UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock High Yield V.I. Fund

Class I Shares | HICUI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$28	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,100,514,129
Number of Portfolio Holdings...
1,190
Portfolio Turnover Rate...
27%

What did the Fund invest in?

(as of June 30, 2025)

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
0.6%
BBB/Baa...
3.9
BB/Ba...
38.7
B...
46.3
CCC/Caa...
9.5
N/R...
1.0
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class I Shares | HICUI

Semi-Annual Shareholder Report — June 30, 2025

HICUI-06/25-SAR

BlackRock High Yield V.I. Fund

Class III Shares | HCIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$40	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,100,514,129
Number of Portfolio Holdings...
1,190
Portfolio Turnover Rate...
27%

What did the Fund invest in?

(as of June 30, 2025)

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
0.6%
BBB/Baa...
3.9
BB/Ba...
38.7
B...
46.3
CCC/Caa...
9.5
N/R...
1.0
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class III Shares | HCIII

Semi-Annual Shareholder Report — June 30, 2025

HCIII-06/25-SAR

BlackRock Total Return V.I. Fund

Class I Shares | CRBDI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$895,104,328
Number of Portfolio Holdings...
2,017
Portfolio Turnover Rate...
315%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
37.5%
Corporate Bonds...
21.5
U.S. Treasury Obligations...
17.2
Investment Companies...
12.4
Non-Agency Mortgage-Backed Securities...
3.5
Asset-Backed Securities...
3.3
Foreign Government Obligations...
2.7
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Common Stocks...
0.4
OtherFootnote Reference(b)...
0.2
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
60.7
A...
6.3
BBB/Baa...
14.7
BB/Ba...
2.4
B...
0.7
CCC/Caa...
0.2
CC/Ca...
0.1
C...
0.1
N/R...
10.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class I Shares | CRBDI

Semi-Annual Shareholder Report — June 30, 2025

CRBDI-06/25-SAR

BlackRock Total Return V.I. Fund

Class III Shares | CBIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$895,104,328
Number of Portfolio Holdings...
2,017
Portfolio Turnover Rate...
315%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
37.5%
Corporate Bonds...
21.5
U.S. Treasury Obligations...
17.2
Investment Companies...
12.4
Non-Agency Mortgage-Backed Securities...
3.5
Asset-Backed Securities...
3.3
Foreign Government Obligations...
2.7
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Common Stocks...
0.4
OtherFootnote Reference(b)...
0.2
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
60.7
A...
6.3
BBB/Baa...
14.7
BB/Ba...
2.4
B...
0.7
CCC/Caa...
0.2
CC/Ca...
0.1
C...
0.1
N/R...
10.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class III Shares | CBIII

Semi-Annual Shareholder Report — June 30, 2025

CBIII-06/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(a)
.................. GBP 59 $ 84,688
Total Asset-Backed Securities — 0.0%
(Cost: $ 76,117 ) .................................. 84,688
Shares
Shares
Common Stocks
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(b)
.............. 880 678
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 5,929 598,830
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(b)
....................... 42,413 570,879
Metals & Mining — 0.1%
Constellium SE , Class A
(b)
............... 76,922 1,023,063
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP ................... 93,511 1,695,355
Enterprise Products Partners LP ........... 44,595 1,382,891
MPLX LP .......................... 14,663 755,291
ONEOK, Inc. ........................ 9,111 743,731
Western Midstream Partners LP ........... 3,632 140,558
4,717,826
Specialized REITs — 0.1%
VICI Properties, Inc. ................... 45,433 1,481,116
Total Common Stocks — 0 .8%
(Cost: $ 8,604,324 ) ............................... 8,392,392
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(c)
... USD 702 727,495
ATI, Inc.
4.88% , 10/01/29 ................... 225 220,381
7.25% , 08/15/30 ................... 1,106 1,158,981
5.13% , 10/01/31 ................... 934 912,836
Axon Enterprise, Inc.
(c)
6.13% , 03/15/30 ................... 243 249,891
6.25% , 03/15/33 ................... 344 354,204
Bombardier, Inc.
(c)
7.50% , 02/01/29 ................... 5 5,250
8.75% , 11/15/30 ................... 1,343 1,453,903
7.25% , 07/01/31 ................... 647 679,156
7.00% , 06/01/32 ................... 1,260 1,312,145
6.75% , 06/15/33 ................... 607 628,974
BWX Technologies, Inc., 4.13%, 06/30/28
(c)
... 457 445,835
Czechoslovak Group A/S, 5.25%, 01/10/31
(a)
.. EUR 100 119,599
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(c)
USD 3,621 3,666,285
Goat Holdco LLC, 6.75%, 02/01/32
(c)
....... 829 842,712
Spirit AeroSystems, Inc.
(c)
9.38% , 11/30/29 ................... 1,201 1,274,274
9.75% , 11/15/30 ................... 1,343 1,481,129
TransDigm, Inc.
(c)
6.75% , 08/15/28 ................... 1,310 1,337,693
6.38% , 03/01/29 ................... 2,955 3,031,657
7.13% , 12/01/31 ................... 1,263 1,323,268
6.63% , 03/01/32 ................... 4,563 4,724,501
6.00% , 01/15/33 ................... 3,413 3,431,546
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38% , 05/31/33 ................... USD 7,192 $ 7,198,519
Triumph Group, Inc., 9.00%, 03/15/28
(c)
..... 1,975 2,063,954
38,644,188
Air Freight & Logistics — 0.1%
(c)
Rand Parent LLC, 8.50%, 02/15/30 ........ 624 626,596
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 195 206,711
833,307
Automobile Components — 1.4%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(d)
............ 1,123 1,134,163
Clarios Global LP
8.50% , 05/15/27
(c)
.................. 2,858 2,870,518
6.75% , 05/15/28
(c)
.................. 1,076 1,104,463
6.75% , 02/15/30
(c)
.................. 1,978 2,056,699
4.75% , 06/15/31
(c)
.................. EUR 575 679,922
4.75% , 06/15/31
(a)
.................. 100 118,248
Dana, Inc.
4.25% , 09/01/30 ................... USD 257 253,301
4.50% , 02/15/32 ................... 392 383,183
Forvia SE, 5.50%, 06/15/31
(a)
........... EUR 126 146,415
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
USD 273 284,228
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 176 172,023
6.63% , 07/15/30 ................... 488 497,778
5.25% , 04/30/31 ................... 39 37,455
5.63% , 04/30/33 ................... 248 237,449
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,350 2,276,988
9.75% , 01/15/29 ................... 454 441,030
4.38% , 02/01/29 ................... 317 266,464
10.00% , 11/15/29
(c)
................. 834 825,680
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a) (d) (e)
............ EUR 100 123,308
Mahle GmbH
(a)
2.38% , 05/14/28 ................... 100 111,916
6.50% , 05/02/31 ................... 100 119,568
Schaeffler AG, 4.25%, 04/01/28
(a)
......... 100 118,530
Tenneco, Inc., 8.00%, 11/17/28
(c)
......... USD 1,139 1,126,354
ZF Europe Finance BV, 7.00%, 06/12/30
(a)
.... EUR 100 118,049
15,503,732
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
................. USD 361 341,827
10.38% , 03/31/29
(a)
................. GBP 100 127,889
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(c)
.... USD 800 733,936
RCI Banque SA
(a)(d)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 100 123,892
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 100 118,841
Rivian Holdings LLC, 10.00%, 01/15/31
(c)
.... USD 691 678,923
2,125,308
Banks — 1.5%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (d)
EUR 100 120,138
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (d)
..................... 200 235,630
Banco Bilbao Vizcaya Argentaria SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.25%), 7.75%
(d) (f)
........... USD 200 202,742
Banco Espirito Santo SA
(a)(b)(g)
2.63% , 05/08/17 ................... EUR 100 25,915

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.75% , 01/15/22 ................... EUR 100 $ 25,915
4.00% , 01/21/25 ................... 100 25,915
Bank of America Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.68%), 6.63%
(d) (f)
................. USD 3,150 3,262,307
Bankinter SA, (5-Year EURIBOR ICE Swap Rate
+ 4.71%), 7.38%
(a) (d) (f)
............... EUR 200 252,670
Barclays plc
(d)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 940 874,990
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 200 209,785
(USISSO05 + 5.78%), 9.63% .......... 2,040 2,265,844
(USISSO05 + 3.69%), 7.63% .......... 600 602,576
CaixaBank SA
(a)(d)(f)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 200 237,432
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ 200 240,302
Citigroup, Inc.
(d)(f)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 1,885 1,942,888
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 1,130 1,138,321
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 451 460,615
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 450 473,025
Commerzbank AG, (5-Year EURIBOR ICE Swap
Rate + 5.13%), 7.88%
(a) (d) (f)
............ EUR 200 261,626
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (d) (f)
............ 100 116,766
Intesa Sanpaolo SpA
(a)
(5-Year EUR Swap Annual + 5.85%),
5.50%
(d) (f)
...................... 250 300,745
5.15% , 06/10/30 ................... GBP 150 204,127
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (d)
EUR 125 157,024
NatWest Group plc
(d)(f)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 200 272,444
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 565 609,439
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(c) (d) (f)
................ 450 459,175
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(d)
..... 1,055 1,082,698
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(d) (f)
................. 456 479,169
16,540,223
Biotechnology — 0.1%
Grifols SA
(a)
2.25% , 11/15/27 ................... EUR 697 800,128
7.13% , 05/01/30 ................... 100 122,225
922,353
Broadline Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(c)
....... USD 282 262,919
B&M European Value Retail SA, 6.50%,
11/27/31
(a)
...................... GBP 100 138,160
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Getty Images, Inc., 11.25%, 02/21/30
(c)
...... USD 520 $ 516,100
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 ................... 231 225,415
3.63% , 10/01/31 ................... 413 369,528
Rakuten Group, Inc.
(c)
11.25% , 02/15/27 .................. 521 565,735
9.75% , 04/15/29 ................... 1,632 1,787,658
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(d) (f)
... 268 262,191
4,127,706
Building Products — 2.2%
Builders FirstSource, Inc.
(c)
6.38% , 03/01/34 ................... 249 253,749
6.75% , 05/15/35 ................... 922 949,305
EMRLD Borrower LP
6.38% , 12/15/30
(a)
.................. EUR 100 123,730
6.38% , 12/15/30
(c)
.................. 370 457,801
6.63% , 12/15/30
(c)
.................. USD 5,115 5,228,410
6.75% , 07/15/31
(c)
.................. 2,322 2,403,259
JELD-WEN, Inc.
(c)
4.88% , 12/15/27 ................... 194 179,854
7.00% , 09/01/32 ................... 975 763,376
JH North America Holdings, Inc.
(c)
5.88% , 01/31/31 ................... 706 712,165
6.13% , 07/31/32 ................... 931 946,458
New Enterprise Stone & Lime Co., Inc.
(c)
5.25% , 07/15/28 ................... 181 181,480
9.75% , 07/15/28 ................... 491 492,146
PCF GmbH, 4.75%, 04/15/29
(a)
.......... EUR 101 98,122
Quikrete Holdings, Inc.
(c)
6.38% , 03/01/32 ................... USD 3,692 3,796,557
6.75% , 03/01/33 ................... 1,769 1,825,300
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 ................... 801 799,046
8.88% , 11/15/31 ................... 663 695,127
Standard Building Solutions, Inc., 6.50%,
08/15/32
(c)
...................... 1,992 2,041,071
Standard Industries, Inc.
2.25% , 11/21/26
(a)
.................. EUR 200 232,694
4.75% , 01/15/28
(c)
.................. USD 3 2,967
4.38% , 07/15/30
(c)
.................. 1,161 1,099,283
3.38% , 01/15/31
(c)
.................. 416 373,067
Wilsonart LLC, 11.00%, 08/15/32
(c)
........ 929 844,021
24,498,988
Capital Markets — 2.0%
Apollo Debt Solutions BDC
6.70% , 07/29/31 ................... 395 410,459
6.55% , 03/15/32
(c)
.................. 108 110,310
Ares Capital Corp., 5.50%, 09/01/30 ....... 605 603,122
Ares Strategic Income Fund
5.60% , 02/15/30 ................... 833 830,480
5.80% , 09/09/30
(c)
.................. 540 541,887
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 165 163,107
Blackstone Private Credit Fund, 6.00%, 11/22/34 1,920 1,877,476
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 1,175 1,186,958
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 253 262,833
Blue Owl Credit Income Corp., 7.75%, 09/16/27 382 400,691
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 144 146,856
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(d)
............ 1,540 1,473,702

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................. USD 403 $ 361,734
Deutsche Bank AG
(a)(d)(f)
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ........................ EUR 200 239,976
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 200 245,228
Focus Financial Partners LLC, 6.75%, 09/15/31
(c)
USD 1,248 1,273,913
Goldman Sachs Group, Inc. (The)
(d)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 1,020 1,052,628
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 2,224 2,226,925
HAT Holdings I LLC
(c)
3.38% , 06/15/26 ................... 83 81,241
8.00% , 06/15/27 ................... 134 139,605
Jane Street Group, 6.75%, 05/01/33
(c)
...... 586 602,529
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(d) (f)
................. 295 308,066
UBS Group AG
(c)(d)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 1,095 1,195,164
(USISSO05 + 3.63%), 6.85% .......... 605 607,655
(USISSO05 + 3.08%), 7.00% .......... 745 741,112
(USISSO05 + 4.16%), 7.75% .......... 2,061 2,169,745
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 1,240 1,433,950
(USISSO05 + 3.18%), 7.13% .......... 850 846,506
21,533,858
Chemicals — 2.4%
Avient Corp., 6.25%, 11/01/31
(c)
.......... 224 226,094
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
................. 829 874,004
Axalta Coating Systems LLC, 3.38%, 02/15/29
(c)
512 484,966
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 162 165,828
6.75% , 04/15/33 ................... 527 532,473
Chemours Co. (The)
5.38% , 05/15/27 ................... 903 894,924
5.75% , 11/15/28
(c)
.................. 902 845,449
8.00% , 01/15/33
(c)
.................. 448 419,511
Element Solutions, Inc., 3.88%, 09/01/28
(c)
... 3,409 3,306,031
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(a)
...................... EUR 100 118,800
HB Fuller Co., 4.25%, 10/15/28 .......... USD 185 179,204
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.... 651 584,256
INEOS Finance plc, 6.38%, 04/15/29
(a)
...... EUR 100 119,393
Ingevity Corp., 3.88%, 11/01/28
(c)
......... USD 132 125,886
Itelyum Regeneration Spa, 5.75%, 04/15/30
(a)
. EUR 100 118,803
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(c) (e)
............ USD 715 627,561
Kronos International, Inc., 9.50%, 03/15/29
(a)
.. EUR 100 126,857
Lune Holdings SARL, 5.63%, 11/15/28
(a)
..... 100 47,346
LYB International Finance III LLC, 6.15%,
05/15/35 ....................... USD 185 192,014
Mativ Holdings, Inc., 8.00%, 10/01/29
(c)
..... 384 347,933
Maxam Prill Sarl, 6.00%, 07/15/30
(a)
....... EUR 107 125,284
Methanex US Operations, Inc., 6.25%, 03/15/32
(c)
USD 296 295,140
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
. 388 381,641
Nobian Finance BV, 3.63%, 07/15/26
(a)
...... EUR 100 117,362
Olympus Water US Holding Corp.
9.75% , 11/15/28
(c)
.................. USD 2,775 2,922,158
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.38% , 10/01/29
(a)
.................. EUR 200 $ 215,565
6.25% , 10/01/29
(c)
.................. USD 404 385,484
7.25% , 06/15/31
(c)
.................. 2,795 2,850,900
SCIL IV LLC, 9.50%, 07/15/28
(a)
.......... EUR 100 123,825
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... USD 222 214,403
4.00% , 04/01/31 ................... 325 298,514
4.38% , 02/01/32 ................... 533 489,433
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
...................... 2,049 1,984,217
Synthomer plc, 7.38%, 05/02/29
(a)
......... EUR 100 116,637
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 ................... USD 536 532,903
5.63% , 08/15/29 ................... 4,081 3,694,065
7.38% , 03/01/31 ................... 1,252 1,282,071
26,366,935
Commercial Services & Supplies — 4.0%
ADT Security Corp. (The), 4.88%, 07/15/32
(c)
.. 327 313,686
Allied Universal Holdco LLC
4.63% , 06/01/28
(c)
.................. 4,114 3,991,481
4.88% , 06/01/28
(a)
.................. GBP 150 197,381
6.00% , 06/01/29
(c)
.................. USD 3,130 3,044,146
6.88% , 06/15/30
(c)
.................. 2,153 2,182,203
7.88% , 02/15/31
(c)
.................. 5,838 6,098,912
Amber Finco plc, 6.63%, 07/15/29
(a)
........ EUR 111 136,806
APCOA Group GmbH, 6.00%, 04/15/31
(a)
.... 106 125,643
APi Group DE, Inc.
(c)
4.13% , 07/15/29 ................... USD 453 431,895
4.75% , 10/15/29 ................... 225 220,808
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.... 251 249,990
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.82%,
05/01/30
(a) (d)
..................... EUR 100 118,726
Brink's Co. (The)
(c)
6.50% , 06/15/29 ................... USD 408 420,564
6.75% , 06/15/32 ................... 1,100 1,145,537
Deluxe Corp., 8.13%, 09/15/29
(c)
.......... 335 345,743
Garda World Security Corp.
(c)
4.63% , 02/15/27 ................... 508 504,851
7.75% , 02/15/28 ................... 1,247 1,290,100
6.00% , 06/01/29 ................... 420 409,943
8.25% , 08/01/32 ................... 1,962 2,013,410
8.38% , 11/15/32 ................... 3,105 3,189,484
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 ................... 689 668,278
4.75% , 06/15/29 ................... 342 337,441
4.38% , 08/15/29 ................... 1,000 971,038
6.75% , 01/15/31 ................... 1,109 1,160,483
Madison IAQ LLC
(c)
4.13% , 06/30/28 ................... 504 489,622
5.88% , 06/30/29 ................... 1,477 1,453,034
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
...................... 1,020 1,021,597
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(c)
...................... 1,042 1,042,044
Reworld Holding Corp.
4.88% , 12/01/29
(c)
.................. 365 347,240
5.00% , 09/01/30 ................... 119 112,472
RR Donnelley & Sons Co., 9.50%, 08/01/29
(c)
.. 1,559 1,559,000
Veritiv Operating Co., 10.50%, 11/30/30
(c)
.... 422 456,813
Waste Pro USA, Inc., 7.00%, 02/01/33
(c)
..... 4,052 4,206,454
Williams Scotsman, Inc.
(c)
6.63% , 06/15/29 ................... 473 485,545
6.63% , 04/15/30 ................... 891 925,527
7.38% , 10/01/31 ................... 1,045 1,099,966

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32
(c)
... USD 1,657 $ 1,725,038
44,492,901
Communications Equipment — 0.3%
(c)
CommScope LLC
4.75% , 09/01/29 ................... 2,672 2,608,629
9.50% , 12/15/31 ................... 297 311,022
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 430 401,797
3,321,448
Construction & Engineering — 0.4%
Arcosa, Inc.
(c)
4.38% , 04/15/29 ................... 595 575,569
6.88% , 08/15/32 ................... 343 355,972
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
...................... 3,204 2,956,127
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.... 279 271,549
Heathrow Finance plc, 6.63%, 03/01/31
(a)
.... GBP 100 136,440
Pike Corp., 8.63%, 01/31/31
(c)
........... USD 214 232,742
4,528,399
Consumer Finance — 1.3%
Ally Financial, Inc., (SOFR Index + 1.96%),
5.74%, 05/15/29
(d)
................. 155 157,759
Azorra Finance Ltd.
(c)
7.75% , 04/15/30 ................... 434 450,546
7.25% , 01/15/31 ................... 338 345,072
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(c) (d)
.... 119 119,818
GGAM Finance Ltd.
(c)
8.00% , 02/15/27 ................... 836 861,950
8.00% , 06/15/28 ................... 264 279,238
6.88% , 04/15/29 ................... 632 653,379
5.88% , 03/15/30 ................... 560 563,976
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(c)
...................... 1,489 1,528,086
Macquarie Airfinance Holdings Ltd., 6.50%,
03/26/31
(c)
...................... 355 375,702
Navient Corp.
9.38% , 07/25/30 ................... 530 584,596
7.88% , 06/15/32 ................... 740 769,599
OneMain Finance Corp.
6.63% , 05/15/29 ................... 1,290 1,324,896
5.38% , 11/15/29 ................... 64 62,953
7.88% , 03/15/30 ................... 631 670,481
4.00% , 09/15/30 ................... 471 434,608
7.50% , 05/15/31 ................... 314 328,084
7.13% , 11/15/31 ................... 265 275,726
6.75% , 03/15/32 ................... 1,447 1,474,215
7.13% , 09/15/32 ................... 1,058 1,095,314
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(c)
1,289 1,335,066
SLM Corp., 6.50%, 01/31/30 ............ 176 184,736
Volkswagen International Finance NV,
(EUAMDB08 + 3.49%), 5.99%
(a) (d) (f)
....... EUR 100 118,918
13,994,718
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(c)
3.50% , 03/15/29 ................... USD 226 214,108
4.88% , 02/15/30 ................... 519 510,185
6.25% , 03/15/33 ................... 969 998,870
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(a)
.. GBP 163 210,597
Bellis Finco plc, 4.00%, 02/16/27
(a)
........ 100 137,186
ELO SACA, 3.25%, 07/23/27
(a)
........... EUR 100 113,431
KeHE Distributors LLC, 9.00%, 02/15/29
(c)
.... USD 439 454,652
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.95% , 07/01/29
(a) (d)
............... EUR 200 $ 236,661
Market Bidco Finco plc
(a)
4.75% , 11/04/27 ................... 100 117,188
5.50% , 11/04/27 ................... GBP 100 134,524
Ocado Group plc, 11.00%, 06/15/30
(a)
...... 100 133,509
Performance Food Group, Inc.
(c)
4.25% , 08/01/29 ................... USD 323 311,452
6.13% , 09/15/32 ................... 2,221 2,271,937
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
. 609 601,060
US Foods, Inc.
(c)
4.75% , 02/15/29 ................... 126 123,789
7.25% , 01/15/32 ................... 572 602,341
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 434 460,290
4.80% , 11/18/44 ................... 775 740,125
8,371,905
Containers & Packaging — 2.8%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(c)
.................. 971 973,983
3.00% , 09/01/29
(a)
.................. EUR 200 211,002
4.00% , 09/01/29
(c)
.................. USD 3,289 3,002,452
Ardagh Packaging Finance plc
2.13% , 08/15/26
(a)
.................. EUR 509 573,932
4.13% , 08/15/26
(c)
.................. USD 1,690 1,586,690
Ball Corp., 4.25%, 07/01/32 ............ EUR 505 602,695
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ................... USD 942 955,645
6.88% , 01/15/30 ................... 1,649 1,685,736
8.75% , 04/15/30 ................... 1,354 1,384,903
6.75% , 04/15/32 ................... 3,034 3,113,700
Crown Americas LLC, 5.88%, 06/01/33
(c)
..... 1,986 1,999,574
Fiber Midco SpA, 10.00%, 06/15/29
(a)
....... EUR 100 107,369
Graphic Packaging International LLC, 2.63%,
02/01/29
(a)
...................... 200 225,253
Kleopatra Finco SARL, 4.25%, 03/01/26
(a)
.... 100 110,448
LABL, Inc.
(c)
5.88% , 11/01/28 ................... USD 177 154,780
9.50% , 11/01/28 ................... 1,305 1,206,313
8.63% , 10/01/31 ................... 488 417,420
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 04/15/27 ................... 8,731 8,874,118
9.25% , 04/15/27 ................... 535 531,249
OI European Group BV
6.25% , 05/15/28
(c)
.................. EUR 113 137,434
5.25% , 06/01/29
(a)
.................. 100 121,270
Sealed Air Corp.
(c)
4.00% , 12/01/27 ................... USD 351 342,567
5.00% , 04/15/29 ................... 146 144,409
7.25% , 02/15/31 ................... 60 63,149
6.50% , 07/15/32 ................... 490 507,769
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
. 329 348,997
Trivium Packaging Finance BV
(c)
6.63% , 07/15/30 ................... EUR 245 298,273
8.25% , 07/15/30 ................... USD 800 845,990
12.25% , 01/15/31 .................. 302 323,724
30,850,844
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 72 68,106
Gates Corp., 6.88%, 07/01/29 ........... 776 805,773
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 124 116,882

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors (continued)
6.50% , 07/15/32 ................... USD 1,396 $ 1,430,191
2,420,952
Diversified Consumer Services — 0.8%
Belron UK Finance plc, 5.75%, 10/15/29
(c)
.... 1,788 1,802,918
Pachelbel Bidco SpA
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.44% , 05/17/31
(d)
................ EUR 100 118,408
7.13% , 05/17/31 ................... 100 126,853
Service Corp. International
3.38% , 08/15/30 ................... USD 305 280,334
4.00% , 05/15/31 ................... 173 161,872
5.75% , 10/15/32 ................... 2,595 2,621,464
Sotheby's
(c)
7.38% , 10/15/27 ................... 1,591 1,572,685
5.88% , 06/01/29 ................... 1,130 1,017,589
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
..... 1,154 1,212,772
8,914,895
Diversified REITs — 0.5%
(c)
Digital Realty Trust LP, 1.88%, 11/15/29
(h)
.... 223 234,462
Global Net Lease, Inc., 3.75%, 12/15/27 ..... 198 189,095
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 1,191 1,142,013
Uniti Group LP, 10.50%, 02/15/28 ......... 3,581 3,796,012
5,361,582
Diversified Telecommunication Services — 5.4%
Altice Financing SA
(c)
5.00% , 01/15/28 ................... 553 416,018
5.75% , 08/15/29 ................... 1,216 887,900
Altice France SA
(c)
5.50% , 01/15/28 ................... 503 423,320
5.13% , 01/15/29 ................... 400 330,500
5.13% , 07/15/29 ................... 4,557 3,766,474
5.50% , 10/15/29 ................... 200 165,783
CCO Holdings LLC
(c)
5.38% , 06/01/29 ................... 302 300,896
6.38% , 09/01/29 ................... 1,872 1,909,508
4.75% , 03/01/30 ................... 746 722,727
4.50% , 08/15/30 ................... 334 318,429
4.25% , 02/01/31 ................... 701 654,855
7.38% , 03/01/31 ................... 4,331 4,519,009
4.75% , 02/01/32 ................... 86 81,573
4.50% , 06/01/33 ................... 57 52,099
4.25% , 01/15/34 ................... 3,834 3,412,977
Digi Romania SA, 3.25%, 02/05/28
(a)
....... EUR 100 114,997
eircom Finance DAC, 5.00%, 04/30/31
(a)
..... 112 132,260
Fibercop SpA
4.75% , 06/30/30
(a)
.................. 100 118,549
5.13% , 06/30/32
(a)
.................. 100 117,960
Series 2034 , 6.00% , 09/30/34
(c)
......... USD 984 920,867
7.20% , 07/18/36
(c)
.................. 1,168 1,138,313
Frontier Communications Holdings LLC
5.88% , 10/15/27
(c)
.................. 746 746,282
5.00% , 05/01/28
(c)
.................. 1,499 1,498,369
6.75% , 05/01/29
(c)
.................. 310 314,054
5.88% , 11/01/29 ................... 509 513,773
6.00% , 01/15/30
(c)
.................. 661 669,526
8.75% , 05/15/30
(c)
.................. 3,566 3,729,577
8.63% , 03/15/31
(c)
.................. 930 988,132
Global Switch Finance BV, 1.38%, 10/07/30
(a)
.. EUR 100 110,306
Iliad Holding SASU
7.00% , 10/15/28
(c)
.................. USD 336 342,140
5.38% , 04/15/30
(a)
.................. EUR 100 120,975
6.88% , 04/15/31
(a)
.................. 100 125,599
8.50% , 04/15/31
(c)
.................. USD 1,721 1,840,825
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.00% , 04/15/32
(c)
.................. USD 1,200 $ 1,229,497
Iliad SA, 5.63%, 02/15/30
(a)
............. EUR 100 125,856
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(c)
USD 175 178,447
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(a)
. EUR 200 238,834
Level 3 Financing, Inc.
(c)
3.63% , 01/15/29 ................... USD 174 148,770
4.88% , 06/15/29 ................... 2,127 1,986,086
11.00% , 11/15/29 .................. 2,654 3,043,948
4.50% , 04/01/30 ................... 915 827,873
3.88% , 10/15/30 ................... 333 288,878
10.75% , 12/15/30 .................. 1,696 1,923,264
4.00% , 04/15/31 ................... 45 38,095
6.88% , 06/30/33 ................... 6,399 6,511,130
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(a)
. EUR 151 185,714
Lumen Technologies, Inc.
(c)
4.13% , 04/15/30 ................... USD 450 438,643
10.00% , 10/15/32 .................. 576 588,416
Sable International Finance Ltd., 7.13%,
10/15/32
(c)
...................... 1,254 1,257,527
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,058 1,140,038
Virgin Media Secured Finance plc
(a)
4.25% , 01/15/30 ................... GBP 100 125,429
4.13% , 08/15/30 ................... 200 247,640
Windstream Services LLC, 8.25%, 10/01/31
(c)
.. USD 5,004 5,240,619
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 ................... 1,008 945,279
6.13% , 03/01/28 ................... 837 722,309
58,936,864
Electric Utilities — 1.5%
Alpha Generation LLC, 6.75%, 10/15/32
(c)
.... 1,191 1,227,736
California Buyer Ltd.
5.63% , 02/15/32
(a)
.................. EUR 100 121,158
6.38% , 02/15/32
(c)
.................. USD 594 594,968
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(a)
.................. EUR 100 118,677
6.75% , 02/28/30
(c)
.................. USD 1,400 1,442,504
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(d)
............ 518 532,407
EDP SA
(a)(d)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................. EUR 100 120,657
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................. 100 119,442
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (d) (f)
................ 100 118,902
NextEra Energy Capital Holdings, Inc.
(d)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... USD 476 493,836
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 665 679,068
NRG Energy, Inc.
(c)
5.75% , 07/15/29 ................... 634 634,815
6.00% , 02/01/33 ................... 2,020 2,040,131
6.25% , 11/01/34 ................... 3,246 3,307,181
Pattern Energy Operations LP, 4.50%, 08/15/28
(c)
118 114,326
Public Power Corp. SA, 4.63%, 10/31/31
(a)
... EUR 100 120,145
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (d) (f)
..................... 100 121,562
Vistra Operations Co. LLC
(c)
7.75% , 10/15/31 ................... USD 1,218 1,294,543
6.88% , 04/15/32 ................... 660 690,018

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(c)
................. USD 2,583 $ 2,758,913
16,650,989
Electrical Equipment — 0.1%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (d) (f)
............ EUR 100 120,891
Sensata Technologies BV, 4.00%, 04/15/29
(c)
.. USD 29 27,581
Vertiv Group Corp., 4.13%, 11/15/28
(c)
...... 983 958,411
1,106,883
Electronic Equipment, Instruments & Components — 0.5%
(c)
Coherent Corp., 5.00%, 12/15/29 ......... 790 775,884
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 278 286,378
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 1,286 1,227,750
3.75% , 02/15/31 ................... 1,293 1,178,598
6.63% , 07/15/32 ................... 1,801 1,853,499
Zebra Technologies Corp., 6.50%, 06/01/32 ... 362 372,236
5,694,345
Energy Equipment & Services — 1.3%
Archrock Partners LP
(c)
6.88% , 04/01/27 ................... 160 160,164
6.25% , 04/01/28 ................... 845 847,797
6.63% , 09/01/32 ................... 1,642 1,672,931
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
. 285 296,752
Enerflex Ltd., 9.00%, 10/15/27
(c)
.......... 211 217,575
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
.. 1,262 1,305,427
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
.... 726 716,923
Noble Finance II LLC, 8.00%, 04/15/30
(c)
..... 290 295,285
Oceaneering International, Inc., 6.00%, 02/01/28 171 172,409
OEG Finance plc, 7.25%, 09/27/29
(a)
....... EUR 100 120,740
Star Holding LLC, 8.75%, 08/01/31
(c)
....... USD 659 621,020
Tidewater, Inc., 9.13%, 07/15/30
(c)
......... 613 630,691
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
...................... 144 146,125
Transocean, Inc.
(c)
8.00% , 02/01/27 ................... 1,017 1,001,866
8.25% , 05/15/29 ................... 479 442,856
8.75% , 02/15/30 ................... 474 487,846
8.50% , 05/15/31 ................... 290 258,868
USA Compression Partners LP, 7.13%,
03/15/29
(c)
...................... 1,197 1,226,844
Valaris Ltd., 8.38%, 04/30/30
(c)
........... 1,192 1,222,961
Vallourec SACA, 7.50%, 04/15/32
(c)
........ 971 1,017,860
Weatherford International Ltd., 8.63%, 04/30/30
(c)
1,825 1,881,077
14,744,017
Entertainment — 0.4%
Banijay Entertainment SAS
7.00% , 05/01/29
(a)
.................. EUR 100 123,108
8.13% , 05/01/29
(c)
.................. USD 222 230,316
Cinemark USA, Inc., 7.00%, 08/01/32
(c)
..... 196 203,480
Live Nation Entertainment, Inc.
(c)
4.75% , 10/15/27 ................... 228 225,521
3.75% , 01/15/28 ................... 728 704,445
Odeon Finco plc, 12.75%, 11/01/27
(c)
....... 800 835,909
Pinewood Finco plc, 6.00%, 03/27/30
(a)
...... GBP 112 151,816
Playtika Holding Corp., 4.25%, 03/15/29
(c)
.... USD 187 169,704
Starz Capital Holdings 1, Inc., 5.50%, 04/15/29
(c)
638 554,467
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 1,072 722,260
3,921,026
Security
Par (000)
Par (000) Value
Financial Services — 3.3%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(d)
..... USD 934 $ 910,776
Block, Inc.
2.75% , 06/01/26 ................... 100 97,903
3.50% , 06/01/31 ................... 104 95,396
6.50% , 05/15/32 ................... 5,047 5,207,106
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
2,038 2,163,368
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(d)
............ 640 637,875
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 ................... 422 438,323
9.13% , 05/15/31 ................... 756 779,272
8.38% , 04/01/32 ................... 470 475,065
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 446 446,028
Jefferies Finance LLC
(c)
5.00% , 08/15/28 ................... 665 642,839
6.63% , 10/15/31 ................... 211 210,240
Midcap Financial Issuer Trust
(c)
6.50% , 05/01/28 ................... 932 923,191
5.63% , 01/15/30 ................... 1,000 923,750
Nationstar Mortgage Holdings, Inc.
(c)
6.00% , 01/15/27 ................... 6 6,007
6.50% , 08/01/29 ................... 1,350 1,378,963
5.13% , 12/15/30 ................... 321 324,877
5.75% , 11/15/31 ................... 377 382,878
7.13% , 02/01/32 ................... 1,978 2,054,539
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (d) (f)
................ GBP 200 270,534
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 ................... USD 405 430,063
7.13% , 11/15/30 ................... 718 744,124
6.88% , 05/15/32 ................... 1,429 1,461,110
6.88% , 02/15/33 ................... 435 445,875
ProGroup AG, 5.13%, 04/15/29
(a)
......... EUR 100 119,120
Rocket Cos., Inc.
(c)
6.13% , 08/01/30 ................... USD 3,469 3,535,015
6.38% , 08/01/33 ................... 2,956 3,024,581
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 ................... 148 144,340
3.88% , 03/01/31 ................... 146 135,345
4.00% , 10/15/33 ................... 389 348,026
Shift4 Payments LLC
(c)
6.75% , 08/15/32 ................... 2,805 2,913,186
5.50% , 05/15/33 ................... EUR 755 919,955
Stena International SA, 7.25%, 01/15/31
(c)
.... USD 200 200,620
UWM Holdings LLC, 6.63%, 02/01/30
(c)
..... 1,236 1,237,277
Walker & Dunlop, Inc., 6.63%, 04/01/33
(c)
.... 851 873,324
WEX, Inc., 6.50%, 03/15/33
(c)
........... 1,533 1,546,647
Worldline SA, 5.50%, 06/10/30
(a)
.......... EUR 100 102,266
36,549,804
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
....... USD 233 224,329
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c) (e)
............. 4,108 4,300,951
Chobani LLC
(c)
4.63% , 11/15/28 ................... 1,918 1,882,498
7.63% , 07/01/29 ................... 2,135 2,224,802
Darling Global Finance BV
4.50% , 07/15/32
(a)
.................. EUR 100 119,219
4.50% , 07/15/32
(c)
.................. 540 643,782
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
... USD 269 272,552

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Fiesta Purchaser, Inc.
(c)
7.88% , 03/01/31 ................... USD 45 $ 47,754
9.63% , 09/15/32 ................... 235 247,965
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.72%, 12/15/29
(a) (d)
........... EUR 100 117,954
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 ................... USD 76 75,530
4.13% , 01/31/30 ................... 525 500,638
4.38% , 01/31/32 ................... 88 82,412
Post Holdings, Inc.
(c)
4.50% , 09/15/31 ................... 616 571,777
6.25% , 02/15/32 ................... 407 418,267
6.38% , 03/01/33 ................... 808 815,367
6.25% , 10/15/34 ................... 654 657,714
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
..... 122 115,189
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(a)
EUR 100 121,413
13,440,113
Gas Utilities — 0.1%
(c)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(d)
................. USD 569 569,126
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 367 380,754
Suburban Propane Partners LP, 5.00%, 06/01/31 102 96,502
1,046,382
Ground Transportation — 0.5%
Albion Financing 1 SARL
5.38% , 05/21/30
(a)
.................. EUR 100 120,493
7.00% , 05/21/30
(c)
.................. USD 1,399 1,427,718
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(a)
...................... EUR 161 169,195
Boels Topholding BV, 5.75%, 05/15/30
(a)
..... 107 130,747
Edge Finco plc, 8.13%, 08/15/31
(a)
........ GBP 140 200,161
EquipmentShare.com, Inc., 8.00%, 03/15/33
(c)
. USD 353 369,801
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
. 1,256 1,281,588
Hertz Corp. (The), 12.63%, 07/15/29
(c)
...... 402 420,395
Kapla Holding SAS
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.47% , 07/31/30
(d)
................ EUR 100 118,383
5.00% , 04/30/31 ................... 100 119,118
Loxam SAS, 6.38%, 05/15/28
(a)
.......... 100 121,572
Mobico Group plc
(a)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(d) (f)
... GBP 100 82,565
4.88% , 09/26/31 ................... EUR 100 95,370
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.01%, 04/22/30
(d)
....... 100 118,010
Watco Cos. LLC, 7.13%, 08/01/32
(c)
........ USD 358 374,223
5,149,339
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc.
2.63% , 11/01/25
(a)
.................. EUR 200 235,119
3.88% , 07/15/28
(a)
.................. 100 117,353
4.63% , 07/15/28
(c)
.................. USD 1,410 1,384,562
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
.... 3,724 3,886,925
Insulet Corp., 6.50%, 04/01/33
(c)
.......... 685 714,171
Medline Borrower LP
(c)
3.88% , 04/01/29 ................... 2,182 2,093,064
6.25% , 04/01/29 ................... 539 553,706
5.25% , 10/01/29 ................... 4,474 4,439,125
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)
. 371 383,739
Sotera Health Holdings LLC, 7.38%, 06/01/31
(c)
508 528,545
14,336,309
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(c)
. USD 293 $ 301,858
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
.. 759 740,151
Clariane SE, 7.88%, 06/27/30
(a)
.......... EUR 100 118,682
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 ................... USD 3,450 3,398,183
6.00% , 01/15/29 ................... 1,060 1,019,580
5.25% , 05/15/30 ................... 2,638 2,339,240
4.75% , 02/15/31 ................... 692 591,579
10.88% , 01/15/32 .................. 1,688 1,789,055
Concentra Health Services, Inc., 6.88%,
07/15/32
(c)
...................... 1,033 1,069,531
DaVita, Inc.
(c)
6.88% , 09/01/32 ................... 318 329,505
6.75% , 07/15/33 ................... 502 518,364
Encompass Health Corp.
4.75% , 02/01/30 ................... 116 114,528
4.63% , 04/01/31 ................... 229 221,610
Ephios Subco 3 SARL, 7.88%, 01/31/31
(a)
.... EUR 100 126,689
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(c)
USD 567 562,131
HealthEquity, Inc., 4.50%, 10/01/29
(c)
....... 1,836 1,785,111
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 ................... 228 246,629
11.00% , 10/15/30 .................. 2,158 2,380,697
8.38% , 02/15/32 ................... 1,055 1,124,149
10.00% , 06/01/32 .................. 1,150 1,186,415
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(a)
..... EUR 100 118,294
Molina Healthcare, Inc.
(c)
3.88% , 05/15/32 ................... USD 258 234,834
6.25% , 01/15/33 ................... 639 650,437
Option Care Health, Inc., 4.38%, 10/31/29
(c)
... 452 435,004
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
...................... 177 175,673
Star Parent, Inc., 9.00%, 10/01/30
(c)
........ 1,173 1,233,783
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(c)
3,423 3,488,078
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 1,665 1,722,591
US Acute Care Solutions LLC, 9.75%, 05/15/29
(c)
641 661,152
28,683,533
Health Care REITs — 0.3%
MPT Operating Partnership LP
7.00% , 02/15/32
(c)
.................. EUR 760 917,176
7.00% , 02/15/32
(a)
.................. 104 125,508
8.50% , 02/15/32
(c)
.................. USD 2,606 2,727,325
3,770,009
Health Care Technology — 0.3%
IQVIA, Inc.
1.75% , 03/15/26
(a)
.................. EUR 190 221,581
6.25% , 06/01/32
(c)
.................. USD 2,648 2,717,426
2,939,007
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(c)
...................... 565 581,068
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
.... 314 315,687
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(h)
... 36 34,023
RHP Hotel Properties LP
(c)
4.50% , 02/15/29 ................... 454 443,734
6.50% , 04/01/32 ................... 2,457 2,526,894
6.50% , 06/15/33 ................... 808 831,227
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 ................... 258 255,400
4.00% , 09/15/29 ................... 217 202,493
Service Properties Trust
8.63% , 11/15/31
(c)
.................. 4,931 5,293,784
8.88% , 06/15/32 ................... 1,195 1,228,768

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
XHR LP, 6.63%, 05/15/30
(c)
............. USD 308 $ 313,811
12,026,889
Hotels, Restaurants & Leisure — 4.7%
1011778 BC ULC
(c)
4.38% , 01/15/28 ................... 122 119,639
5.63% , 09/15/29 ................... 500 507,062
4.00% , 10/15/30 ................... 1,049 977,530
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(a)
...................... EUR 100 125,157
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.99%,
07/18/30
(a) (d)
..................... 100 115,439
Boyne USA, Inc., 4.75%, 05/15/29
(c)
....... USD 747 724,846
Caesars Entertainment, Inc.
(c)
7.00% , 02/15/30 ................... 1,681 1,740,813
6.50% , 02/15/32 ................... 1,434 1,471,450
Carnival Corp.
(c)
6.00% , 05/01/29 ................... 1,195 1,207,478
5.88% , 06/15/31 ................... 1,229 1,252,044
6.13% , 02/15/33 ................... 2,594 2,654,056
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 ................... 875 863,720
5.75% , 04/01/30 ................... 1,988 1,994,479
6.75% , 05/01/31 ................... 1,275 1,310,473
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 6.69%, 07/31/28
(a) (d)
... EUR 54 64,266
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 ................... USD 1,665 1,594,765
6.75% , 01/15/30 ................... 308 284,223
Flutter Treasury DAC
4.00% , 06/04/31
(a)
.................. EUR 100 117,979
5.88% , 06/04/31
(c)
.................. USD 1,481 1,492,108
Great Canadian Gaming Corp., 8.75%,
11/15/29
(c)
...................... 1,040 1,017,972
Hilton Domestic Operating Co., Inc.
(c)
4.00% , 05/01/31 ................... 30 28,207
5.88% , 03/15/33 ................... 1,664 1,695,413
Las Vegas Sands Corp., 6.00%, 06/14/30 .... 440 453,936
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 ................... 193 198,839
7.50% , 09/01/31 ................... 385 402,869
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
...................... 91 94,997
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
.. 544 547,206
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
655 514,528
Melco Resorts Finance Ltd.
(c)
5.63% , 07/17/27 ................... 200 199,500
5.75% , 07/21/28 ................... 200 195,676
5.38% , 12/04/29 ................... 790 741,154
7.63% , 04/17/32 ................... 1,079 1,091,948
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(c)
................. 613 547,785
MGM China Holdings Ltd.
(c)
4.75% , 02/01/27 ................... 200 198,250
7.13% , 06/26/31 ................... 244 252,540
MGM Resorts International, 6.13%, 09/15/29 .. 1,112 1,131,066
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
...................... 220 211,919
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(c)
...................... 722 745,254
Motion Finco SARL, 7.38%, 06/15/30
(a)
...... EUR 100 110,462
NCL Corp. Ltd.
(c)
7.75% , 02/15/29 ................... USD 593 630,527
6.25% , 03/01/30 ................... 391 394,337
6.75% , 02/01/32 ................... 1,522 1,554,918
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Pinnacle Bidco plc, 8.25%, 10/11/28
(a)
...... EUR 100 $ 123,538
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 ................... USD 214 122,515
5.88% , 09/01/31 ................... 370 202,575
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(c)
...................... 476 476,615
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 ................... 276 282,555
10.75% , 11/15/29 .................. 1,056 1,085,089
11.13% , 07/15/30 .................. 1,156 1,209,176
Scientific Games Holdings LP, 6.63%, 03/01/30
(c)
643 619,632
Six Flags Entertainment Corp.
(c)
7.25% , 05/15/31 ................... 446 458,348
6.63% , 05/01/32 ................... 240 247,544
Station Casinos LLC
(c)
4.50% , 02/15/28 ................... 392 384,397
4.63% , 12/01/31 ................... 638 597,636
6.63% , 03/15/32 ................... 398 406,960
Stonegate Pub Co. Financing plc, 10.75%,
07/31/29
(a)
...................... GBP 100 142,302
TUI AG, 5.88%, 03/15/29
(a)
............. EUR 100 122,212
TUI Cruises GmbH, 5.00%, 05/15/30
(a)
...... 100 118,464
Vail Resorts, Inc.
(c)
5.63% , 07/15/30 ................... USD 610 610,000
6.50% , 05/15/32 ................... 884 913,392
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 ................... 612 612,342
7.00% , 02/15/29 ................... 123 124,079
9.13% , 07/15/31 ................... 2,019 2,174,465
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
...................... 258 256,742
Voyager Parent LLC, 9.25%, 07/01/32
(c)
..... 858 892,686
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
...................... 227 222,066
Wynn Macau Ltd.
(c)
5.50% , 01/15/26 ................... 263 262,392
5.50% , 10/01/27 ................... 200 198,500
5.63% , 08/26/28 ................... 2,991 2,933,423
4.50% , 03/07/29
(h)
.................. 200 198,600
5.13% , 12/15/29 ................... 938 896,766
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 ................... 1,132 1,123,830
7.13% , 02/15/31 ................... 1,500 1,599,692
6.25% , 03/15/33 ................... 564 567,616
51,762,979
Household Durables — 0.9%
Ashton Woods USA LLC
(c)
4.63% , 08/01/29 ................... 208 198,640
4.63% , 04/01/30 ................... 325 309,057
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 157 157,305
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 ................... 418 380,413
4.88% , 02/15/30 ................... 566 505,207
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
. 283 295,035
Empire Communities Corp., 9.75%, 05/01/29
(c)
. 124 126,808
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(c)
...................... 2,337 2,533,448
LGI Homes, Inc.
(c)
8.75% , 12/15/28 ................... 95 98,756
7.00% , 11/15/32 ................... 688 654,804
Mattamy Group Corp., 4.63%, 03/01/30
(c)
.... 262 251,819
Meritage Homes Corp., 1.75%, 05/15/28
(h)
.... 1,112 1,076,666
New Home Co., Inc. (The), 9.25%, 10/01/29
(c)
. 545 565,016
Newell Brands, Inc., 8.50%, 06/01/28
(c)
...... 564 592,319

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Somnigroup International, Inc.
(c)
4.00% , 04/15/29 ................... USD 338 $ 323,154
3.88% , 10/15/31 ................... 115 104,554
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
..... 290 302,971
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 31 31,135
Whirlpool Corp.
6.13% , 06/15/30 ................... 596 601,238
6.50% , 06/15/33 ................... 632 634,024
9,742,369
Household Products — 0.0%
Central Garden & Pet Co.
4.13% , 10/15/30 ................... 241 227,502
4.13% , 04/30/31
(c)
.................. 142 131,824
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(c)
...................... 153 138,936
498,262
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(d)
............ 744 766,022
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 ................... 233 230,224
3.75% , 01/15/32 ................... 693 621,899
Lightning Power LLC, 7.25%, 08/15/32
(c)
..... 232 244,169
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(c) (d) (f)
..................... 477 488,566
XPLR Infrastructure LP
(c)(h)
0.00% , 11/15/25
(i)
.................. 1,433 1,393,593
2.50% , 06/15/26 ................... 1,741 1,662,652
5,407,125
Insurance — 5.9%
Acrisure LLC, 6.75%, 07/01/32
(c)
.......... 355 360,031
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 ................... 2,816 2,764,189
6.75% , 10/15/27 ................... 2,735 2,733,386
5.88% , 11/01/29 ................... 2,140 2,109,524
7.00% , 01/15/31 ................... 2,658 2,749,462
7.38% , 10/01/32 ................... 1,992 2,053,382
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 ................... 339 345,521
4.88% , 06/30/29 ................... 717 696,791
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(c)
575 588,173
Ardonagh Finco Ltd.
6.88% , 02/15/31
(a)
.................. EUR 715 865,433
7.75% , 02/15/31
(c)
.................. USD 3,578 3,740,688
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(c)
3,813 4,012,218
AssuredPartners, Inc., 7.50%, 02/15/32
(c)
.... 926 992,230
Howden UK Refinance plc
(c)
7.25% , 02/15/31 ................... 4,465 4,623,583
8.13% , 02/15/32 ................... 2,105 2,189,240
HUB International Ltd.
(c)
7.25% , 06/15/30 ................... 7,472 7,808,501
7.38% , 01/31/32 ................... 11,350 11,875,828
Jones Deslauriers Insurance Management, Inc.
(c)
8.50% , 03/15/30 ................... 1,742 1,846,395
10.50% , 12/15/30 .................. 880 937,911
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (d) (f)
............... EUR 200 233,425
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(c)
. USD 8,237 8,556,192
Ryan Specialty LLC, 5.88%, 08/01/32
(c)
..... 1,151 1,160,054
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(a)
.. EUR 100 123,611
USI, Inc., 7.50%, 01/15/32
(c)
............ USD 1,124 1,185,999
64,551,767
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.3%
Snap, Inc., 6.88%, 03/01/33
(c)
........... USD 2,882 $ 2,957,295
IT Services — 0.8%
Acuris Finance US, Inc.
(c)
5.00% , 05/01/28 ................... 1,210 1,154,668
9.00% , 08/01/29 ................... 293 299,580
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(a)
...................... EUR 114 134,286
Atos SE
(a)(j)
9.00% , 12/18/29 ................... 110 145,134
5.00% , 12/18/30 ................... 126 126,124
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.... USD 1,700 1,685,082
Cablevision Lightpath LLC
(c)
3.88% , 09/15/27 ................... 476 458,774
5.63% , 09/15/28 ................... 855 825,978
CoreWeave, Inc., 9.25%, 06/01/30
(c)
....... 849 867,961
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
1,994 2,088,948
ION Trading Technologies SARL, 9.50%,
05/30/29
(c)
...................... 600 616,201
Twilio, Inc.
3.63% , 03/15/29 ................... 334 317,982
3.88% , 03/15/31 ................... 441 412,455
9,133,173
Life Sciences Tools & Services — 0.0%
(c)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 81 74,220
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 196 177,414
251,634
Machinery — 1.5%
Amsted Industries, Inc., 6.38%, 03/15/33
(c)
... 797 810,124
ATS Corp., 4.13%, 12/15/28
(c)
........... 188 179,766
Chart Industries, Inc.
(c)
7.50% , 01/01/30 ................... 1,415 1,481,400
9.50% , 01/01/31 ................... 448 478,200
Enpro, Inc., 6.13%, 06/01/33
(c)
........... 472 482,536
Esab Corp., 6.25%, 04/15/29
(c)
........... 381 390,091
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(c)
...................... 329 259,910
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)
...................... 2,480 2,592,959
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(c)
.. 349 367,303
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
145 139,206
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 7.53%, 07/15/29
(a) (d)
.. EUR 100 119,271
Terex Corp.
(c)
5.00% , 05/15/29 ................... USD 855 834,577
6.25% , 10/15/32 ................... 756 757,532
TK Elevator Holdco GmbH
6.63% , 07/15/28
(a)
.................. EUR 450 531,403
7.63% , 07/15/28
(c)
.................. USD 2,197 2,199,280
TK Elevator Midco GmbH, 4.38%, 07/15/27
(a)
.. EUR 472 555,958
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 3,575 3,572,493
Wabash National Corp., 4.50%, 10/15/28
(c)
... 442 399,851
16,151,860
Media — 5.4%
Cable One, Inc.
(h)
0.00% , 03/15/26
(i)
.................. 185 175,028
1.13% , 03/15/28 ................... 695 529,940
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 ................... 1,270 1,255,552
7.75% , 04/15/28 ................... 650 614,250
9.00% , 09/15/28 ................... 1,776 1,860,934
7.50% , 06/01/29 ................... 1,888 1,746,207
7.88% , 04/01/30 ................... 2,038 2,103,713
CMG Media Corp., 8.88%, 06/18/29
(c)
...... 392 369,524

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC
(c)
5.50% , 04/15/27 ................... USD 1,067 $ 1,018,715
5.38% , 02/01/28 ................... 1,400 1,281,779
11.25% , 05/15/28 .................. 2,610 2,600,177
11.75% , 01/31/29 .................. 2,400 2,282,774
4.13% , 12/01/30 ................... 200 141,102
3.38% , 02/15/31 ................... 540 374,160
4.50% , 11/15/31 ................... 200 140,737
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
... 2,816 2,806,809
DISH DBS Corp.
(c)
5.25% , 12/01/26 ................... 1,823 1,654,372
5.75% , 12/01/28 ................... 2,507 2,170,122
DISH Network Corp., 11.75%, 11/15/27
(c)
.... 4,445 4,582,022
EchoStar Corp.
10.75% , 11/30/29 .................. 3,913 4,030,847
6.75% , 11/30/30 ................... 5,700 5,167,974
Gray Media, Inc.
(c)
7.00% , 05/15/27 ................... 1,322 1,321,408
10.50% , 07/15/29 .................. 1,470 1,579,184
Lamar Media Corp., 4.00%, 02/15/30 ....... 55 52,541
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
...................... 1,306 879,709
Midcontinent Communications, 8.00%, 08/15/32
(c)
859 909,057
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
... 1,922 1,871,423
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ................... 256 254,721
4.25% , 01/15/29 ................... 1,413 1,351,780
4.63% , 03/15/30 ................... 441 421,204
7.38% , 02/15/31 ................... 466 493,361
Radiate Holdco LLC, 4.50%, 09/15/26
(c)
..... 445 380,475
SES SA, 4.88%, 06/24/33
(a)
............. EUR 100 118,937
Sinclair Television Group, Inc., 8.13%, 02/15/33
(c)
USD 1,778 1,796,165
Sirius XM Radio LLC
(c)
3.13% , 09/01/26 ................... 205 201,133
5.00% , 08/01/27 ................... 2,075 2,057,225
4.00% , 07/15/28 ................... 223 214,174
Stagwell Global LLC, 5.63%, 08/15/29
(c)
..... 209 199,914
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
...... 882 834,151
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (d) (e)
........... EUR 171 132,274
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................. USD 600 593,690
Univision Communications, Inc.
(c)
6.63% , 06/01/27 ................... 1,594 1,589,652
8.00% , 08/15/28 ................... 2,254 2,287,312
8.50% , 07/31/31 ................... 1,404 1,405,555
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................. 893 874,234
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
...... 275 240,091
Ziggo BV, 4.88%, 01/15/30
(c)
............ 565 527,723
59,493,831
Metals & Mining — 2.5%
Aris Mining Corp., 8.00%, 10/31/29
(c)
....... 209 212,521
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 ................... 580 618,970
11.50% , 10/01/31 .................. 4,356 4,882,784
Big River Steel LLC, 6.63%, 01/31/29
(c)
..... 2,000 2,016,144
Carpenter Technology Corp., 7.63%, 03/15/30 . 505 522,569
Cleveland-Cliffs, Inc.
5.88% , 06/01/27 ................... 246 245,802
6.88% , 11/01/29
(c)
.................. 1,097 1,080,039
Constellium SE
(c)
5.63% , 06/15/28 ................... 333 331,052
3.75% , 04/15/29 ................... 1,367 1,284,540
6.38% , 08/15/32 ................... 2,234 2,271,152
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
ERO Copper Corp., 6.50%, 02/15/30
(c)
...... USD 1,023 $ 1,017,885
First Quantum Minerals Ltd.
(c)
9.38% , 03/01/29 ................... 2,500 2,649,125
8.00% , 03/01/33 ................... 367 376,289
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 ................... 449 439,306
4.50% , 06/01/31 ................... 3,103 2,902,890
New Gold, Inc., 6.88%, 04/01/32
(c)
........ 887 914,122
Novelis Corp.
(c)
4.75% , 01/30/30 ................... 1,170 1,119,690
6.88% , 01/30/30 ................... 1,280 1,323,432
3.88% , 08/15/31 ................... 2,960 2,659,753
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(a)
. EUR 500 571,347
27,439,412
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(c)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... USD 788 766,263
7.75% , 12/01/29 ................... 146 155,302
Rithm Capital Corp., 8.00%, 07/15/30 ...... 397 398,985
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 415 436,506
6.00% , 04/15/30 ................... 229 231,620
6.50% , 07/01/30 ................... 604 623,847
6.50% , 10/15/30 ................... 1,065 1,099,549
3,712,072
Multi-Utilities — 0.1%
(d)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (f)
................. EUR 100 121,939
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 357 369,339
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(a)
...................... GBP 100 138,809
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............. USD 175 177,603
807,690
Oil, Gas & Consumable Fuels — 6.9%
Aethon United BR LP, 7.50%, 10/01/29
(c)
..... 868 910,475
Antero Midstream Partners LP, 6.63%, 02/01/32
(c)
704 727,126
Ascent Resources Utica Holdings LLC
(c)
9.00% , 11/01/27 ................... 413 504,892
6.63% , 07/15/33 ................... 504 511,307
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 ................... 581 606,366
7.25% , 07/15/32 ................... 468 495,919
Buckeye Partners LP
6.88% , 07/01/29
(c)
.................. 53 54,909
6.75% , 02/01/30
(c)
.................. 189 196,189
5.85% , 11/15/43 ................... 237 208,882
5.60% , 10/15/44 ................... 158 133,241
Chord Energy Corp., 6.75%, 03/15/33
(c)
..... 318 324,876
CITGO Petroleum Corp., 8.38%, 01/15/29
(c)
... 1,234 1,283,544
Civitas Resources, Inc., 8.75%, 07/01/31
(c)
... 374 378,155
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 219,141
CNX Resources Corp., 7.25%, 03/01/32
(c)
.... 230 238,145
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 ................... 1,221 1,221,956
5.88% , 01/15/30 ................... 1,483 1,440,467
CQP Holdco LP, 5.50%, 06/15/31
(c)
........ 2,354 2,325,508
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 ................... 1,110 1,083,804
7.38% , 01/15/33 ................... 1,100 1,051,386

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.38% , 01/15/34 ................... USD 1,133 $ 1,133,708
Delek Logistics Partners LP, 7.38%, 06/30/33
(c)
. 870 865,946
Enbridge, Inc.
(d)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 420 431,484
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 570 592,223
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(c)
................. 717 791,823
Energy Transfer LP
(d)
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(f)
....................... 581 591,844
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 1,108 1,178,783
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 805 825,502
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (d) (f)
..................... EUR 100 118,679
EQT Corp., 4.50%, 01/15/29
(c)
........... USD 37 36,550
Excelerate Energy LP, 8.00%, 05/15/30
(c)
.... 526 554,487
Genesis Energy LP
7.75% , 02/01/28 ................... 453 459,702
8.25% , 01/15/29 ................... 219 229,006
8.88% , 04/15/30 ................... 388 411,971
7.88% , 05/15/32 ................... 1,048 1,089,654
8.00% , 05/15/33 ................... 498 520,670
Global Partners LP, 7.13%, 07/01/33
(c)
...... 372 377,213
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(c)
...................... 378 387,394
Harvest Midstream I LP, 7.50%, 05/15/32
(c)
... 253 267,211
Hess Midstream Operations LP, 6.50%,
06/01/29
(c)
...................... 563 578,994
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 ................... 164 164,380
5.75% , 02/01/29 ................... 457 451,053
6.00% , 04/15/30 ................... 49 47,635
6.25% , 04/15/32 ................... 41 39,150
8.38% , 11/01/33 ................... 1,319 1,368,577
6.88% , 05/15/34 ................... 1,306 1,250,928
7.25% , 02/15/35 ................... 368 359,849
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32
(c)
...................... 387 407,007
ITT Holdings LLC, 6.50%, 08/01/29
(c)
....... 1,117 1,062,212
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(c)
1,786 1,848,406
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
...... 84 84,712
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(c)
...................... 392 394,772
Matador Resources Co., 6.50%, 04/15/32
(c)
... 736 736,383
Murphy Oil Corp., 5.88%, 12/01/42
(j)
....... 46 37,346
NGL Energy Operating LLC
(c)
8.13% , 02/15/29 ................... 703 710,241
8.38% , 02/15/32 ................... 3,271 3,280,823
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
... 2,264 2,284,118
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
...................... 296 306,546
Parkland Corp., 6.63%, 08/15/32
(c)
........ 467 477,312
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.... 428 384,252
Permian Resources Operating LLC
(c)
5.88% , 07/01/29 ................... 775 778,003
7.00% , 01/15/32 ................... 429 444,737
6.25% , 02/01/33 ................... 1,610 1,624,941
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
...... USD 387 $ 403,106
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(c)
109 107,005
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(c)
...................... 761 796,820
Sunoco LP, 6.25%, 07/01/33
(c)
........... 549 558,168
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 ................... 380 377,768
7.38% , 02/15/29 ................... 1,447 1,487,199
6.00% , 12/31/30 ................... 24 23,549
6.00% , 09/01/31 ................... 219 213,711
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(c)
...................... 764 740,381
TransMontaigne Partners LLC, 8.50%, 06/15/30
(c)
163 169,568
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (d)
...... EUR 100 129,280
Venture Global LNG, Inc.
(c)
9.50% , 02/01/29 ................... USD 4,389 4,781,280
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(d) (f)
... 7,927 7,706,620
8.38% , 06/01/31 ................... 2,275 2,362,896
9.88% , 02/01/32 ................... 1,703 1,839,177
Venture Global Plaquemines LNG LLC
(c)
7.50% , 05/01/33 ................... 1,020 1,092,239
6.50% , 01/15/34 ................... 2,659 2,659,000
7.75% , 05/01/35 ................... 926 1,002,323
6.75% , 01/15/36 ................... 2,774 2,774,000
Vital Energy, Inc.
7.75% , 07/31/29
(c)
.................. 209 184,575
9.75% , 10/15/30 ................... 573 518,639
7.88% , 04/15/32
(c)
.................. 1,297 1,108,962
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(c)
...................... 687 682,446
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (d) (f)
..... EUR 120 144,358
75,765,585
Paper & Forest Products — 0.0%
Fedrigoni SpA, 6.13%, 06/15/31
(a)
......... 100 112,668
Magnera Corp., 7.25%, 11/15/31
(c)
........ USD 355 334,729
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(a)
EUR 100 115,712
563,109
Passenger Airlines — 0.3%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (d) (f)
............ 100 116,981
American Airlines, Inc., 8.50%, 05/15/29
(c)
.... USD 802 840,924
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (d)
.. EUR 100 116,917
JetBlue Airways Corp., 9.88%, 09/20/31
(c)
.... USD 599 582,756
OneSky Flight LLC, 8.88%, 12/15/29
(c)
...... 658 685,137
United Airlines, Inc., 4.63%, 04/15/29
(c)
...... 537 521,247
2,863,962
Personal Care Products — 0.3%
Opal Bidco SAS
5.50% , 03/31/32
(a)
.................. EUR 100 120,151
6.50% , 03/31/32
(c)
.................. USD 909 927,737
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 1,741 1,757,698
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
..... 143 131,773
2,937,359
Pharmaceuticals — 1.5%
1261229 BC Ltd., 10.00%, 04/15/32
(c)
...... 9,178 9,258,491
Bausch Health Cos., Inc., 11.00%, 09/30/28
(c)
.. 3,326 3,292,740
Dolcetto Holdco SpA, 5.63%, 07/14/32
(a)
..... EUR 100 118,680
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(c)
USD 99 104,797
Gruenenthal GmbH, 4.63%, 11/15/31
(a)
...... EUR 100 118,534

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Nidda Healthcare Holding GmbH
(a)
7.00% , 02/21/30 ................... EUR 145 $ 178,286
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.89% , 10/23/30
(d)
................ 100 118,130
Organon & Co., 4.13%, 04/30/28
(c)
........ USD 600 577,063
Rossini SARL
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.86% , 12/31/29
(d)
................ EUR 49 58,534
6.75% , 12/31/29 ................... 100 124,348
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... 100 119,540
7.88% , 09/15/31 ................... 100 140,471
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 940 919,141
6.75% , 03/01/28 ................... 200 207,250
8.13% , 09/15/31 ................... 725 815,850
6.00% , 12/01/32 ................... 629 639,221
16,791,076
Professional Services — 0.7%
(c)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 1,104 1,136,185
CACI International, Inc., 6.38%, 06/15/33 .... 1,010 1,042,267
CoreLogic, Inc., 4.50%, 05/01/28 ......... 3,689 3,518,872
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,385 1,419,625
KBR, Inc., 4.75%, 09/30/28 ............. 400 383,002
Science Applications International Corp., 4.88%,
04/01/28 ....................... 242 238,248
7,738,199
Real Estate Management & Development — 0.3%
ADLER Financing SARL
8.25% , 12/31/28 ................... EUR 321 382,950
10.00% , 12/31/29 .................. 24 28,711
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ USD 570 532,891
7.00% , 04/15/30
(c)
.................. 455 425,079
9.75% , 04/15/30
(c)
.................. 350 355,640
Aroundtown Finance SARL, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.49%), 8.63%
(a) (d) (f)
................ GBP 100 138,562
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(c)
...................... USD 833 894,505
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(a) (j)
................ EUR 90 99,638
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (d) (f)
.......... 100 111,905
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 ................... USD 469 446,625
4.38% , 02/01/31 ................... 192 177,186
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(a) (e)
........... EUR 126 144,864
3,738,556
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(c)
USD 875 851,399
Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc., 4.75%, 04/15/29
(c)
......... 606 599,280
MKS, Inc., 1.25%, 06/01/30
(h)
............ 1,199 1,181,614
ON Semiconductor Corp., 0.50%, 03/01/29
(h)
.. 676 624,759
2,405,653
Software — 5.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
.. 9,776 9,622,179
Camelot Finance SA, 4.50%, 11/01/26
(c)
..... 130 128,005
Capstone Borrower, Inc.
(c)
8.00% , 06/15/30 ................... 1,993 2,079,403
Series jun , 8.00% , 06/15/30 ............ 822 855,397
Security
Par (000)
Par (000) Value
Software (continued)
Central Parent LLC, 8.00%, 06/15/29
(c)
...... USD 262 $ 216,647
Central Parent, Inc., 7.25%, 06/15/29
(c)
...... 1,015 824,850
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 ................... 3,171 3,039,481
4.88% , 07/01/29 ................... 1,985 1,869,080
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ................... 5,210 5,258,521
9.00% , 09/30/29 ................... 8,311 8,614,562
8.25% , 06/30/32 ................... 6,807 7,244,207
Elastic NV, 4.13%, 07/15/29
(c)
........... 794 758,684
Ellucian Holdings, Inc., 6.50%, 12/01/29
(c)
.... 1,998 2,043,343
Fair Isaac Corp.
(c)
4.00% , 06/15/28 ................... 515 501,233
6.00% , 05/15/33 ................... 3,702 3,735,932
Helios Software Holdings, Inc.
4.63% , 05/01/28
(c)
.................. 200 189,183
7.88% , 05/01/29
(a)
.................. EUR 100 121,859
8.75% , 05/01/29
(c)
.................. USD 375 385,742
IPD 3 BV, 5.50%, 06/15/31
(a)
............ EUR 100 119,415
McAfee Corp., 7.38%, 02/15/30
(c)
......... USD 1,335 1,260,752
SS&C Technologies, Inc., 6.50%, 06/01/32
(c)
.. 1,920 1,993,183
TeamSystem SpA
(a)(d)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.78% , 07/31/31 ................. EUR 100 117,976
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19% , 07/01/32 ................. 100 117,686
UKG, Inc., 6.88%, 02/01/31
(c)
............ USD 8,062 8,364,930
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
531 499,244
59,961,494
Specialized REITs — 0.4%
Iron Mountain, Inc.
(c)
5.25% , 07/15/30 ................... 61 60,166
5.63% , 07/15/32 ................... 1,145 1,135,899
6.25% , 01/15/33 ................... 1,761 1,810,671
SBA Communications Corp., 3.13%, 02/01/29 . 1,442 1,361,937
4,368,673
Specialty Retail — 1.7%
Afflelou SAS, 6.00%, 07/25/29
(a)
.......... EUR 101 123,687
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... USD 186 180,091
5.00% , 02/15/32
(c)
.................. 101 96,098
Bubbles Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.23%, 09/30/31
(a) (d)
...... EUR 100 118,162
Carvana Co.
(c)(e)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 1,925 2,023,603
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 4,826 5,462,010
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(a)
... GBP 200 282,221
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
. USD 512 545,729
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.40%, 07/15/31
(a) (d)
...... EUR 105 124,303
eG Global Finance plc, 12.00%, 11/30/28
(c)
... USD 1,109 1,224,196
Global Auto Holdings Ltd., 11.50%, 08/15/29
(c)
. 332 324,848
Group 1 Automotive, Inc., 6.38%, 01/15/30
(c)
.. 346 355,295
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.... 747 748,738
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
. 111 109,589
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 ................... 491 477,473
8.25% , 08/01/31 ................... 752 799,514
Staples, Inc., 10.75%, 09/01/29
(c)
......... 381 360,588
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.... 5,847 5,837,721
19,193,866

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.3%
(c)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... USD 376 $ 398,897
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30 .................. 1,141 1,158,034
Seagate HDD Cayman, 8.50%, 07/15/31 .... 1,096 1,176,206
Xerox Corp., 10.25%, 10/15/30 .......... 338 353,867
3,087,004
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC
(c)
5.25% , 07/15/32 ................... EUR 1,228 1,457,371
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(e)
..................... USD 2,592 2,686,647
Crocs, Inc., 4.13%, 08/15/31
(c)
........... 211 190,008
Hanesbrands, Inc., 9.00%, 02/15/31
(c)
...... 40 42,349
Levi Strauss & Co., 3.50%, 03/01/31
(c)
...... 462 422,718
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.03%, 07/01/29
(a) (d)
.. EUR 100 118,355
Under Armour, Inc., 7.25%, 07/15/30
(c)
...... USD 361 365,587
5,283,035
Trading Companies & Distributors — 1.8%
(c)
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 715 711,152
7.88% , 12/01/30 ................... 2,221 2,356,510
7.00% , 05/01/31 ................... 3,086 3,195,352
7.00% , 06/15/32 ................... 3,688 3,807,963
5.88% , 04/15/33 ................... 1,492 1,473,215
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... 47 43,109
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 271 278,046
7.00% , 06/15/30 ................... 1,147 1,197,878
7.25% , 06/15/33 ................... 582 609,820
Imola Merger Corp., 4.75%, 05/15/29 ....... 655 632,398
QXO Building Products, Inc., 6.75%, 04/30/32 . 3,660 3,770,539
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... 89 91,672
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 444 461,392
6.38% , 03/15/33 ................... 1,576 1,628,925
20,257,971
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 9.00%, 09/15/29
(c)
..... 400 402,051
Eutelsat SA, 9.75%, 04/13/29
(a)
.......... EUR 100 126,977
SoftBank Group Corp.
(a)
2.88% , 01/06/27 ................... 150 173,995
5.75% , 07/08/32 ................... 207 243,532
Telefonica Europe BV
(a)(d)(f)
(7-Year EUR Swap Annual + 3.35%), 6.14% 100 126,159
(EUAMDB08 + 3.12%), 5.75% ......... 100 122,173
Vmed O2 UK Financing I plc
4.25% , 01/31/31
(c)
.................. USD 1,200 1,099,343
4.50% , 07/15/31
(a)
.................. GBP 200 245,704
4.75% , 07/15/31
(c)
.................. USD 417 385,736
5.63% , 04/15/32
(a)
.................. EUR 100 120,711
7.75% , 04/15/32
(c)
.................. USD 200 207,829
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a) (d)
................ GBP 404 601,851
Zegona Finance plc, 6.75%, 07/15/29
(a)
..... EUR 112 140,176
3,996,237
Total Corporate Bonds — 88 .5%
(Cost: $ 951,790,420 ) .............................. 974,062,398
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Health Care Technology — 0.6%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 6,409 $ 6,433,034
IT Services — 0.1%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 1,584 1,539,125
Software — 0.4%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 4,741 4,776,557
Total Fixed Rate Loan Interests — 1 .1%
(Cost: $ 12,738,163 ) ............................... 12,748,716
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(d)
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 327 169,295
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 66 34,379
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
01/27/32 ................... 435 435,127
Kaman Corp., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%; 6-mo.
CME Term SOFR at 0.50% Floor + 2.75% at
0.50% Floor + 2.75%), 7.08%
,
02/26/32 ... 1,187 1,184,990
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.30%
,
12/11/31
(k)
............. 383 384,254
2,208,045
Automobile Components — 0.2%
(d)
Champions Financing, Inc., 1st Lien Term Loan ,
9.08%
,
02/06/29 ................... 852 794,376
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
01/28/32 ................... 1,380 1,380,565
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
9.17%
,
11/17/28 ................... 85 82,651
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 369 359,413
2,617,005
Beverages — 0.1%
Sazerac Co., Inc., 1st Lien Term Loan B ,
06/24/32
(d) (l)
....................... 948 946,815
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan B ,
9.08%
,
03/15/30
(d)
.................. 1,286 1,245,612
Building Products — 0.0%
(d)
Cornerstone Building Brands, Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.81%
,
05/15/31 ........ 134 113,203
Wilsonart LLC, 1st Lien Term Loan , 08/05/31
(l)
. 411 404,051
517,254

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.1%
(d)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 7.04%
,
02/18/31 .......... USD 499 $ 494,361
Focus Financial Partners LLC, 1st Lien Term
Loan B , 09/15/31
(l)
.................. 223 222,909
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
06/25/31
(k)
........... 32 31,438
748,708
Chemicals — 0.2%
(d)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.18%
,
11/24/28 ........... 190 177,930
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.02%
,
10/04/29 ............. 1,069 1,066,505
Lonza Group AG, Facility 1st Lien Term Loan B ,
07/03/28
(l)
........................ 840 763,950
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
03/29/28 ........ 186 186,814
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , 04/08/31
(l)
.......... 419 393,463
2,588,662
Commercial Services & Supplies — 0.2%
(d)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.18%
,
05/12/28 ............. 655 657,935
ArchKey Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.05%
,
10/10/31 ............. 185 186,540
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.43%
,
10/30/28 ................... 838 753,246
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29
(k)
.. 240 240,991
1,838,712
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan ,
12/18/29
(d) (l)
....................... 854 863,389
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C , 8.78%
,
08/01/30
(d)
............ 2,112 1,759,328
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(d) (l)
............. 1,235 1,226,808
Diversified Consumer Services — 0.1%
(d)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
12/11/28 .............. 90 90,429
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.18%
,
12/10/29 ............. 134 133,503
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
01/30/31 ................... 1,261 1,254,142
1,478,074
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.7%
(d)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.51%
,
02/02/32 ............. USD 470 $ 464,271
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.79%
,
07/01/31
(k)
....... 195 194,777
Level 3 Financing, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58%
,
03/29/32 ............. 2,909 2,938,701
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.33%
,
06/01/28 ............. 133 135,892
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 461 454,909
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 276 272,141
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 353 306,738
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 200 198,046
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 2,510 2,382,290
7,347,765
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.32%
,
12/21/29
(d)
........... 238 238,953
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(d)
.................. 84 83,947
Entertainment — 0.0%
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.04%
,
07/22/30
(d)
............ 464 461,005
Financial Services — 0.3%
(d)
Altera Corp, 1st Lien Term Loan B , 06/18/32
(l)
.. 872 871,276
Clover Holdings SPV III LLC, 1st Lien Term
Loan , 15.00% ( 15.00 % Cash or 15.00%
PIK), 12/09/27
(e)
.................... 38 37,055
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ 282 273,104
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 364 347,074
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/24/32 ............. 902 902,773
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
04/18/30 ............. 88 88,415
Osttra Group Ltd., 1st Lien Term Loan , 05/21/32
(l)
249 249,747

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.08%
,
10/16/31 ............. USD 298 $ 297,880
3,067,324
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
10/25/27
(d)
.................. 39 38,894
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan
(d)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33% , 09/29/28 ........... 485 484,748
01/15/31
(l)
....................... 1,295 1,296,310
1,781,058
Health Care Providers & Services — 0.1%
(d)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.82%
,
05/19/31 ................... 401 394,561
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
05/19/31
(l)
........................ 870 860,194
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.81% ( 10.81 % Cash or 4.00%
PIK), 01/31/28
(e)
.................... 535 383,219
1,637,974
Health Care Technology — 0.3%
(d)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
02/15/29 ............. 2,262 2,258,270
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 798 767,064
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.29%
,
06/02/28 ................... 522 508,386
3,533,720
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 9.07%
,
11/01/29
(d)
............ 281 273,956
Household Durables — 0.0%
(d)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 197 196,580
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
12/19/29 ............. 92 91,432
288,012
Industrial Conglomerates — 0.1%
(d)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B , 06/25/32
(l)
...................... 743 746,715
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.25%), 8.57%
,
12/02/31 ... 611 613,676
1,360,391
Security
Par (000)
Par (000) Value
Insurance — 0.2%
(d)
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
02/14/31 ............. USD 282 $ 282,219
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 9.05%
,
05/06/32 ............ 1,582 1,598,749
1,880,968
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
01/31/31
(d)
............ 801 801,000
IT Services — 0.3%
(d)
Asurion LLC, 1st Lien Term Loan B13 , 09/19/30
(l)
502 487,106
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 188 156,313
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
06/27/31
(k)
............ 292 292,260
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
06/17/31 ............. 462 461,571
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.33%
,
04/11/29 .............. 1,189 1,122,142
Shift4 Payments LLC, 1st Lien Term Loan ,
05/07/32
(l)
........................ 347 349,710
2,869,102
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30
(d)
.................. 1,549 1,532,819
Machinery — 0.2%
(d)
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 2,034 2,037,882
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 463 200,936
2,238,818
Media — 0.5%
(d)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76%
,
08/15/28 ............. 231 209,165
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 1,191 1,178,607
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(l)
........................ 704 693,107
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(l)
........................ 1,050 1,021,303
DirecTV Financing LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.83%
,
02/17/31 ............. 1,930 1,836,224
Gray Media, Inc., 1st Lien Term Loan D ,
12/01/28
(l)
........................ 670 647,198
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 132 131,451
5,717,055

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 0.0%
Star Holding LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.83%
,
07/18/31
(d)
.................. USD 504 $ 479,902
Pharmaceuticals — 0.1%
(d)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.83%
,
05/04/28 ............ 60 60,838
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.33%
,
04/23/31 ............. 512 510,835
571,673
Professional Services — 0.1%
(d)
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
09/29/31 ............. 184 183,063
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 268 264,646
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.28% ( 6.28 % Cash or 3.75%
PIK), 07/31/30
(e)
.................... 271 250,823
698,532
Software — 0.8%
(d)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.80%
,
02/23/32 ............. 371 379,414
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
07/30/31 ............. 932 925,247
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.08%
,
07/30/31 ............. 544 528,023
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 1,522 1,523,826
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
03/30/29 ... 375 375,141
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.18%
,
10/09/28 ................... 255 244,635
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.43%
,
10/10/29 .................. 712 642,959
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.57%
,
12/24/30 ................... 145 145,226
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.08%
,
11/15/32
(k)
............. 1,804 1,840,080
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58% , 05/03/28 ........... 902 845,637
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58% , 12/31/31 ........... 611 529,275
Proofpoint, Inc., 1st Lien Term Loan , 08/31/28
(l)
. 157 157,017
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
04/24/28 ................... 419 419,000
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.68%
,
06/30/28 ................... USD 16 $ 15,892
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 40 39,360
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 220 218,662
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 23 22,728
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 56 52,909
8,905,031
Specialty Retail — 0.1%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.18%
,
02/11/28
(d)
.................. 657 649,019
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien Term
Loan
(d)
01/31/28
(l)
....................... 437 431,294
8.29% - 8.33% , 01/29/31 .............. 1,300 1,270,734
01/29/31
(l)
....................... 252 247,670
1,949,698
Wireless Telecommunication Services — 0.2%
(d)
Digicel International Finance Ltd., 1st Lien Term
Loan , ( 9.53 % Cash or 3.00 % PIK), 05/25/27
(e)
(l)
.............................. 1,847 1,830,668
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.18%
,
09/25/31
(k)
............ 310 311,162
2,141,830
Total Floating Rate Loan Interests — 6 .2%
(Cost: $ 69,170,829 ) ............................... 68,586,858
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021
(a) (d)
..................... GBP 100 101,655
France — 0.1%
Electricite de France SA
(a)(d)(f)
(13-Year GBP Swap Semi + 4.23%), 6.00% . 400 548,436
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 241,494
789,930
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 808,807 ) ................................. 891,585
Preferred Securities
Capital Trusts — 0.9%
Aerospace & Defense — 0.2%
Boeing Co. (The) , 6.00% , 10/15/27
(h)
........ USD 31 2,129,896
Banks — 0.1%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(d) (f)
. 606 623,106

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.2%
(d)(f)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. USD 1,398 $ 1,316,247
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
.................. 1,291 1,433,567
2,749,814
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(h)
..... 4 416,678
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (d) (f)
....................... 2,022 2,046,331
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(d) (f)
........... 852 855,807
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(h)
. 17 1,126,216
Total Capital Trusts — 0 .9%
(Cost: $ 9,129,604 ) ............................... 9,947,848
Shares
Shares
Preferred Stocks — 0.3%
Insurance — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 3,119,495 ) , 10.00%
(k) (m)
.............. 3,167 3,317,534
Security
Shares
Shares Value
IT Services — 0.0%
(b)(k)
Veritas Newco ....................... 1,012 $ 22,781
Veritas Newco, Series G-1 ............... 699 15,724
38,505
Total Preferred Stocks — 0 .3%
(Cost: $ 3,153,722 ) ............................... 3,356,039
Total Preferred Securities — 1 .2%
(Cost: $ 12,283,326 ) ............................... 13,303,887
Total Long-Term Investments — 97.9%
(Cost: $ 1,055,471,986 ) ............................ 1,078,070,524
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(n) (o)
................... 27,134,960 27,134,960
Total Short-Term Securities — 2 .5%
(Cost: $ 27,134,960 ) ............................... 27,134,960
Total Investments — 100 .4%
(Cost: $ 1,082,606,946 ) ............................ 1,105,205,484
Liabilities in Excess of Other Assets — (0.4) % ............. (4,691,355)
Net Assets — 100.0% ...............................
$ 1,100,514,129
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Perpetual security with no stated maturity date.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,317,534, representing 0.30% of its net assets as of period end, and an original cost of $3,119,495.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
20
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 9,317,735 $ 17,817,225
(a)
$ — $ — $ — $ 27,134,960 27,134,960 $ 470,404 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 41,976 EUR 36,000 Deutsche Bank AG 09/17/25 $ (652)
USD 219,394 EUR 188,000 Natwest Markets plc 09/17/25 (3,216)
USD 6,383,875 EUR 5,473,876 Standard Chartered Bank 09/17/25 (97,721)
USD 13,645,321 EUR 11,692,248 State Street Bank and Trust Co. 09/17/25 (199,427)
USD 6,383,875 EUR 5,473,876 Toronto Dominion Bank 09/17/25 (97,721)
USD 4,782,054 GBP 3,533,000 JPMorgan Chase Bank NA 09/17/25 (69,963)
$ (468,700)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 15,031 $ 1,153,607 $ 842,272 $ 311,335
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly Barclays Bank plc 06/20/29 BB- EUR 49 $ 3,891 $ 5,140 $ (1,249)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 40 3,176 3,712 (536)
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 D EUR 63 (11,755) (10,783) (972)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 57 3,513 3,678 (165)
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 23 (957) (1,660) 703
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 23 (957) (1,504) 547
SES SA ............ 1 .00 Quarterly Barclays Bank plc 06/20/30 NR EUR 22 (1,225) (1,340) 115
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 22 3,391 3,101 290
$ (923) $ 344 $ (1,267)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
22
Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 09/20/25 USD 22,001 $ 1,191,460 $ (22,873) $ 1,214,333
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 12,367 221,419 (122,236) 343,655
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 8,633 139,406 (75,229) 214,635
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 10,000 69,620 (97,342) 166,962
$ 1,621,905 $ (317,680) $ 1,939,585
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 842,272 $ — $ 311,335 $ —
OTC Swaps ................................................................... 15,631 (332,967) 1,941,240 (2,922)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. $ — $ 311,335 $ — $ — $ — $ — $ 311,335
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 17,286 — — 1,939,585 — 1,956,871
$ — $ 328,621 $ — $ — $ 1,939,585 $ — $ 2,268,206
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 468,700 $ — $ — $ 468,700
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 18,209 — — 317,680 — 335,889
$ — $ 18,209 $ — $ 468,700 $ 317,680 $ — $ 804,589

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
23
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 122,048 $ — $ 122,048
Forward foreign currency exchange contracts .... — — — (2,482,341) — — (2,482,341)
Swaps .............................. — (369,385) — — (489,179) — (858,564)
$ — $ (369,385) $ — $ (2,482,341) $ (367,131) $ — $ (3,218,857)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 54,628 $ — $ 54,628
Forward foreign currency exchange contracts .... — — — (902,148) — — (902,148)
Swaps .............................. — 248,166 — — 1,939,585 — 2,187,751
$ — $ 248,166 $ — $ (902,148) $ 1,994,213 $ — $ 1,340,231
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,142,989
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 30,371,852
Credit default swaps
Average notional value — sell protection ................................................................................... 23,644,487
Total return swaps
Average notional value ............................................................................................... 53,001,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ — $ 468,700
Swaps — centrally cleared .............................................................................. 81,725 —
Swaps — OTC
(a)
..................................................................................... 1,956,871 335,889
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,038,596 $ 804,589
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(81,725) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,956,871 $ 804,589
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 703 $ (703) $ — $ — $ —
Barclays Bank plc ................................ 1,220,135 (26,966) — (990,000) 203,169
Deutsche Bank AG ............................... 3,391 (3,391) — — —
Goldman Sachs International ........................ 7,390 (701) — — 6,689
JPMorgan Chase Bank NA .......................... 725,252 (364,770) (310,004) — 50,478
$ 1,956,871 $ (396,531) $ (310,004) $ (990,000) $ 260,336

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 1,660 $ (703) $ — $ — $ 957
Barclays Bank plc ................................ 26,966 (26,966) — — —
Deutsche Bank AG ............................... 12,407 (3,391) — — 9,016
Goldman Sachs International ........................ 701 (701) — — —
JPMorgan Chase Bank NA .......................... 364,770 (364,770) — — —
Natwest Markets plc .............................. 3,216 — — — 3,216
Standard Chartered Bank ........................... 97,721 — — — 97,721
State Street Bank and Trust Co. ...................... 199,427 — — — 199,427
Toronto Dominion Bank ............................ 97,721 — — — 97,721
$ 804,589 $ (396,531) $ — $ — $ 408,058
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 84,688 $ — $ 84,688
Common Stocks ......................................... 8,392,392 — — 8,392,392
Corporate Bonds ........................................ — 974,062,398 — 974,062,398
Fixed Rate Loan Interests ................................... — 12,748,716 — 12,748,716
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,823,791 384,254 2,208,045
Automobile Components .................................. — 2,617,005 — 2,617,005
Beverages ........................................... — 946,815 — 946,815
Broadline Retail ........................................ — 1,245,612 — 1,245,612
Building Products ....................................... — 517,254 — 517,254
Capital Markets ........................................ — 717,270 31,438 748,708
Chemicals ............................................ — 2,588,662 — 2,588,662
Commercial Services & Supplies ............................. — 1,597,721 240,991 1,838,712
Communications Equipment ................................ — 863,389 — 863,389
Construction & Engineering ................................ — 1,759,328 — 1,759,328
Construction Materials .................................... — 1,226,808 — 1,226,808
Diversified Consumer Services .............................. — 1,478,074 — 1,478,074
Diversified Telecommunication Services ........................ — 7,152,988 194,777 7,347,765
Electrical Equipment ..................................... — 238,953 — 238,953
Energy Equipment & Services .............................. — 83,947 — 83,947
Entertainment ......................................... — 461,005 — 461,005
Financial Services ...................................... — 3,067,324 — 3,067,324
Food Products ......................................... — 38,894 — 38,894
Health Care Equipment & Supplies ........................... — 1,781,058 — 1,781,058
Health Care Providers & Services ............................ — 1,637,974 — 1,637,974
Health Care Technology .................................. — 3,533,720 — 3,533,720
Hotels, Restaurants & Leisure .............................. — 273,956 — 273,956
Household Durables ..................................... — 288,012 — 288,012
Industrial Conglomerates .................................. — 1,360,391 — 1,360,391
Insurance ............................................ — 1,880,968 — 1,880,968
Interactive Media & Services ............................... — 801,000 — 801,000

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
Schedule of Investments
25
Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 2,576,842 $ 292,260 $ 2,869,102
Life Sciences Tools & Services .............................. — 1,532,819 — 1,532,819
Machinery ............................................ — 2,238,818 — 2,238,818
Media ............................................... — 5,717,055 — 5,717,055
Metals & Mining ........................................ — 479,902 — 479,902
Pharmaceuticals ....................................... — 571,673 — 571,673
Professional Services .................................... — 698,532 — 698,532
Software ............................................. — 7,064,951 1,840,080 8,905,031
Specialty Retail ........................................ — 649,019 — 649,019
Trading Companies & Distributors ............................ — 1,949,698 — 1,949,698
Wireless Telecommunication Services ......................... — 1,830,668 311,162 2,141,830
Foreign Agency Obligations ................................. — 891,585 — 891,585
Preferred Securities
Aerospace & Defense .................................... 2,129,896 — — 2,129,896
Banks ............................................... — 623,106 — 623,106
Electric Utilities ........................................ — 2,749,814 — 2,749,814
Financial Services ...................................... 416,678 — — 416,678
Independent Power and Renewable Electricity Producers ............ — 2,046,331 — 2,046,331
Insurance ............................................ — — 3,317,534 3,317,534
IT Services ........................................... — — 38,505 38,505
Oil, Gas & Consumable Fuels ............................... — 855,807 — 855,807
Semiconductors & Semiconductor Equipment .................... 1,126,216 — — 1,126,216
Short-Term Securities
Money Market Funds ...................................... 27,134,960 — — 27,134,960
Unfunded Floating Rate Loan Interests
(a)
........................... — 588 199 787
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (494) — (494)
$ 39,200,142 $ 1,059,354,435 $ 6,651,200 $ 1,105,205,777
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 312,990 $ — $ 312,990
Interest rate contracts ....................................... — 1,939,585 — 1,939,585
Liabilities
Credit contracts ........................................... — (2,922) — (2,922)
Foreign currency exchange contracts ............................ — (468,700) — (468,700)
$ — $ 1,780,953 $ — $ 1,780,953
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................................... $ 13,978 $ 7,355,000 $ 1,146,402 $ 3,152,413 $ — $ 11,667,793
Transfers into Level 3 ......................................................... — — 3,822,171 13,978 — 3,836,149
Transfers out of Level 3 ........................................................ (13,978) (4,776,558) (665,757) (20,250) — (5,476,543)
Accrued discounts/premiums ..................................................... — 1,830 396 — — 2,226
Net realized gain ............................................................ — 19,268 5,141 — — 24,409
Net change in unrealized appreciation (depreciation)
(a) (b)
................................... — 60,619 (4,068) 189,648 199 246,398
Purchases ................................................................. — 321,401 433,567 20,250 — 775,218
Sales .................................................................... — (2,981,560) (1,442,890) — — (4,424,450)
Closing balance, as of June 30, 2025 ...............................................
$ — $ — $ 3,294,962 $ 3,356,039 $ 199 $ 6,651,200
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025
(b)
.........
$ — $ 71,116 $ (2,093) $ 189,648 $ 199 $ 258,870
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield V.I. Fund
26
See notes to financial statements.
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
27
Statement of Assets and Liabilities
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,078,070,524
Investments, at value — affiliated
(b)
.......................................................................................... 27,134,960
Cash ............................................................................................................. 1,165,592
Cash pledged: –
Centrally cleared swaps ................................................................................................ 1,232,000
Foreign currency, at value
(c)
............................................................................................... 873,828
Receivables: –
Investments sold .................................................................................................... 3,231,811
Capital shares sold ................................................................................................... 2,168,918
Dividends — unaffiliated ............................................................................................... 19,650
Dividends — affiliated ................................................................................................. 82,687
Interest — unaffiliated ................................................................................................. 16,896,020
Variation margin on centrally cleared swaps .................................................................................. 81,725
Swap premiums paid ................................................................................................... 15,631
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 1,941,240
Unfunded floating rate loan interests ....................................................................................... 787
Prepaid e xpenses ..................................................................................................... 11,061
Total a ssets .........................................................................................................
1,132,926,434
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 990,000
Payables: –
Investments purchased ................................................................................................ 24,115,621
Swaps   .......................................................................................................... 393
Capital shares redeemed ............................................................................................... 93,223
Distribution fees ..................................................................................................... 126,200
Income dividend distributions ............................................................................................ 5,480,018
Interest expense .................................................................................................... 921
Investment advisory fees .............................................................................................. 388,926
Professional fees .................................................................................................... 21,299
Other accrued expenses ............................................................................................... 390,621
Swap premiums received ................................................................................................ 332,967
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 468,700
OTC swaps ........................................................................................................ 2,922
Unfunded floating rate loan interests ....................................................................................... 494
Total li abilities ........................................................................................................
32,412,305
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,100,514,129
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,141,054,623
Accumulated loss ..................................................................................................... (40,540,494)
NET ASSETS ........................................................................................................
$ 1,100,514,129
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,055,471,986
(b)
  Investments, at cost — affiliated ................................................................................... $ 27,134,960
(c)
  Foreign currency, at cost ....................................................................................... $ 871,705
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
28
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 440,266,304
Shares outstanding ...................................................................................................
62,965,036
Net asset value .....................................................................................................
$ 6.99
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 660,247,825
Shares outstanding ...................................................................................................
94,469,065
Net asset value .....................................................................................................
$ 6.99
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10

Statements of Operations
(unaudited)

Six Months Ended June 30, 2025
29
Statement of Operations
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 217,334
Dividends — affiliated ................................................................................................. 470,404
Interest — unaffiliated ................................................................................................. 36,672,956
Total investment income .................................................................................................
37,360,694
EXPENSES
Investment advisory .................................................................................................. 2,258,979
Distribution — class specific ............................................................................................ 801,596
Transfer agent — class specific .......................................................................................... 770,843
Accounting services .................................................................................................. 113,594
Professional ....................................................................................................... 49,427
Printing and postage ................................................................................................. 21,969
Custodian ......................................................................................................... 13,459
Registration ....................................................................................................... 8,586
Directors and Officer ................................................................................................. 8,054
Transfer agent ...................................................................................................... 170
Miscellaneous ...................................................................................................... 18,781
Total expenses excluding interest expense .....................................................................................
4,065,458
Interest expense .................................................................................................... 2,210
Total expenses .......................................................................................................
4,067,668
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (8,304)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (494,229)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,565,135
Net investment income ..................................................................................................
33,795,559
REALIZED AND UNREALIZED GAIN (LOSS) $ 13,505,207
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 536,943
Forward foreign currency exchange contracts ............................................................................... (2,482,341)
Foreign currency transactions ......................................................................................... (186,793)
Futures contracts .................................................................................................. 122,048
Swaps ......................................................................................................... (858,564)
A
(2,868,707)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 15,016,920
Forward foreign currency exchange contracts ............................................................................... (902,148)
Foreign currency translations .......................................................................................... 17,077
Futures contracts .................................................................................................. 54,628
Swaps ......................................................................................................... 2,187,751
Unfunded floating rate loan interests ..................................................................................... (311)
A
16,373,917
Net realized and unrealized gain ...........................................................................................
13,505,210
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 47,300,769

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
30
See notes to financial statements.
BlackRock High Yield V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 33,795,559  $ 62,782,364
Net realized loss .................................................................................. (2,868,707) (191,753)
Net change in unrealized appreciation (depreciation) .......................................................... 16,373,917  9,370,369
Net increase in net assets resulting from operations ............................................................. 47,300,769  71,960,980
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (13,260,713) (22,211,568)
Class III ....................................................................................... (21,179,993) (40,962,776)
Decrease in net assets resulting from distributions to shareholders ................................................... (34,440,706) (63,174,344)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 71,145,372  169,936,680
NET ASSETS
Total increase in net assets ............................................................................. 84,005,435  178,723,316
Beginning of period .................................................................................. 1,016,508,694  837,785,378
End of period ......................................................................................
$ 1,100,514,129  $ 1,016,508,694
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock High Yield V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 6.91  $ 6.84  $ 6.45  $ 7.59  $ 7.56  $ 7.43
Net investment income
(a)
....................
0 .23  0 .47  0 .43  0 .35  0 .33  0 .37
Net realized and unrealized gain (loss) ...........
0 .08  0 .08  0 .39  ( 1 .13 ) 0 .06  0 .14
Net increase (decrease) from investment operations ... 0.31  0.55  0.82  (0.78) 0.39  0.51
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .23 ) ( 0 .48 ) ( 0 .43 ) ( 0 .35 ) ( 0 .34 ) ( 0 .38 )
From net realized gain ...................... —  —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions ........................... (0.23) (0.48) (0.43) (0.36) (0.36) (0.38)
Net asset value, end of period ................. $ 6.99  $ 6.91  $ 6.84  $ 6.45  $ 7.59  $ 7.56
Total Return
(c)
Based on net asset value ..................... 4.63%
(d)
8.26% 13.21% (10.35)% 5.34% 7.27%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.63%
(f)
0.61% 0.67% 0.65% 0.67% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.54%
(f)
0.54% 0.57% 0.56% 0.57% 0.58%
Net investment income ......................
6.72%
(f)
6.90% 6.49% 5.15% 4.38% 5.13%
Supplemental Data
Net assets, end of period (000) ................. $ 440,266  $ 376,431  $ 263,380  $ 175,009  $ 224,592  $ 182,845
Portfolio turnover rate ........................ 27% 60% 50% 46% 57% 103%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
32
BlackRock High Yield V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 6.90  $ 6.84  $ 6.45  $ 7.59  $ 7.55  $ 7.42
Net investment income
(a)
....................
0 .22  0 .46  0 .41  0 .34  0 .31  0 .35
Net realized and unrealized gain (loss) ...........
0 .10  0 .06  0 .40  ( 1 .14 ) 0 .08  0 .14
Net increase (decrease) from investment operations ... 0.32  0.52  0.81  (0.80) 0.39  0.49
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .23 ) ( 0 .46 ) ( 0 .42 ) ( 0 .33 ) ( 0 .33 ) ( 0 .36 )
From net realized gain ...................... —  —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions ........................... (0.23) (0.46) (0.42) (0.34) (0.35) (0.36)
Net asset value, end of period ................. $ 6.99  $ 6.90  $ 6.84  $ 6.45  $ 7.59  $ 7.55
Total Return
(c)
Based on net asset value ..................... 4.66%
(d)
7.85% 12.94% (10.56)% 5.23% 7.01%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.89%
(f)
0.89% 0.91% 0.90% 0.91% 0.92%
Total expenses after fees waived and/or reimbursed ...
0.78%
(f)
0.78% 0.81% 0.80% 0.81% 0.82%
Net investment income ......................
6.48%
(f)
6.66% 6.23% 4.93% 4.13% 4.86%
Supplemental Data
Net assets, end of period (000) ................. $ 660,248  $ 640,077  $ 574,405  $ 492,285  $ 613,037  $ 487,109
Portfolio turnover rate ........................ 27% 60% 50% 46% 57% 103%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
33
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
34
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
36
securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock High Yield
V.I. Fund ArchKey Holdings, Inc., Delayed Draw 1st Lien Term Loan ..... $ 21,439 $ 21,331 $ 21,578 $ 247
BlackRock High Yield
V.I. Fund
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... 136,204 136,204 136,545 341
BlackRock High Yield
V.I. Fund Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 111,966 111,826 111,791 (35)
BlackRock High Yield
V.I. Fund Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 31,982 31,902 32,101 199
BlackRock High Yield
V.I. Fund SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 122,368 122,368 121,909 (459)
$ 293

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
38
occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2025, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,917,589,522.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million- $500 million ................................................................................................. 0.50
$500 million- $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $801,596.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
June 30, 2025, the amount waived was $8,304.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could  participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 280,083 $ 490,760 $ 770,843
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 163,793
Class III ...................................................................................................... 330,436
$ 494,229
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
40
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $338,648,802 and
$270,544,332, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $61,990,323.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 1,084,272,055 $ 32,552,784 $ (9,838,402) $ 22,714,382

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
42
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
12,672,743 $ 87,381,336 20,863,895 $ 143,575,746
Shares issued in reinvestment of distributions ........................
1,894,102 13,068,821 3,132,365 21,530,864
Shares redeemed .........................................
(6,112,847) (42,090,344) (7,996,854) (54,999,873)
8,453,998 $ 58,359,813 15,999,406 $ 110,106,737
Class III
Shares sold .............................................
9,347,391 $ 64,506,771 15,580,252 $ 106,868,252
Shares issued in reinvestment of distributions ........................
3,096,650 21,357,959 5,890,596 40,425,104
Shares redeemed .........................................
(10,707,734) (73,079,171) (12,770,840) (87,463,413)
1,736,307 $ 12,785,559 8,700,008 $ 59,829,943
10,190,305 $ 71,145,372 24,699,414 $ 169,936,680

Glossary of Terms Used in these Financial Statements
43
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

The Benefits and Risks of Leveraging
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.49%, 04/15/38
(a) (b)
........... USD 250 $ 249,914
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME Term
SOFR at 0.72% Floor + 0.83%), 5.15%,
12/25/33 ...................... 101 96,738
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
4.69%, 05/25/37 ................. 82 12,868
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 654 659,023
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,648
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.54%, 04/20/31
(a) (b)
........... 136 136,074
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.91%, 05/25/35
(a)
....... 28 22,993
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.19%,
12/10/25
(a)
....................... 300 28,458
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.44%,
05/28/39 ...................... 52 43,120
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.44%,
02/28/40 ...................... 69 61,580
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.44%,
12/28/40 ...................... 13 13,425
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.46%, 03/30/38
(a) (b)
........... 250 249,913
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 .. 40 2,783
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 37 2,669
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 27 2,045
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 11 10,282
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.13%, 04/25/37 ................. 230 219,270
Benefit Street Partners CLO XXXVII Ltd., Series
2024-37A, Class A, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.70%, 01/25/38
(a) (b)
1,000 1,003,569
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 5.53%, 10/20/30
(a) (b)
. 70 70,430
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
.... 134 134,046
Canyon CLO Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.66%, 10/15/37
(a) (b)
........... 330 331,258
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.40%), 5.67%, 01/20/31
(a) (b)
........... 277 276,751
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 08/20/31 ................. GBP 100 137,276
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.82%, 08/20/31 ................. GBP 100 $ 137,501
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.51%, 04/17/31 ................. USD 173 172,851
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
5.59%, 07/27/31 ................. 128 128,452
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.59%, 10/25/36
(a)
.................. 16 15,530
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 4.75%, 10/25/36
(a)
............ 32 21,840
CIFC Funding Ltd.
(a)(b)
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
01/18/38 ...................... 860 861,250
Series 2025-2A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.13%), 5.41%,
04/15/38 ...................... 250 249,634
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.63%, 05/25/37 ................. 144 94,041
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.70%, 05/25/37 ................. 65 42,673
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 100 100,263
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 .. 10 9,919
Series 1997-6, Class M1, 7.21%, 01/15/29 .. 6 5,970
Series 1999-5, Class A5, 7.86%, 03/01/30 .. 23 6,757
Series 1999-5, Class A6, 7.50%, 03/01/30 .. 24 6,850
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
. 56 7,675
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
. 151 21,137
Series 2000-5, Class A7, 8.20%, 05/01/31 .. 134 27,252
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term SOFR
at 0.22% Floor + 0.33%), 4.65%, 12/25/25
(a)
. —
(e)
312
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 2.99%,
12/25/36
(c)
..................... 9 7,720
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (c)
.................... 39 39,070
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (c)
.................... 73 2,375
Series 2007-CB6, Class A4, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.77%,
07/25/37
(a) (b)
.................... 31 20,355
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.53%, 04/25/36
(a)
.... 64 56,423
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 4.70%, 03/15/34
(a)
............ 4 4,206
CWABS Trust, Series 2006-14, Class M1, (1-mo.
CME Term SOFR at 0.44% Floor + 0.55%),
4.87%, 02/25/37
(a)
.................. 242 207,945

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.33%,
10/25/34
(a)
....................... USD 54 $ 53,657
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 .......... 1 1,495
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.61%, 05/15/35 ........... 1 1,068
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.61%, 05/15/36 ........... 11 10,495
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.58%, 11/15/36 ............ 7 6,375
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor +
1.18%), 5.44%, 10/15/30
(a) (b)
........... 95 95,069
Dowson plc
(a)(d)
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
8.17%, 08/20/31 ................. GBP 246 335,764
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
11.17%, 08/20/31 ................ 360 491,434
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class AR2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.48%, 08/15/31
(a) (b)
...... USD 842 843,031
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 5.64%, 01/15/31
(a) (b)
........... 494 494,074
Elmwood CLO 36 Ltd., Series 2024-12RA, Class
AR, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.61%, 10/20/37
(a) (b)
........... 500 501,705
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 5.43%, 04/22/38
(a) (b)
........... 250 249,769
FIGRE Trust
(a)(b)
Series 2024-SL1, Class A1, 5.75%, 07/25/53 199 201,043
Series 2025-HE1, Class A, 5.83%, 01/25/55 . 1,624 1,641,721
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
5.48%, 10/25/34 ................. 33 29,465
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 12/25/36 ................. 496 199,532
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.58%, 12/25/36 ................. 259 221,924
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.03%, 01/25/36 ................. 98 87,137
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 416 417,488
Fortuna Consumer Loan ABS DAC, Series 2024-
2, Class E, (1-mo. EURIBOR at 0.00% Floor +
4.10%), 6.01%, 10/18/34
(a) (d)
........... EUR 100 119,204
Fremont Home Loan Trust, Series 2006-3, Class
1A1, (1-mo. CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 02/25/37
(a)
........... USD 59 43,262
FS Rialto Issuer LLC, Series 2024-FL9, Class
A, (1-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.95%, 10/19/39
(a) (b)
........... 209 209,785
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.56%, 07/20/38 ...... EUR 86 $ 101,945
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.91%, 07/20/38 ...... 86 101,943
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 3.54%, 09/22/43
(a) (d)
........... 79 93,716
GoldenTree Loan Management US CLO 16 Ltd.,
Series 2022-16A, Class ARR, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%), 5.39%,
01/20/38
(a) (b)
...................... USD 250 249,749
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.55%,
01/20/39 ...................... 820 821,376
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.88%,
01/20/39 ...................... 1,310 1,312,023
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A, Class ARR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.10%), 5.37%,
04/20/34
(a) (b)
...................... 250 250,012
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.59%, 04/17/38
(a) (b)
...... 250 250,411
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.61%,
10/20/37
(a) (b)
...................... 685 687,357
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 282 284,879
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 586 593,353
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 110 112,958
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 77 77,872
Series 2024-2, Class B, 5.26%, 10/27/59 ... 100 100,567
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
.............. 24 4,270
GSAMP Trust
(a)
Series 2006-HE4, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
4.88%, 06/25/36 ................. 200 169,491
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.83%,
01/25/47 ...................... 18 9,017
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.81%, 02/25/47 ................. 40 39,398
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 05/25/37
(a)
........... 60 50,042
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR at 2.03% Floor + 2.14%), 3.78%,
07/25/34
(a)
....................... 9 9,012
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(c)
.......... 48 4,546
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 5.74%,
07/21/87
(a) (d)
...................... AUD 170 111,524

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.65%,
10/20/32
(a) (b)
...................... USD 297 $ 298,012
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
6.05%, 10/19/42
(a) (b)
................. 100 100,197
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (c)
......... 3 2,669
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 4.84%,
05/25/36
(a)
....................... 42 41,693
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.60%,
01/20/31
(a) (b)
...................... 25 24,796
LCM 36 Ltd., Series 36A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor + 1.07%),
5.33%, 01/15/34
(a) (b)
................. 250 250,140
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
....................... 12 11,616
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.73%, 12/25/37
(a)
............ 11 10,594
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. 250 249,631
Madison Park Funding XLII Ltd., Series 13A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.43%, 11/21/30
(a) (b)
...... 155 155,002
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.50%, 03/25/38
(a) (b)
. 750 749,250
Mariner Finance issuance Trust
(b)
Series 2024-BA, Class A, 4.91%, 11/20/38 .. 338 341,669
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 100 101,932
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 176 178,388
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 4.95%, 06/25/46
(a) (b)
...... 6 5,427
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
4.82%, 08/25/37 ................. 35 31,448
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
4.61%, 06/25/37 ................. 24 4,960
MF1 LLC, Series 2025-FL19, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 05/18/42
(a) (b)
................. 169 169,458
MidOcean Credit CLO XI Ltd., Series 2022-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.48%, 01/18/36
(a) (b)
. 780 779,927
Milford Park CLO Ltd., Series 2022-1A, Class
AR, (3-mo. CME Term SOFR at 1.16% Floor +
1.16%), 5.43%, 01/20/38
(a) (b)
........... 250 249,875
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.03%, 12/25/34 ................. 155 146,341
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
5.30%, 09/25/35 ................. 96 79,390
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 5.78%, 10/20/30
(a) (b)
........... USD 4 $ 4,461
Nelnet Student Loan Trust, Series 2025-AA,
Class A1B, (SOFR 30 day Average at 0.00%
Floor + 1.10%), 5.40%, 03/15/57
(a) (b)
...... 321 318,209
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class A1R3, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.47%, 04/15/39
(a) (b)
. 250 249,861
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 6.87%,
07/15/32
(a) (d)
...................... GBP 100 138,476
Oaktree CLO Ltd., Series 2021-2A, Class AR,
(3-mo. CME Term SOFR at 0.97% Floor +
0.97%), 5.23%, 01/15/35
(a) (b)
........... USD 250 249,836
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 .. 12 4,289
Series 2001-D, Class A4, 6.93%, 09/15/31 .. 7 2,969
Series 2002-B, Class M1, 7.62%, 06/15/32 . 59 59,240
OCP Aegis CLO Ltd., Series 2024-39A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.48%, 01/16/37
(a) (b)
........... 250 250,126
OCP CLO Ltd.
(a)(b)
Series 2020-8RA, Class AR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.53%, 10/17/36 ................. 250 250,437
Series 2025-40A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.46%,
04/16/38 ...................... 250 249,626
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.56%, 07/17/30
(a) (b)
101 101,546
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.54%,
01/25/31
(a) (b)
...................... 25 25,171
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 5.46%, 02/20/38
(a) (b)
...... 250 249,830
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.30%), 5.63%, 05/23/31
(a) (b)
........... 84 84,295
OneMain Direct Auto Receivables Trust, Series
2025-1A, Class D, 6.10%, 07/14/37
(b)
..... 100 101,518
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.64%, 03/25/37
(a)
................ 90 77,555
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(c)
..................... 59 50,123
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
..................... 139 120,001
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37
(c)
..................... 40 39,251
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1M Sofr FWD
at 1.20% Floor and 18.00% Cap + 1.20%),
6.16%, 10/15/37
(a) (b)
................. 5 5,341
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(c)
.............. 54 49,075
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.36%), 5.64%, 07/25/31
(a) (b)
.......... 48 47,862

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.63%, 01/25/38
(a) (b)
........... USD 800 $ 802,649
Regatta IX Funding Ltd., Series 2017-1A, Class
B1R, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 6.28%, 04/17/37
(a) (b)
.......... 847 850,423
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.68%, 07/17/37
(a) (b)
........... 250 250,828
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 5.42%, 04/15/38
(a) (b)
...... 509 508,742
Regional Management Issuance Trust, Series
2024-2, Class A, 5.11%, 12/15/33
(b)
....... 100 100,547
Republic Finance Issuance Trust
(b)
Series 2024-B, Class A, 5.42%, 11/20/37 ... 465 471,907
Series 2024-B, Class B, 5.86%, 11/20/37 ... 164 166,680
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.57%, 10/23/30
(a) (b)
........... 54 54,441
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.56%, 04/20/31
(a) (b)
........... 113 113,208
RR 20 Ltd., Series 2022-20A, Class A1R, (3-mo.
CME Term SOFR at 0.99% Floor + 0.99%),
5.25%, 07/15/37
(a) (b)
................. 515 515,178
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.57%, 01/15/37
(a) (b)
................. 500 501,621
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.70%, 01/30/38
(a) (b)
...... 250 250,744
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR at
0.42% Floor + 0.53%), 4.85%, 10/25/36
(a)
.. 100 75,677
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.64%, 01/15/38
(a) (b)
........... 250 250,734
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.47%, 01/20/38
(a) (b)
. 250 249,894
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... 24 23,848
Series 2024-A, Class A1A, 5.24%, 03/15/56 . 85 86,661
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.75%,
03/15/56
(a)
..................... 444 448,293
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 922 923,383
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 100,983
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR at
0.80% Floor + 0.91%), 5.23%, 01/25/35
(a)
.. 1 863
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 214 215,538
Symphony CLO 46 Ltd., Series 2024-46A, Class
A2, (3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 5.86%, 01/20/38
(a) (b)
........... 250 250,440
Symphony CLO XXI Ltd., Series 2019-21A, Class
AR2, (3-mo. CME Term SOFR at 0.90% Floor
+ 0.90%), 5.16%, 07/15/32
(a) (b)
.......... 247 246,444
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.68%, 10/23/34
(a) (b)
...... 520 520,609
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TAGUS - Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 5.98%, 10/27/42
(a) (d)
. EUR 100 $ 118,648
TCI-Symphony CLO Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.02% Floor
+ 1.28%), 5.52%, 10/13/32
(a) (b)
.......... USD 444 444,308
Towd Point Mortgage Trust, Series 2025-CRM1,
Class A1, 5.80%, 01/25/65
(b) (c)
.......... 1,676 1,687,646
Trimaran CAVU Ltd., Series 2024-1A, Class A,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.64%, 01/25/38
(a) (b)
........... 460 462,024
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 01/20/38
(a) (b)
...... 679 680,979
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 09/25/36 ................. 115 29,163
Series 2006-HE5, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.42%,
10/25/36 ...................... 94 70,910
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.43%, 04/18/38
(a) (b)
. 250 249,646
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.83%, 06/25/37
(a) (b)
........... 73 22,522
Total Asset-Backed Securities — 4 .0%
(Cost: $ 36,863,193 ) ............................... 36,260,786
Shares
Shares
Common Stocks
Banks — 0.1%
Flagstar Financial, Inc. ................. 32,054 339,772
JPMorgan Chase & Co. ................ 2,358 683,608
1,023,380
Broadline Retail — 0.0%
Rakuten Group, Inc.
(f)
.................. 14,300 78,796
Commercial Services & Supplies — 0.0%
Wom New Holdco
(f) (g)
.................. 86 2,408
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(f) (h)
.......... 8,206 67,946
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.
(f)
.............. 29,802 130,533
Electrical Equipment — 0.0%
GE Vernova, Inc. ..................... 273 144,458
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc. , Class A
(h)
........... 10,196 181,591
Solaris Energy Infrastructure, Inc. , Class A .... 12,650 357,868
539,459
Entertainment — 0.0%
Warner Bros Discovery, Inc.
(f)
............. 16,848 193,078
Hotels, Restaurants & Leisure — 0.1%
(f)
Caesars Entertainment, Inc. ............. 3,483 98,882
Genius Sports Ltd. .................... 37,474 389,730
488,612

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. ........................ 618 $ 119,774
Media — 0.0%
AMC Networks, Inc. , Class A
(f)
............ 7,408 46,448
Metals & Mining — 0.0%
Algoma Steel Group, Inc. ............... 15,104 104,066
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. , Class A ..... 23,972 461,461
Oil, Gas & Consumable Fuels — 0.0%
Kinder Morgan, Inc. ................... 3,251 95,579
Venture Global, Inc. , Class A ............. 474 7,385
Viper Energy, Inc. , Class A .............. 1,298 49,493
152,457
Professional Services — 0.0%
Amentum Holdings, Inc.
(f)
............... 7,272 171,692
Residential REITs — 0.0%
Invitation Homes, Inc.
(h)
................. 6,147 201,622
Software — 0.0%
IREN Ltd.
(f)
......................... 4,249 61,908
Total Common Stocks — 0 .4%
(Cost: $ 3,808,662 ) ............................... 3,988,098
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The), 7.01%, 05/01/64 ........ USD 257 282,275
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 200 205,410
General Dynamics Corp., 4.95%, 08/15/35 ... 50 50,191
L3Harris Technologies, Inc., 5.35%, 06/01/34 .. 58 59,286
Northrop Grumman Corp.
4.03% , 10/15/47 ................... 186 148,306
5.25% , 05/01/50 ................... 260 243,654
4.95% , 03/15/53 ................... 448 402,671
5.20% , 06/01/54 ................... 240 223,618
1,615,411
Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 89 88,012
Banks — 3.8%
Akbank TAS, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.27%),
9.37%
(a) (d) (i)
..................... 326 332,113
Bank of America Corp.
(1-day SOFR + 2.04%), 4.95% , 07/22/28
(a)
. 885 895,197
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(a)
..................... 990 967,709
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29
(a)
..................... 175 173,064
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(a)
..................... 395 393,699
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(a)
..................... 245 233,213
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30
(a)
..................... 226 211,536
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31
(a)
..................... 585 599,595
(1-day SOFR + 2.15%), 2.59% , 04/29/31
(a)
. 49 44,796
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
. 1,506 1,348,603
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
. 329 323,759
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.91%), 5.29% , 04/25/34
(a)
. USD 274 $ 279,489
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(a)
. 115 118,245
4.88% , 04/01/44 ................... 271 251,107
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
. 383 239,763
Citigroup, Inc.
(a)
(1-day SOFR + 1.14%), 4.64% , 05/07/28 .. 1,309 1,312,470
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 1,035 1,042,433
(1-day SOFR + 1.36%), 5.17% , 02/13/30 .. 838 854,956
(1-day SOFR + 1.34%), 4.54% , 09/19/30 .. 304 302,622
(1-day SOFR + 1.42%), 2.98% , 11/05/30 .. 1,417 1,325,688
(1-day SOFR + 1.46%), 4.95% , 05/07/31 .. 267 270,043
(1-day SOFR + 1.17%), 2.56% , 05/01/32 .. 292 258,688
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 1,565 1,462,922
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 30 30,170
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.33%), 6.07% , 10/22/27 .. 640 653,899
(1-day SOFR + 0.93%), 5.57% , 04/22/28 .. 1,102 1,124,613
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 1,049 1,062,452
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 2,075 2,081,206
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 813 823,917
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 1,035 970,752
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 4,586 4,761,905
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 1,929 1,978,149
(1-day SOFR + 1.44%), 5.10% , 04/22/31 .. 3 3,074
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 340 294,603
(1-day SOFR + 1.07%), 1.95% , 02/04/32 .. 219 189,919
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32 ...................... 50 44,654
(1-day SOFR + 1.62%), 5.34% , 01/23/35 .. 43 44,016
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 727 739,811
(1-day SOFR + 1.68%), 5.57% , 04/22/36 .. 598 619,733
(3-mo. CME Term SOFR + 1.62%), 3.88% ,
07/24/38 ...................... 631 556,516
(1-day SOFR + 2.44%), 3.11% , 04/22/51 .. 703 473,043
KeyBank NA, 5.00%, 01/26/33 ........... 786 775,619
Washington Mutual Escrow Bonds
(f)(g)(j)
0.00% , 11/06/09 ................... 300 3,900
0.00% , 09/19/17
(k)
.................. 250 —
0.00% , 09/29/17 ................... 500 —
Wells Fargo & Co.
(1-day SOFR + 1.07%), 5.71% , 04/22/28
(a)
. 1,184 1,209,711
(1-day SOFR + 1.11%), 5.24% , 01/24/31
(a)
. 837 858,626
(1-day SOFR + 1.50%), 3.35% , 03/02/33
(a)
. 738 673,978
(1-day SOFR + 2.02%), 5.39% , 04/24/34
(a)
. 788 806,319
(1-day SOFR + 1.74%), 5.61% , 04/23/36
(a)
. 79 81,545
3.90% , 05/01/45 ................... 13 10,328
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(a)
. 4 3,409
34,117,577
Biotechnology — 0.1%
AbbVie, Inc., 4.88%, 11/14/48 ........... 50 45,270
Amgen, Inc.
3.00% , 01/15/52 ................... 396 254,251
4.40% , 02/22/62 ................... 273 213,095
5.75% , 03/02/63 ................... 199 193,466
706,082
Broadline Retail — 0.1%
(d)
Prosus NV, 4.19%, 01/19/32 ............ 438 408,983
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 700 766,765
1,175,748
Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)
3.50% , 11/16/26 ................... 353 348,871

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
. USD 55 $ 53,103
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(a)
. 48 46,477
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(a)
. 2,510 2,529,563
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 1,230 1,231,634
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(a)
..................... 510 507,093
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 141 149,568
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 396 412,218
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 305 310,064
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(a)
. 275 275,826
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(a)
. 749 766,532
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 839 860,119
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 469 406,227
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 1,297 1,146,094
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(a)
. 568 572,938
Morgan Stanley
3.63% , 01/20/27 ................... 114 113,018
(1-day SOFR + 0.88%), 1.59% , 05/04/27
(a)
. 759 740,671
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
. 660 640,629
(1-day SOFR + 1.73%), 5.12% , 02/01/29
(a)
. 965 981,844
(1-day SOFR + 1.38%), 4.99% , 04/12/29
(a)
. 1,610 1,633,421
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(a)
. 505 514,898
(1-day SOFR + 1.83%), 6.41% , 11/01/29
(a)
. 263 278,575
(1-day SOFR + 1.45%), 5.17% , 01/16/30
(a)
. 1,000 1,020,949
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(a)
. 2,149 2,232,189
(1-day SOFR + 1.11%), 5.23% , 01/15/31
(a)
. 979 1,002,196
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
. 21 19,365
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(a)
. 551 471,405
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(a)
. 482 417,387
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(a)
. 327 291,846
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
. 1,343 1,366,164
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(a)
. 483 495,807
Prime Investments LLC, 11.00%, 05/01/30
(g)
.. 243 242,527
SURA Asset Management SA, 6.35%, 05/13/32
(b)
395 415,698
22,494,916
Chemicals — 0.1%
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 404 413,898
Sasol Financing USA LLC, 8.75%, 05/03/29
(d)
.. 331 326,518
740,416
Commercial Services & Supplies — 0.0%
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 94 89,426
Construction & Engineering — 0.1%
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(d)
...................... 700 701,969
Weekley Homes LLC, 4.88%, 09/15/28
(b)
..... 92 89,109
791,078
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (i)
................ 327 330,760
Consumer Finance — 0.9%
General Motors Financial Co., Inc.
5.40% , 04/06/26 ................... 1,085 1,089,924
6.10% , 01/07/34 ................... 232 238,781
5.95% , 04/04/34 ................... 60 60,853
5.90% , 01/07/35 ................... 44 44,234
Kaspi.KZ JSC, 6.25%, 03/26/30
(d)
......... 408 410,167
OneMain Finance Corp., 7.13%, 11/15/31 .... 5 5,202
Synchrony Financial
3.95% , 12/01/27 ................... 466 458,229
5.15% , 03/19/29 ................... 452 453,825
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 2,002 2,057,013
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. USD 1,449 $ 1,461,634
2.88% , 10/28/31 ................... 797 691,509
7.25% , 02/02/33 ................... 921 963,683
7,935,054
Containers & Packaging — 0.0%
(b)
Clydesdale Acquisition Holdings, Inc., 8.75%,
04/15/30 ....................... 84 85,917
Mauser Packaging Solutions Holding Co., 7.88%,
04/15/27 ....................... 83 84,361
Toucan FinCo. Ltd., 9.50%, 05/15/30 ....... 181 185,021
355,299
Diversified REITs — 1.1%
GLP Capital LP
5.75% , 06/01/28 ................... 602 616,867
5.30% , 01/15/29 ................... 80 80,887
4.00% , 01/15/30 ................... 659 633,293
3.25% , 01/15/32 ................... 1,110 976,927
6.25% , 09/15/54 ................... 459 448,054
Trust Fibra Uno, 7.70%, 01/23/32
(d)
........ 389 405,411
VICI Properties LP
4.25% , 12/01/26
(b)
.................. 1,360 1,351,708
3.75% , 02/15/27
(b)
.................. 651 641,022
4.50% , 01/15/28
(b)
.................. 1,167 1,160,856
3.88% , 02/15/29
(b)
.................. 579 560,100
4.63% , 12/01/29
(b)
.................. 187 183,716
4.95% , 02/15/30 ................... 2,022 2,033,829
4.13% , 08/15/30
(b)
.................. 159 152,611
5.13% , 05/15/32 ................... 860 856,834
10,102,115
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
3.50% , 09/15/53 ................... 674 456,202
6.05% , 08/15/56 ................... 236 240,842
3.80% , 12/01/57 ................... 887 620,635
3.65% , 09/15/59 ................... 1,456 976,836
3.85% , 06/01/60 ................... 389 271,996
CCO Holdings LLC
4.75% , 02/01/32
(b)
.................. 10 9,485
4.50% , 05/01/32 ................... 393 365,978
4.25% , 01/15/34
(b)
.................. 314 279,519
Frontier Communications Holdings LLC
5.00% , 05/01/28
(b)
.................. 562 561,764
5.88% , 11/01/29 ................... 358 361,876
8.63% , 03/15/31
(b)
.................. 219 232,689
IHS Holding Ltd., 8.25%, 11/29/31
(d)
........ 329 332,086
Level 3 Financing, Inc., 10.00%, 10/15/32
(b)
... 52 52,699
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 323 328,782
Turk Telekomunikasyon A/S, 7.38%, 05/20/29
(d)
324 330,380
Verizon Communications, Inc.
1.50% , 09/18/30 ................... 232 200,384
1.68% , 10/30/30 ................... 154 133,245
4.40% , 11/01/34 ................... 354 335,972
5.40% , 07/02/37
(b)
.................. 472 474,846
6,566,216
Electric Utilities — 3.4%
AEP Texas, Inc.
5.40% , 06/01/33 ................... 515 522,424
3.80% , 10/01/47 ................... 302 220,867
3.45% , 05/15/51 ................... 59 39,588
AEP Transmission Co. LLC
3.15% , 09/15/49 ................... 506 337,484
Series N , 2.75% , 08/15/51 ............ 50 30,587

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Alabama Power Co.
5.50% , 03/15/41 ................... USD 43 $ 42,345
3.85% , 12/01/42 ................... 53 42,604
3.75% , 03/01/45 ................... 62 48,328
Baltimore Gas & Electric Co., 3.75%, 08/15/47 . 77 58,329
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(d)
...................... 684 703,742
Diamond II Ltd., 7.95%, 07/28/26
(d)
........ 750 756,075
Dominion Energy South Carolina, Inc.
Series A , 2.30% , 12/01/31 ............. 2 1,750
Series 2025 , 5.30% , 01/15/35 .......... 33 33,737
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 485 364,859
3.45% , 04/15/51 ................... 541 383,118
Duke Energy Corp.
3.95% , 08/15/47 ................... 207 155,549
3.50% , 06/15/51 ................... 290 199,161
5.00% , 08/15/52 ................... 275 241,093
5.80% , 06/15/54 ................... 752 734,250
Duke Energy Florida LLC
1.75% , 06/15/30 ................... 111 97,908
4.20% , 07/15/48 ................... 4 3,204
3.00% , 12/15/51 ................... 70 44,209
Duke Energy Ohio, Inc.
2.13% , 06/01/30 ................... 309 278,222
5.25% , 04/01/33 ................... 131 134,915
5.55% , 03/15/54 ................... 161 157,286
Duke Energy Progress LLC
5.05% , 03/15/35 ................... 314 315,330
2.50% , 08/15/50 ................... 1,234 713,984
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 1,154 1,141,062
2.65% , 03/01/30 ................... 310 284,636
Series C , 4.85% , 07/15/47
(c)
........... 702 596,506
Series C , 3.40% , 03/01/50 ............ 1,425 965,765
FirstEnergy Transmission LLC
5.00% , 01/15/35 ................... 1,141 1,128,720
5.45% , 07/15/44
(b)
.................. 340 324,011
4.55% , 04/01/49
(b)
.................. 548 464,487
Florida Power & Light Co.
3.99% , 03/01/49 ................... 358 281,832
3.15% , 10/01/49 ................... 178 120,272
2.88% , 12/04/51 ................... 277 174,468
5.80% , 03/15/65 ................... 31 31,432
Georgia Power Co.
4.85% , 03/15/31 ................... 140 143,037
4.70% , 05/15/32 ................... 249 248,952
4.95% , 05/17/33 ................... 506 509,920
5.13% , 05/15/52 ................... 303 283,162
India Clean Energy Holdings, 4.50%, 04/18/27
(d)
700 675,150
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(d)
... 639 584,685
MidAmerican Energy Co., 3.65%, 08/01/48 ... 145 108,464
Minejesa Capital BV, 5.63%, 08/10/37
(d)
..... 709 678,424
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
...................... 508 495,685
NRG Energy, Inc.
(b)
4.45% , 06/15/29 ................... 614 604,069
7.00% , 03/15/33 ................... 1,372 1,506,037
Ohio Edison Co., 4.95%, 12/15/29
(b)
....... 277 280,794
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. 130 119,662
Series Q , 1.63% , 01/15/31 ............ 136 115,441
4.00% , 06/01/49 ................... 333 252,376
Pacific Gas & Electric Co.
6.15% , 01/15/33 ................... 148 152,433
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.40% , 06/15/33 ................... USD 235 $ 245,648
4.50% , 07/01/40 ................... 449 374,095
3.30% , 08/01/40 ................... 284 203,172
3.75% , 08/15/42
(c)
.................. 59 42,060
4.75% , 02/15/44 ................... 330 267,750
4.00% , 12/01/46 ................... 239 171,113
3.95% , 12/01/47 ................... 166 117,113
4.95% , 07/01/50 ................... 525 423,154
3.50% , 08/01/50 ................... 233 149,396
5.25% , 03/01/52 ................... 532 442,634
6.75% , 01/15/53 ................... 869 874,340
5.90% , 10/01/54 ................... 295 267,460
6.15% , 03/01/55 ................... 126 117,561
PECO Energy Co.
3.05% , 03/15/51 ................... 324 212,081
2.85% , 09/15/51 ................... 72 45,342
5.25% , 09/15/54 ................... 75 71,071
PG&E Corp.
5.25% , 07/01/30 ................... 994 946,926
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 937 887,358
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 898 919,263
Southern Co. (The)
5.70% , 10/15/32 ................... 140 147,056
5.20% , 06/15/33 ................... 108 109,884
4.85% , 03/15/35 ................... 366 357,788
4.25% , 07/01/36 ................... 159 145,387
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
................. 137 139,467
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 235 236,149
6.95% , 10/15/33 ................... 46 50,512
6.00% , 04/15/34 ................... 1,424 1,478,767
5.70% , 12/30/34 ................... 1,610 1,639,461
30,014,438
Energy Equipment & Services — 0.1%
(b)
Solaris Energy Infrastructure, Inc., 4.75%,
05/01/30
(l)
...................... 218 290,894
Transocean Titan Financing Ltd., 8.38%,
02/01/28 ....................... 75 76,279
Transocean, Inc., 8.25%, 05/15/29 ........ 86 79,510
446,683
Entertainment — 0.3%
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... 2,785 2,705,154
5.14% , 03/15/52 ................... 17 10,498
2,715,652
Financial Services — 0.2%
Andiron Financing LLC, (1M Sofr FWD + 3.00%),
7.33%, 01/21/30
(a) (g)
................ 40 40,000
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 910 910,496
Block, Inc., 3.50%, 06/01/31 ............ 157 144,011
Flourishing Trade & Investment Ltd., 11.04%,
04/02/28
(b) (g)
..................... 697 710,940
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... 88 88,091
1,893,538
Ground Transportation — 0.0%
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ........ 71 70,016

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., 5.08%, 06/07/29 .... USD 171 $ 174,721
Solventum Corp., 5.60%, 03/23/34 ........ 313 322,123
496,844
Health Care Providers & Services — 0.5%
CVS Health Corp., 5.13%, 07/20/45 ........ 445 394,098
Elevance Health, Inc.
3.60% , 03/15/51 ................... 383 269,547
4.55% , 05/15/52 ................... 108 88,321
5.70% , 02/15/55 ................... 56 54,267
HCA, Inc.
5.45% , 04/01/31 ................... 639 658,898
5.50% , 03/01/32 ................... 127 131,068
3.63% , 03/15/32 ................... 71 65,489
5.50% , 06/01/33 ................... 364 372,668
5.45% , 09/15/34 ................... 355 358,072
5.75% , 03/01/35 ................... 675 694,152
6.20% , 03/01/55 ................... 526 529,746
6.10% , 04/01/64 ................... 334 325,718
Select Medical Corp., 6.25%, 12/01/32
(b)
..... 89 89,531
4,031,575
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(b)
...................... 92 89,139
Service Properties Trust
5.50% , 12/15/27 ................... 91 90,163
8.38% , 06/15/29 ................... 262 272,503
8.88% , 06/15/32 ................... 271 278,658
XHR LP, 4.88%, 06/01/29
(b)
............. 92 89,162
819,625
Hotels, Restaurants & Leisure — 0.2%
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(d)
. 400 391,352
MGM China Holdings Ltd., 7.13%, 06/26/31
(d)
.. 700 724,500
MGM Resorts International, 6.50%, 04/15/32 .. 4 4,065
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 92 88,621
Studio City Co. Ltd., 7.00%, 02/15/27
(d)
...... 400 400,754
Wynn Macau Ltd., 5.63%, 08/26/28
(d)
....... 400 392,300
2,001,592
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
6.63% , 01/15/28 ................... 176 176,726
4.63% , 04/01/30 ................... 95 90,340
Beazer Homes USA, Inc., 7.25%, 10/15/29 ... 169 170,597
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
...................... 94 85,547
DR Horton, Inc.
5.00% , 10/15/34 ................... 345 341,083
5.50% , 10/15/35 ................... 166 169,030
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 83 86,282
7.00% , 11/15/32 ................... 96 91,368
Mattamy Group Corp.
(b)
5.25% , 12/15/27 ................... 89 88,572
4.63% , 03/01/30 ................... 93 89,386
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 80 83,578
1,472,509
Insurance — 0.0%
Ambac Assurance Corp., 5.10%
(b) (i)
........ 15 20,041
American International Group, Inc., 4.38%,
06/30/50 ....................... 76 63,608
83,649
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65% , 08/15/62 ................... USD 1,239 $ 1,044,413
5.75% , 05/15/63 ................... 105 106,140
5.55% , 08/15/64 ................... 46 44,953
1,195,506
IT Services — 0.3%
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 1,564 1,547,696
3.63% , 06/15/29 ................... 108 102,683
3.75% , 10/01/30 ................... 1,397 1,307,254
2,957,633
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 4.20%, 09/09/27 ... 44 43,982
Media — 0.8%
AMC Networks, Inc.
10.25% , 01/15/29
(b)
................. 101 104,708
4.25% , 02/15/29 ................... 109 87,321
4.25% , 02/15/29
(l)
.................. 84 70,560
Charter Communications Operating LLC
6.65% , 02/01/34 ................... 324 346,952
6.55% , 06/01/34 ................... 88 93,892
6.38% , 10/23/35 ................... 274 287,785
3.50% , 03/01/42 ................... 32 22,818
5.75% , 04/01/48 ................... 298 270,987
5.13% , 07/01/49 ................... 218 181,259
4.80% , 03/01/50 ................... 254 203,217
3.70% , 04/01/51 ................... 200 133,222
3.90% , 06/01/52 ................... 1,602 1,099,468
5.25% , 04/01/53 ................... 65 55,223
3.85% , 04/01/61 ................... 996 638,111
4.40% , 12/01/61 ................... 612 429,126
3.95% , 06/30/62 ................... 594 382,724
Comcast Corp., 2.99%, 11/01/63 ......... 666 374,485
Discovery Communications LLC
4.90% , 03/11/26 ................... 62 61,900
3.95% , 03/20/28 ................... 563 538,025
Paramount Global
3.70% , 10/04/26
(c)
.................. 180 175,908
2.90% , 01/15/27 ................... 902 877,970
3.38% , 02/15/28 ................... 117 113,201
4.38% , 03/15/43 ................... 137 100,856
5.85% , 09/01/43 ................... 157 136,640
5.25% , 04/01/44 ................... 60 47,760
4.90% , 08/15/44 ................... 46 35,481
4.60% , 01/15/45 ................... 152 112,438
6,982,037
Metals & Mining — 0.3%
Glencore Funding LLC
(b)
5.37% , 04/04/29 ................... 146 149,699
6.38% , 10/06/30 ................... 382 409,982
2.85% , 04/27/31 ................... 338 304,738
Mineral Resources Ltd.
(b)
9.25% , 10/01/28 ................... 81 82,896
8.50% , 05/01/30 ................... 19 18,906
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(d) (m)
............. 329 322,468
Stillwater Mining Co., 4.50%, 11/16/29
(d)
..... 374 333,327
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 417 407,622
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(d)
...................... 319 330,564
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 9 8,915
2,369,117

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.1%
Consumers Energy Co., 5.05%, 05/15/35 .... USD 156 $ 157,080
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
..... 394 422,735
579,815
Oil, Gas & Consumable Fuels — 7.1%
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................... 235 241,258
5.38% , 03/01/30 ................... 2,195 2,209,044
California Resources Corp., 8.25%, 06/15/29
(b)
. 85 87,251
Cameron LNG LLC, 3.40%, 01/15/38
(b)
...... 1,079 919,342
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 176 177,650
2.74% , 12/31/39 ................... 1,293 1,052,353
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 1,683 1,601,512
3.25% , 01/31/32 ................... 176 157,773
5.95% , 06/30/33 ................... 570 594,986
5.75% , 08/15/34 ................... 748 768,174
5.55% , 10/30/35
(b)
.................. 235 236,848
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 2,101 2,151,802
Civitas Resources, Inc.
(b)
5.00% , 10/15/26 ................... 87 85,910
8.38% , 07/01/28 ................... 84 86,008
8.63% , 11/01/30 ................... 19 19,290
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 306 316,836
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(b) (g)
..................... 443 443,095
Crescent Energy Finance LLC, 7.38%,
01/15/33
(b)
...................... 19 18,160
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 3,777 3,721,085
3.50% , 12/01/29 ................... 2,692 2,575,215
3.13% , 03/24/31 ................... 2,018 1,848,377
4.25% , 03/15/52 ................... 159 119,644
5.90% , 04/18/64 ................... 300 277,659
Energy Transfer LP
4.95% , 05/15/28 ................... 170 172,403
4.95% , 06/15/28 ................... 153 155,273
6.10% , 12/01/28 ................... 60 63,028
7.38% , 02/01/31
(b)
.................. 899 942,009
5.95% , 05/15/54 ................... 773 735,353
EQM Midstream Partners LP, 6.50%, 07/01/27
(b)
495 506,154
EQT Corp.
3.13% , 05/15/26
(b)
.................. 1,003 987,555
7.50% , 06/01/27
(b)
.................. 489 497,897
6.50% , 07/01/27
(b)
.................. 505 516,379
3.90% , 10/01/27 ................... 221 218,071
5.70% , 04/01/28 ................... 403 414,533
4.50% , 01/15/29
(b)
.................. 1,287 1,271,356
5.00% , 01/15/29 ................... 1,610 1,623,643
6.38% , 04/01/29
(b)
.................. 898 926,282
7.00% , 02/01/30
(c)
.................. 744 806,525
7.50% , 06/01/30
(b)
.................. 3,512 3,859,733
4.75% , 01/15/31
(b)
.................. 3,054 3,005,973
3.63% , 05/15/31
(b)
.................. 2,318 2,148,532
5.75% , 02/01/34 ................... 1,370 1,416,535
Expand Energy Corp.
5.38% , 02/01/29 ................... 821 821,764
5.88% , 02/01/29
(b)
.................. 181 181,728
6.75% , 04/15/29
(b)
.................. 693 701,296
5.38% , 03/15/30 ................... 429 430,203
4.75% , 02/01/32 ................... 1,044 1,015,171
5.70% , 01/15/35 ................... 2,346 2,379,451
Golar LNG Ltd., 2.75%, 12/15/30
(b) (l)
....... 39 39,975
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Greenko Power II Ltd., 4.30%, 12/13/28
(d)
.... USD 399 $ 374,374
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(d)
...................... 645 650,160
Greensaif Pipelines Bidco SARL, 5.85%,
02/23/36
(d)
...................... 403 406,526
Hess Corp., 7.30%, 08/15/31 ............ 191 216,623
India Green Power Holdings, 4.00%, 02/22/27
(d)
347 335,808
Kinder Morgan, Inc., 5.85%, 06/01/35 ...... 64 66,341
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28
(d)
400 395,836
NAK Naftogaz Ukraine, 7.13%, (7.13% Cash or
7.13% PIK), 07/19/26
(d) (m)
............. EUR 125 125,192
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... USD 938 835,620
ORLEN SA, 6.00%, 01/30/35
(d)
........... 398 408,149
Permian Resources Operating LLC
(b)
5.38% , 01/15/26 ................... 8 7,986
8.00% , 04/15/27 ................... 84 85,882
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 906 891,278
Pioneer Natural Resources Co., 2.15%, 01/15/31 101 89,710
Puma International Financing SA, 7.75%,
04/25/29
(d)
...................... 400 409,800
Raizen Fuels Finance SA
6.25% , 07/08/32
(b)
.................. 212 209,880
6.45% , 03/05/34
(d)
.................. 200 199,104
ReNew Pvt Ltd., 5.88%, 03/05/27
(d)
........ 700 694,295
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 1,033 1,038,622
5.00% , 03/15/27 ................... 419 421,515
4.50% , 05/15/30 ................... 1,682 1,679,186
5.90% , 09/15/37 ................... 753 783,226
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 83 86,907
SM Energy Co., 6.75%, 08/01/29
(b)
........ 10 9,963
Targa Resources Corp.
6.15% , 03/01/29 ................... 822 864,459
4.20% , 02/01/33 ................... 767 718,679
4.95% , 04/15/52 ................... 414 345,368
Targa Resources Partners LP, 4.88%, 02/01/31 566 561,460
Venture Global LNG, Inc., 7.00%, 01/15/30
(b)
.. 19 19,207
Viper Energy, Inc.
(b)
5.38% , 11/01/27 ................... 2,319 2,321,523
7.38% , 11/01/31 ................... 1,782 1,890,854
Vista Energy Argentina SAU
(b)
8.50% , 06/10/33 ................... 327 329,371
7.63% , 12/10/35 ................... 64 61,939
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 87 86,423
63,167,360
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... 343 300,981
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
........... —
(e)
359
JetBlue Pass-Through Trust, Series 2019-1,
Class AA, 2.75%, 05/15/32 ........... 30 26,042
Latam Airlines Group SA, 7.63%, 01/07/31
(b)
.. 337 337,506
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
. 196 196,724
560,631
Pharmaceuticals — 0.0%
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ....................... 47 46,859
Pfizer, Inc.
4.00% , 12/15/36 ................... 95 87,028

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.70% , 05/28/50 ................... USD 394 $ 244,623
378,510
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(d) (f) (j)
.................... 200 5,500
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (c)
..................... 85 86,887
Forestar Group, Inc., 5.00%, 03/01/28
(b)
..... 89 87,617
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
88 87,343
267,347
Residential REITs — 0.1%
Store Capital LLC
4.63% , 03/15/29 ................... 180 177,014
5.40% , 04/30/30
(b)
.................. 837 848,031
1,025,045
Semiconductors & Semiconductor Equipment — 0.6%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $560,000), 6.50%, 03/20/45
(g) (n)
...... 560 555,128
Broadcom, Inc.
5.15% , 11/15/31 ................... 303 311,719
4.55% , 02/15/32 ................... 626 620,208
5.20% , 04/15/32 ................... 729 749,646
3.42% , 04/15/33
(b)
.................. 326 295,659
3.47% , 04/15/34
(b)
.................. 794 709,275
4.80% , 10/15/34 ................... 443 437,648
3.14% , 11/15/35
(b)
.................. 914 770,903
4.93% , 05/15/37
(b)
.................. 63 61,143
Foundry JV Holdco LLC
(b)
5.90% , 01/25/33 ................... 658 682,136
6.10% , 01/25/36 ................... 272 281,415
6.30% , 01/25/39 ................... 210 219,671
NXP BV, 2.50%, 05/11/31 .............. 79 69,317
5,763,868
Software — 0.8%
AppLovin Corp.
5.13% , 12/01/29 ................... 1,055 1,068,732
5.38% , 12/01/31 ................... 1,574 1,601,662
5.95% , 12/01/54 ................... 881 860,412
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 84 87,068
IREN Ltd., 3.50%, 12/15/29
(b) (l)
........... 71 91,803
Oracle Corp.
6.00% , 08/03/55 ................... 738 736,756
3.85% , 04/01/60 ................... 401 276,338
5.50% , 09/27/64 ................... 108 98,362
6.13% , 08/03/65 ................... 2,104 2,106,121
6,927,254
Specialized REITs — 0.6%
American Tower Corp.
5.20% , 02/15/29 ................... 126 128,926
3.80% , 08/15/29 ................... 81 78,754
2.90% , 01/15/30 ................... 249 232,024
2.10% , 06/15/30 ................... 50 44,405
1.88% , 10/15/30 ................... 151 131,254
2.70% , 04/15/31 ................... 464 416,092
5.45% , 02/15/34 ................... 841 865,909
Crown Castle, Inc.
5.60% , 06/01/29 ................... 222 229,134
2.25% , 01/15/31 ................... 179 155,724
2.50% , 07/15/31 ................... 78 68,061
Equinix, Inc.
2.50% , 05/15/31 ................... 677 599,810
3.90% , 04/15/32 ................... 1,208 1,144,124
2.95% , 09/15/51 ................... 31 19,109
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.40% , 02/15/52 ................... USD 241 $ 161,221
Extra Space Storage LP
3.90% , 04/01/29 ................... 45 44,064
4.00% , 06/15/29 ................... 142 139,257
5.50% , 07/01/30 ................... 399 413,868
2.20% , 10/15/30 ................... 579 512,145
5,383,881
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27
(b)
... 86 85,465
Tobacco — 0.6%
Altria Group, Inc.
5.63% , 02/06/35 ................... 144 146,791
3.40% , 02/04/41 ................... 856 635,000
4.50% , 05/02/43 ................... 98 81,699
5.38% , 01/31/44 ................... 47 44,373
3.88% , 09/16/46 ................... 348 257,376
6.20% , 02/14/59 ................... 204 204,188
BAT Capital Corp.
7.08% , 08/02/43 ................... 252 277,546
4.54% , 08/15/47 ................... 159 128,444
4.76% , 09/06/49 ................... 240 197,856
5.28% , 04/02/50 ................... 729 643,636
5.65% , 03/16/52 ................... 36 33,543
7.08% , 08/02/53 ................... 1,774 1,975,972
Reynolds American, Inc.
7.00% , 08/04/41 ................... 51 53,246
5.85% , 08/15/45 ................... 951 917,524
5,597,194
Transportation Infrastructure — 0.1%
(d)
DP World Ltd., 6.85%, 07/02/37 .......... 370 403,647
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28 317 330,276
733,923
Wireless Telecommunication Services — 0.4%
SoftBank Group Corp., 7.00%, 07/08/31
(d)
.... 450 460,902
T-Mobile USA, Inc.
3.88% , 04/15/30 ................... 1,456 1,414,093
2.25% , 11/15/31 ................... 265 229,777
5.13% , 05/15/32 ................... 322 328,373
5.20% , 01/15/33 ................... 204 207,806
3.60% , 11/15/60 ................... 67 44,675
5.80% , 09/15/62 ................... 848 830,658
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (l) (m)
........... 45 44,128
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (m)
........... 13 12,309
3,572,721
Total Corporate Bonds — 26 .7%
(Cost: $ 237,043,057 ) .............................. 239,046,501
Fixed Rate Loan Interests
Metals & Mining — 0.0%
Vedanta Holdings Mauritius II Ltd., 1st Lien Term
Loan , 18.00%
,
04/17/26
(g)
............. 98 98,657
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 97,680 ) ................................. 98,657

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Beverages — 0.0%
Cirkul Sr Sec, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 4.00% Floor + 7.50%), 15.38%
- 11.60%
,
04/23/28
(a) (g)
............... USD 194 $ 185,037
Capital Markets — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 6.50%),
10.84% - 10.83%
,
09/10/29
(a) (g)
.......... 93 93,232
Financial Services — 0.0%
Al Mansart (Luxembourg) Bidco SCS, 1st Lien
Term Loan A , (6-mo. CME Term SOFR at
0.00% Floor + 6.25%), 10.44%
,
01/01/30
(a) (g)
51 52,250
Hotels, Restaurants & Leisure — 0.1%
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.78%
,
10/02/28
(a)
............ 471 414,683
Media — 0.1%
(a)
DirecTV Financing LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.83%
,
02/17/31 ............. 181 172,621
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.83%
,
08/30/30 ........ 209 208,377
380,998
Oil, Gas & Consumable Fuels — 0.1%
(a)
CVR CHC LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
12/30/27 ................... 367 366,586
Northwind Midstream, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 3.00% Floor + 6.25%),
10.70%
,
02/01/32
(g)
................. 921 903,777
1,270,363
Total Floating Rate Loan Interests — 0 .3%
(Cost: $ 2,440,807 ) ............................... 2,396,563
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50% , 01/17/31
(b)
.............. 48 50,280
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(d)
....................... 389 405,922
Colombia — 0.0%
Ecopetrol SA , 7.75% , 02/01/32 ............ 328 321,850
Hungary — 0.1%
MVM Energetika Zrt. , 6.50% , 03/13/31
(d)
..... 396 410,108
Mexico — 0.0%
Petroleos Mexicanos , 10.00% , 02/07/33 ..... 10 10,703
Morocco — 0.1%
OCP SA
6.75% , 05/02/34
(d)
.................. 321 332,087
6.75% , 05/02/34
(b)
.................. 200 206,908
538,995
Supranational — 0.8%
European Union
(d)
2.50% , 10/04/52 ................... EUR 505 462,379
Security
Par (000)
Par (000) Value
Supranational (continued)
Series NGEU , 3.00% , 03/04/53 .......... EUR 6,377 $ 6,447,051
6,909,430
Total Foreign Agency Obligations — 1 .0%
(Cost: $ 8,392,783 ) ............................... 8,647,288
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30% , 06/22/54
(b) (d)
..... 1,805 1,893,251
Brazil — 0.5%
Federative Republic of Brazil
10.00% , 01/01/29 .................. BRL 6 1,047,115
10.00% , 01/01/35 .................. 21 3,198,534
4,245,649
Colombia — 0.1%
Republic of Colombia , 6.25% , 07/09/36 ...... COP 8,241,300 1,300,371
Germany — 0.2%
Federal Republic of Germany , 2.50% , 08/15/54
(d)
EUR 1,506 1,576,324
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 ................... USD 390 365,504
3.05% , 03/12/51 ................... 641 423,701
789,205
Israel — 0.0%
State of Israel Government Bond , 5.75% ,
03/12/54 ........................ 435 403,191
Italy — 0.7%
Buoni Poliennali del Tesoro , 3.65% , 08/01/35
(b) (d)
EUR 5,312 6,371,253
Japan — 0.4%
Japan Government Bond
2.30% , 12/20/54 ................... JPY 349,850 2,181,117
2.40% , 03/20/55 ................... 160,950 1,025,585
3,206,702
Mexico — 0.7%
United Mexican States
2.66% , 05/24/31 ................... USD 1,158 1,001,380
3.50% , 02/12/34 ................... 1,123 947,812
6.35% , 02/09/35 ................... 1,920 1,963,200
6.88% , 05/13/37 ................... 1,473 1,535,603
4.50% , 01/31/50 ................... 1,251 914,794
6,362,789
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................... 347 336,590
4.50% , 04/01/56 ................... 718 466,476
803,066
Peru — 0.1%
Republic of Peru , 3.55% , 03/10/51 ......... 636 436,296
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................... 516 498,456
3.20% , 07/06/46 ................... 629 442,010
940,466
United Kingdom — 0.1%
U.K. Treasury Bonds , 4.38% , 07/31/54
(d)
..... GBP 841 999,463
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... USD 179 179,205

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.10% , 06/18/50 ................... USD 534 $ 492,150
671,355
Total Foreign Government Obligations — 3 .4%
(Cost: $ 31,341,193 ) ............................... 29,999,381
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(o)
........................ 14,408,518 137,601,344
Total Investment Companies — 15 .4%
(Cost: $ 144,284,000 ) .............................. 137,601,344
Par (000)
Par (000)
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... 400 458,133
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 110 116,744
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 1,215 1,235,149
Series 2009 , GO , 7.55% , 04/01/39 ....... 65 77,922
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 75 62,935
1,950,883
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 52 56,199
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 886 887,683
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB , 4.15% , 02/01/33 620 611,766
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 317 378,447
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 ........... 195 209,856
New York City Municipal Water Finance Authority
Series 2010EE , RB , 6.01% , 06/15/42 ..... 105 108,860
Series 2011CC , RB , 5.88% , 06/15/44 ..... 155 156,637
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 60 59,446
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 .... 120 125,437
Series 2014-181 , RB , 4.96% , 08/01/46 .... 195 182,483
842,719
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 135 171,447
Security
Par (000)
Par (000) Value
Texas — 0 .2%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... USD 215 $ 216,681
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
......... 450 460,658
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 345 355,029
1,032,368
Total Municipal Bonds — 0 .7%
(Cost: $ 6,436,082 ) ............................... 5,931,512
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.7%
A&D Mortgage Trust
(b)
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 116 116,317
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 100 101,332
Series 2025-NQM2, Class A1, 5.79%,
06/25/70
(a)
..................... 164 164,604
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (c)
................. 191 191,143
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.78%, 06/25/35
(a)
...... 89 78,016
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.40%,
02/25/36
(a)
..................... 11 10,293
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 47 21,379
Series 2006-15CB, Class A1, 6.50%, 06/25/36 8 3,440
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 6.13%, 11/25/46
(a)
......... 43 35,612
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
5.11%, 10/25/46
(a)
................ 102 75,620
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 07/25/46
(a)
................ 6 5,384
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.89%, 11/25/36
(a)
................ 54 46,764
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
4.93%, 07/25/46
(a)
................ 51 43,817
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 9 3,934
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 04/25/47
(a)
................ 11 10,337
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 5.34%,
10/25/46 ...................... 39 25,572
Series 2006-4, Class 1A12, (1-mo. CME Term
SOFR at 0.32% Floor + 0.32%), 4.64%,
10/25/46 ...................... 46 22,987
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 5.10%,
02/25/47 ...................... 49 16,993

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust
(b)(c)
Series 2023-7, Class A1, 4.80%, 11/25/67 .. USD 230 $ 228,685
Series 2024-10, Class A1, 5.35%, 10/25/69 . 93 92,611
Series 2024-11, Class A1, 5.70%, 08/25/69 . 156 156,887
Series 2025-1, Class A1, 5.69%, 01/25/70 .. 407 408,725
Series 2025-2, Class A1, 5.64%, 02/25/70 .. 309 310,249
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 3.01%, 07/31/57
(a) (b)
............. 278 102,764
Banc of America Funding Corp., Series 2015-R3,
Class 1A2, 3.70%, 03/27/36
(a) (b)
......... 92 78,012
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 . 116 40,202
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 16 16,194
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 4.71%, 08/25/36 ........... 9 8,666
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.77%, 03/25/37 ........... 61 58,235
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.71%, 03/25/37 ....... 8 7,111
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.83%, 09/25/47 ....... 25 24,180
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 4.64%, 06/25/37 ....... 8 8,058
Bletchley Park Funding plc
(a)
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.88%),
6.10%, 01/27/70
(d)
................ GBP 100 137,312
Series 2025-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.38%),
7.60%, 01/27/70
(d)
................ 100 137,310
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 8.00%,
09/25/63
(a)
..................... USD 151 152,123
Series 2025-NQM2, Class A1, 5.68%,
11/25/64
(c)
..................... 382 383,658
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (c)
................. 173 175,372
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (c)
...................... 123 120,553
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 650 261,437
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36 . 12 5,303
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.36%,
04/25/46
(a)
..................... 128 34,924
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.83%, 04/25/46
(a)
................ 12 11,545
Series 2007-15, Class 2A2, 6.50%, 09/25/37 172 61,406
Series 2007-9, Class A1, 5.75%, 07/25/37 .. 57 26,743
Series 2007-9, Class A11, 5.75%, 07/25/37 . 31 14,612
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 . 29 27,100
Series 2008-2, Class 1A1, 6.50%, 06/25/38 . 44 36,634
COLT Mortgage Loan Trust, Series 2024-6, Class
A1, 5.39%, 11/25/69
(b) (c)
.............. 99 98,905
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
....................... USD 281 $ 105,536
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(c)
..................... 97 98,100
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
243 243,573
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
993 997,473
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
173 174,744
Series 2025-H4, Class A1, 5.60%, 06/25/70
(a)
162 163,385
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.78%, 11/25/35
(a)
... 41 8,761
CSMC Trust
(a)(b)
Series 2022-ATH3, Class B1, 7.10%, 08/25/67 215 215,227
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 168 164,023
Series 2022-NQM6, Class PT, 8.85%,
12/25/67 ...................... 236 234,842
Deephaven Residential Mortgage Trust, Series
2024-1, Class A1, 5.74%, 07/25/69
(b) (c)
..... 103 103,659
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.77%,
08/25/47
(a)
....................... 81 74,280
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
....................... 6 5,227
Edenbrook Mortgage Funding plc, Series 2024-1,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.95%), 6.17%, 03/22/57
(a) (d)
. GBP 99 136,309
Ellington Financial Mortgage Trust
(b)(c)
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69 ...................... USD 181 181,689
Series 2025-INV1, Class A1, 5.63%, 03/25/70 249 249,699
Series 2025-INV2, Class A1, 5.39%, 05/26/70 308 308,335
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b)
............... 89 87,265
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.40%, 03/25/36
(a)
.................. 11 10,394
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.78%, 01/25/35 ................. 25 22,228
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.78%, 03/25/35 ................. 29 27,080
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 4.78%, 01/25/36 ....... 24 19,016
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... 1 1,727
HarborView Mortgage Loan Trust, Series 2007-4,
Class 2A2, (1-mo. CME Term SOFR at 0.00%
Floor and 10.00% Cap + 0.61%), 4.68%,
07/19/47
(a)
....................... 72 67,167
Homes Trust, Series 2024-NQM2, Class A1,
5.72%, 10/25/69
(b) (c)
................. 601 603,762
HOMES Trust, Series 2025-NQM2, Class A1,
5.42%, 02/25/70
(b) (c)
................. 519 520,239
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
..... 84 83,107

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Impac Secured Assets Trust, Series 2006-3,
Class A1, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.77%, 11/25/36
(a)
....... USD 41 $ 37,013
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR41, Class A3, (1-mo. CME
Term SOFR at 0.36% Floor and 11.00%
Cap + 0.47%), 4.79%, 02/25/37 ....... 36 33,462
Series 2007-AR19, Class 3A1, 4.01%,
09/25/37 ...................... 62 40,427
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.91%, 08/25/37 ................. 67 61,543
J.P. Morgan Mortgage Trust
(a)(b)
Series 2024-VIS1, Class B2, 8.07%, 07/25/64 150 148,215
Series 2024-VIS2, Class B1, 7.72%, 11/25/64 133 133,290
Series 2025-NQM2, Class A1, 5.57%,
09/25/65 ...................... 600 601,655
Series 2025-VIS1, Class M1, 6.41%, 08/25/55 250 250,443
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 4.26%, 08/25/37
(a) (b)
.......... 13 4,110
Merrill Lynch Alternative Note Asset Trust, Series
2007-OAR2, Class A2, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.85%,
04/25/37
(a)
....................... 76 59,586
MFA Trust, Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(b) (c)
...................... 224 224,722
Miltonia Mortgage Finance SRL,  Class B, (3-mo.
EURIBOR at 0.00% Floor + 1.30%), 3.46%,
04/28/62
(a) (d)
...................... EUR 100 116,136
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2025-NQM1, Class A1, 5.74%,
11/25/69 ...................... USD 356 357,953
Series 2025-NQM1, Class M1, 6.50%,
11/25/69 ...................... 440 441,798
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. SOFR +
0.45%), 4.78%, 04/16/36
(a) (b)
........... 128 125,793
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
25 24,927
Series 2024-NQM3, Class B1, 7.17%,
11/25/64
(a)
..................... 170 167,048
Series 2025-NQM1, Class A1, 0.00%,
01/25/65
(c)
..................... 242 243,471
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 100 100,857
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 5.27%,
06/25/37
(a)
....................... 8 6,973
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................. 94 93,812
OBX Trust, Series 2025-NQM3, Class A1, 5.65%,
12/01/64
(b) (c)
...................... 232 233,403
PRKCM Trust, Series 2023-AFC1, Class B1,
7.44%, 02/25/58
(a) (b)
................. 498 500,143
PRPM Trust
(b)
Series 2024-NQM1, Class B1, 7.48%,
12/25/68
(a)
..................... 148 147,439
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
..................... 204 205,611
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 100 101,609
Series 2025-NQM2, Class A1, 5.69%,
04/25/70
(c)
..................... 533 535,941
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a) (b)
.......... USD 100 $ 100,748
RALI Trust, Series 2007-QH9, Class A1, 6.10%,
11/25/37
(a)
....................... 19 15,883
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (c)
............. 103 102,915
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.83%,
09/25/35
(a) (b)
...................... 2 1,481
RFMSI Trust, Series 2006-SA4, Class 2A1,
5.54%, 11/25/36
(a)
.................. 42 34,228
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM2, Class A1, 5.73%,
02/25/65
(b) (c)
...................... 133 133,962
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 4.08%, 04/25/36
(a)
. 34 17,843
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.81%, 06/25/36 ....... 49 42,283
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 4.85%, 05/25/46 ....... 28 19,535
Toorak Mortgage Trust, Series 2024-2, Class A1,
6.33%, 10/25/31
(b) (c)
................. 100 99,794
Verus Securitization Trust
(a)(b)
Series 2023-2, Class B1, 7.47%, 03/25/68 .. 289 288,683
Series 2023-3, Class B1, 7.76%, 03/25/68 .. 100 100,183
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 30 28,639
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(c)
20 17,769
15,107,233
Commercial Mortgage-Backed Securities — 2.6%
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.90%,
06/15/30
(a) (b)
...................... 255 255,398
245 Park Avenue Trust, Series 2017-245P, Class
E, 3.78%, 06/05/37
(a) (b)
............... 200 186,951
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 6.15%,
09/15/34 ...................... 100 97,250
Series 2017-280P, Class E, (1-mo. CME Term
SOFR at 2.37% Floor + 2.42%), 6.73%,
09/15/34 ...................... 137 131,862
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.58%, 04/15/35
(a) (b)
...... 19 18,691
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29 350 356,888
Series 2024-ATRM, Class E, 9.52%, 11/10/29 72 73,800
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,440 1,490,741
Series 2024-MAR, Class B, 7.07%, 12/10/41 223 233,030
Series 2024-MAR, Class C, 7.77%, 12/10/41 546 569,716
BANK5, Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ......................... 17 17,809
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.11%, 05/15/35
(a) (b)
........... 293 293,237

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
01/25/36 ...................... USD 18 $ 17,145
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 5.11%,
01/25/36 ...................... 13 12,545
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.97%,
04/25/36 ...................... 4 4,077
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.81%,
10/25/36 ...................... 6 5,383
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
10/25/36 ...................... 5 4,483
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.52%), 4.84%,
07/25/37 ...................... 13 11,841
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.11%,
09/25/37 ...................... 56 52,599
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 5.23%, 03/15/37
(a) (b)
...... 35 33,081
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 35 34,167
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
11/15/41 ...................... 160 160,200
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.95%,
11/15/41 ...................... 104 103,891
BHMS, Series 2018-ATLS, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%), 5.86%,
07/15/35
(a) (b)
...................... 140 139,927
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.65%, 03/15/41
(a) (b)
. 95 95,001
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.23%, 08/15/41
(a) (b)
. 100 100,250
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 5.39%, 11/05/39
(a) (b)
...... 100 101,285
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 101 105,176
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... 30 30,455
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
................ 105 96,034
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.07%,
12/09/40 ...................... 90 90,470
Series 2023-XL3, Class D, (1-mo. CME Term
SOFR at 3.59% Floor + 3.59%), 7.90%,
12/09/40 ...................... 124 124,235
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
08/15/39 ...................... 115 114,975
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.60%, 12/15/39 ................. 216 215,876
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.95%, 05/15/41 ................. USD 644 $ 644,877
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.65%, 11/15/41 . CAD 60 44,517
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.76%, 04/15/40 ................. USD 140 139,956
BX Trust
(a)(b)
Series 2025-LIFE, Class A, 5.88%, 06/13/47 149 151,773
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.61%,
06/15/35 ...................... 66 66,014
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
03/15/42 ...................... 1,124 1,123,130
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 . 60 50,113
Series 2017-CC, Class E, 3.67%, 08/13/37 . 110 88,270
Series 2017-GM, Class D, 3.54%, 06/13/39 . 200 189,842
Series 2017-GM, Class E, 3.54%, 06/13/39 . 50 46,968
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.20%,
07/15/41
(a) (b)
...................... 311 311,389
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 4.56%,
05/22/34
(a) (b)
...................... EUR 347 409,190
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 02/10/50 ................... USD 30 28,875
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ...... 10 9,948
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a) (b)
...................... 126 117,518
Commercial Mortgage Trust, Series 2024-CBM,
Class A2, 5.87%, 12/10/41
(a) (b)
.......... 160 162,716
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.00%), 5.31%,
12/15/30
(a)
..................... 34 33,559
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 94,199
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.92%, 11/10/41
(a) (b)
...... 370 369,701
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 848 866,908
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.76%,
12/15/39 ...................... 525 524,868
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.96%, 12/15/39 ................. 155 154,832
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.12%, 08/15/39
(a) (b)
................. 573 574,742
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%, 05/10/34 85 73,908
Series 2023-SHIP, Class E, 7.68%, 09/10/38
(a)
64 64,390
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class C, (1-mo. CME Term SOFR at
2.44% Floor + 2.44%), 6.75%, 05/15/37
(a) (b)
. 406 405,746
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
....................... 70 59,500
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 11/15/41
(a) (b)
........... 220 219,874

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2024-IGLG, Class A, 5.35%, 11/09/39 USD 360 $ 362,769
Series 2024-IGLG, Class D, 6.70%, 11/09/39 100 99,913
Series 2024-IGLG, Class E, 7.50%, 11/09/39 305 304,404
Series 2024-IGLG, Class F, 8.49%, 11/09/39 261 259,142
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 12/15/39
(a) (b)
. 650 648,746
KSL Trust
(a)(b)
  (1-mo. CME Term SOFR + 1.89%), 6.20%,
06/15/30 ...................... 126 128,483
  (1-mo. CME Term SOFR + 4.09%), 8.40%,
06/15/30 ...................... 18 18,143
Last Mile Logistics Pan Euro Finance DAC,
Series 1X, Class E, (3-mo. EURIBOR at
2.70% Floor + 2.70%), 4.83%, 08/17/33
(a) (d)
. EUR 115 133,678
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.48%, 08/17/31
(a) (d)
........... 203 239,146
MCR Mortgage Trust, Series 2024-HF1, Class
A, (1-mo. CME Term SOFR at 1.79% Floor +
1.79%), 6.10%, 12/15/41
(a) (b)
........... USD 138 138,086
MIC Trust (The), Series 2023, Class A, 8.73%,
12/05/38
(a) (b)
...................... 70 76,331
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.30%, 08/15/29
(a) (b)
................. 100 100,528
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 4.08%, 05/10/39
(a) (b)
........... 190 142,644
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 12/15/39
(a) (b)
................. 630 629,803
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.59%,
08/19/35
(a) (b)
...................... 95 95,200
ROCK Trust
(b)
Series 2024-CNTR, Class A, 5.39%, 11/13/41 113 115,597
Series 2024-CNTR, Class E, 8.82%, 11/13/41 213 224,093
Sage AR Funding
(a)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.64%, 05/17/37
(d)
................ GBP 100 138,108
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
8.14%, 05/17/37
(d)
................ 100 138,063
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/41
(a) (b)
........... USD 100 100,062
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 11/15/34 ................. 150 150,971
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
8.50%, 11/15/34 ................. 151 150,593
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
9.50%, 11/15/34 ................. 125 124,297
Taurus UK DAC
(a)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 6.24%, 02/18/35
(d)
.......... GBP 99 135,350
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.74%, 02/18/35
(d)
.......... 105 142,635
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 7.44%, 02/18/35
(d)
.......... GBP 216 $ 296,644
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.55%, 12/15/39
(a) (b)
. USD 439 438,863
TTAN MHC
(a)(b)
Series 2021-MHC, Class E, (1-mo. CME Term
SOFR at 2.40% Floor + 2.51%), 6.83%,
03/15/38 ...................... 442 442,477
Series 2021-MHC, Class F, (1-mo. CME Term
SOFR at 2.90% Floor + 3.01%), 7.33%,
03/15/38 ...................... 229 229,390
UK Logistics DAC
(a)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.89%, 05/17/34
(d)
................ GBP 100 137,539
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
7.34%, 02/17/35
(d)
................ 100 138,250
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.26%, 05/17/35
(d)
................ 241 330,807
VEGAS, Series 2024-GCS, Class C, 6.42%,
07/10/36
(a) (b)
...................... USD 640 630,328
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.42%, 07/10/36
(a)
1,450 1,368,767
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 110 111,471
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 .. 52 48,280
Series 2017-2, Class M4, 5.00%, 11/25/47 .. 26 23,515
Series 2024-1, Class A, 6.55%, 01/25/54 ... 140 141,705
Series 2024-5, Class A, 5.49%, 10/25/54 ... 88 87,864
Series 2024-5, Class M3, 6.76%, 10/25/54 .. 99 97,795
Series 2024-6, Class M2, 6.55%, 12/25/54 .. 99 99,107
Series 2024-6, Class M3, 6.92%, 12/25/54 .. 182 181,912
Series 2024-6, Class M4, 9.67%, 12/25/54 .. 99 98,889
Series 2025-1, Class M1, 6.68%, 02/25/55 .. 899 909,529
Series 2025-1, Class M3, 7.33%, 02/25/55 .. 106 106,697
23,122,406
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
....................... 15,000 217
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.73%, 02/15/50 ................... 1,000 8,065
BBCMS Trust, Series 2015-SRCH, Class XA,
1.01%, 08/10/35
(b)
.................. 880 11,727
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.78%, 01/15/52 . 4,438 75,396
Series 2019-B9, Class XA, 1.18%, 03/15/52 . 967 29,010
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.86%, 05/10/58 ..... 170 669
Commercial Mortgage Trust, Series 2015-CR25,
Class XA, 0.86%, 08/10/48 ............ 55 1
CSAIL Commercial Mortgage Trust, Series 2017-
CX10, Class XB, 0.32%, 11/15/50 ....... 1,430 8,581
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 900 6,007
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.55%, 09/15/47 72 1
Series 2014-C23, Class XA, 0.51%, 09/15/47 148 1

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
USD 1,800 $ 14,347
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.38%, 12/15/47 130 1,467
Series 2015-C26, Class XD, 1.39%, 10/15/48 120 949
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.74%,
03/15/49
(b)
..................... 1,000 21,894
Series 2017-H1, Class XD, 2.29%, 06/15/50
(b)
110 3,929
Series 2019-L2, Class XA, 1.16%, 03/15/52 . 348 10,527
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 1,562 4,864
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ...................... 312 817
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.38%, 08/15/49
(b)
.. 1,000 12,172
210,641
Total Non-Agency Mortgage-Backed Securities — 4 .3%
(Cost: $ 38,797,746 ) ............................... 38,440,280
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(f)(g)(j)
Lehman Brothers Holdings, Inc. ........... 1,025 —
Lehman Brothers Holdings, Inc., Capital Trust VII 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(l)
........ 2 115,600
Electric Utilities — 0.0%
Edison International , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00%
(a) (i)
........... 80 69,155
Total Preferred Securities — 0.0%
(Cost: $ 156,174 ) ................................. 184,755
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
(a)
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-1 , Class BX ,
3.49% , 05/25/57 ................... 18 8,179
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.66% , 01/25/55 ........... 2,582 2,587,446
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.71% , 03/25/55 ........... 6,096 6,111,272
8,706,897
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.45% , 11/25/32
(a)
.................. USD 90 $ 87,792
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 1,155 192,640
Series 2021-78 , Class IP , 3.00% , 05/20/51 .. 1,429 241,201
Series 2021-83 , Class PI , 3.00% , 05/20/51 . 1,218 207,610
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 1,405 233,750
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 957 162,651
Series 2022-85 , Class IK , 3.00% , 05/20/51 . 909 156,247
1,194,099
Mortgage-Backed Securities — 45.4%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 137 132,800
3.00% , 09/01/27 - 12/01/46 ............ 617 563,036
3.50% , 02/01/31 - 01/01/48 ............ 1,169 1,107,690
4.00% , 08/01/40 - 12/01/45 ............ 100 95,986
4.50% , 02/01/39 - 04/01/49 ............ 1,812 1,771,995
5.00% , 10/01/41 - 11/01/48 ............ 76 76,475
5.50% , 02/01/35 - 06/01/41 ............ 66 68,235
Federal National Mortgage Association
4.00% , 01/01/41 ................... 6 5,326
6.00% , 07/01/39 ................... 53 54,772
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 4,082 3,325,792
2.00% , 07/15/55
(q)
.................. 5,500 4,478,101
2.50% , 04/20/51 - 01/20/53 ............ 6,240 5,304,405
2.50% , 07/15/55
(q)
.................. 3,394 2,882,997
3.00% , 02/15/45 - 01/20/52 ............ 4,204 3,726,008
3.00% , 07/15/55
(q)
.................. 2,767 2,447,022
3.50% , 01/15/42 - 05/20/52 ............ 2,917 2,709,966
3.50% , 07/15/55 - 08/15/55
(q)
........... 3,456 3,136,428
4.00% , 04/20/39 - 12/20/52 ............ 2,208 2,077,225
4.00% , 07/15/55 - 08/15/55
(q)
........... 2,653 2,466,159
4.50% , 12/20/39 - 07/20/49 ............ 551 537,322
4.50% , 07/15/55
(q)
.................. 3,732 3,571,740
5.00% , 12/15/38 - 07/20/44 ............ 47 47,461
5.00% , 07/15/55
(q)
.................. 5,373 5,277,077
5.50% , 07/15/55
(q)
.................. 6,007 6,014,883
6.00% , 07/15/55
(q)
.................. 3,780 3,835,216
6.50% , 07/15/55
(q)
.................. 1,838 1,886,761
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 11,195 9,170,872
1.50% , 07/25/40
(q)
.................. 179 159,031
2.00% , 10/01/31 - 03/01/52 ............ 42,953 35,201,447
2.00% , 07/25/40 - 07/25/55
(q)
........... 6,443 5,187,849
2.50% , 09/01/27 - 04/01/52
(r)
........... 33,495 28,416,152
2.50% , 07/25/40
(q)
.................. 909 848,518
3.00% , 04/01/28 - 08/01/52 ............ 14,365 12,818,196
3.00% , 07/25/40 - 07/25/55
(q)
........... 4,262 3,706,032
3.50% , 03/01/29 - 01/01/51 ............ 8,874 8,143,141
3.50% , 07/25/40 - 08/25/55
(q)
........... 5,267 4,742,821
4.00% , 08/01/31 - 06/01/52 ............ 8,048 7,623,743
4.00% , 07/25/40 - 07/25/55
(q)
........... 2,649 2,479,121
4.50% , 07/01/25 - 08/01/52 ............ 5,700 5,564,661
4.50% , 07/25/40 - 07/25/55
(q)
........... 20,469 19,628,965
5.00% , 02/01/35 - 11/01/53 ............ 7,259 7,173,099
5.00% , 07/25/55
(q)
.................. 12,486 12,235,033
5.50% , 02/01/35 - 08/01/53
(r)
........... 8,832 8,877,253
5.50% , 07/25/55
(q)
.................. 87,990 87,969,870
6.00% , 04/01/35 - 08/01/53 ............ 6,792 6,948,787
6.00% , 07/25/55
(q)
.................. 71,301 72,450,575
6.50% , 05/01/40 - 07/01/54 ............ 4,823 4,999,925

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 07/25/55 - 08/25/55
(q)
........... USD 4,490 $ 4,632,803
406,578,772
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (k)
........... 110 16,599
Total U.S. Government Sponsored Agency Securities — 46 .5%
(Cost: $ 427,145,661 ) .............................. 416,584,159
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 08/15/54 ............ 1,013 959,962
4.50% , 08/15/39 ................... 787 783,949
4.38% , 11/15/39 ................... 126 123,514
4.63% , 02/15/40 - 11/15/44 ............ 1,666 1,640,870
1.13% , 05/15/40 - 08/15/40 ............ 3,340 2,065,646
3.88% , 08/15/40 - 02/15/43 ............ 3,673 3,297,047
1.38% , 11/15/40 - 08/15/50 ............ 3,270 1,852,782
1.88% , 02/15/41 - 11/15/51 ............ 4,302 2,564,052
3.75% , 08/15/41 - 11/15/43 ............ 2,823 2,481,879
2.38% , 02/15/42 - 05/15/51 ............ 4,077 2,703,545
3.00% , 05/15/42 - 08/15/52 ............ 11,359 8,414,944
3.13% , 02/15/43 - 05/15/48 ............ 3,733 2,903,170
3.63% , 08/15/43 - 05/15/53 ............ 8,131 6,729,467
4.13% , 08/15/44 - 08/15/53 ............ 2,962 2,700,028
2.50% , 02/15/45 ................... 4,241 2,985,598
2.75% , 11/15/47 ................... 4,241 3,015,749
2.88% , 05/15/49 ................... 1,688 1,211,733
2.25% , 08/15/49 - 02/15/52 ............ 3,782 2,370,026
1.63% , 11/15/50 ................... 1,536 809,115
2.00% , 08/15/51 ................... 1,600 922,437
4.75% , 11/15/53 - 05/15/55 ............ 11,491 11,413,319
U.S. Treasury Notes
4.63% , 03/15/26 ................... 4,396 4,411,498
4.50% , 07/15/26 - 12/31/31 ............ 6,585 6,694,234
0.63% , 07/31/26 ................... 4,195 4,046,835
2.00% , 11/15/26 ................... 1,145 1,116,420
4.38% , 12/15/26 - 01/31/32 ............ 16,396 16,705,476
4.00% , 01/15/27 - 02/15/34 ............ 8,733 8,740,429
4.25% , 03/15/27 - 05/15/35 ............ 19,227 19,331,178
2.38% , 05/15/27 - 03/31/29 ............ 3,179 3,056,118
0.50% , 05/31/27 - 08/31/27 ............ 6,916 6,473,380
2.25% , 08/15/27 ................... 3,228 3,131,160
0.38% , 09/30/27 ................... 1,674 1,553,871
4.13% , 10/31/27 - 10/31/29 ............ 11,237 11,384,598
3.88% , 11/30/27 ................... 6,058 6,080,689
1.25% , 03/31/28 - 09/30/28 ............ 9,963 9,267,842
1.13% , 08/31/28 ................... 1,981 1,829,175
1.50% , 11/30/28 - 02/15/30 ............ 947 858,626
3.75% , 12/31/28 - 05/31/30 ............ 7,018 7,012,784
1.75% , 01/31/29 ................... 62 57,922
1.88% , 02/28/29 - 02/15/32 ............ 177 159,534
2.88% , 04/30/29 - 05/15/32 ............ 3,632 3,496,638
3.25% , 06/30/29 ................... 2,310 2,267,378
3.50% , 01/31/30 ................... 4,228 4,178,783
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.88% , 10/31/30 ................... USD 3,810 $ 3,999,773
3.63% , 09/30/31 ................... 3,004 2,953,777
Total U.S. Treasury Obligations — 21 .3%
(Cost: $ 201,461,136 ) .............................. 190,756,950
Total Long-Term Investments — 124.0%
(Cost: $ 1,138,268,186 ) ............................ 1,109,936,274
Shares
Shares
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(o) (s)
................... 21,257,882 21,257,882
Total Short-Term Securities — 2 .4%
(Cost: $ 21,257,882 ) ............................... 21,257,882
Total Options Purchased — 0 .1%
( Cost: $ 1,364,255 ) ............................... 1,281,948
Total Investments Before Options Written and TBA Sale
Commitments — 126 .5%
(Cost: $ 1,160,890,323 ) ............................ 1,132,476,104
Total Options Written — (0.0) %
(Premium Received — $ (369,313) ) .................... (126,351)
Par (000)
Pa r (000)
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 6 .5 ) %
Government National Mortgage Association
3.50% , 07/15/55 ................... (900) (818,130)
4.00% , 07/15/55 ................... (1,057) (982,609)
4.50% , 07/15/55 ................... (34) (32,540)
5.00% , 07/15/55 ................... (42) (41,250)
5.50% , 07/15/55 ................... (45) (45,059)
Uniform Mortgage-Backed Securities
4.00% , 07/25/40 ................... (3) (2,934)
2.50% , 07/25/55 ................... (1,404) (1,163,543)
4.50% , 07/25/55 - 08/25/55 ............ (39,697) (37,961,345)
5.00% , 07/25/55 ................... (1,922) (1,883,368)
5.50% , 07/25/55 ................... (2,940) (2,939,327)
6.00% , 07/25/55 ................... (7,537) (7,658,518)
6.50% , 07/25/55 ................... (2,087) (2,154,779)
3.00% , 08/25/55 ................... (2,900) (2,508,454)
Total TBA Sale Commitments — ( 6 .5 ) %
(Proceeds: $ (57,711,143) ) .......................... (58,191,856)
Total Investments Net of Options Written and TBA Sale
Commitments — 120 .0%
(Cost: $ 1,102,809,867 ) ............................ 1,074,157,897
Liabilities in Excess of Other Assets — (20.0) % ............ (179,053,569)
Net Assets — 100.0% ...............................
$ 895,104,328
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
21
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(e)
Rounds to less than 1,000.
(f)
Non-income producing security.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Zero-coupon bond.
(l)
Convertible security.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $555,128, representing 0.06% of its net assets as of period end, and an original cost of $560,000.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Represents or includes a TBA transaction.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 17,463,353 $ 3,794,529
(a)
$ — $ — $ — $ 21,257,882 21,257,882 $ 467,414 $ —
BlackRock Allocation Target
Shares - BATS Series A .. 136,448,663 — — — 1,152,681 137,601,344 14,408,518 4,081,947 —
$ — $ 1,152,681 $ 158,859,226 $ 4,549,361 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
22
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 73 09/08/25 $ 10,119 $ (12,113)
U.S. Treasury 10-Year Note ................................................... 13 09/19/25 1,458 1,263
U.S. Treasury Long Bond ..................................................... 222 09/19/25 25,606 599,748
U.S. Treasury 2-Year Note .................................................... 1,006 09/30/25 209,295 710,802
U.S. Treasury 5-Year Note .................................................... 340 09/30/25 37,065 266,445
3-mo. SOFR ............................................................. 545 03/17/26 131,256 90,540
1,656,685
Short Contracts
Euro-Buxl ............................................................... 21 09/08/25 2,937 37,185
Australia 10-Year Bond ...................................................... 32 09/15/25 2,414 (22,681)
Russell 2000 E-Mini Index .................................................... 11 09/19/25 1,205 (40,356)
S&P 500 E-Mini Index ....................................................... 9 09/19/25 2,814 (95,924)
U.S. Treasury 10-Year Ultra Note ............................................... 755 09/19/25 86,259 (1,721,998)
U.S. Treasury Ultra Bond ..................................................... 37 09/19/25 4,402 (51,464)
(1,895,238)
$ (238,553)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 4,053,758 USD 1,076,545 State Street Bank and Trust Co. 07/11/25 $ 47,895
EUR 152 USD 173 Barclays Bank plc 07/16/25 7
EUR 34,919 USD 39,732 BNP Paribas SA 07/16/25 1,442
CZK 14,389,847 USD 656,077 State Street Bank and Trust Co. 07/22/25 29,919
TRY 1,871,540 USD 44,000 Barclays Bank plc 07/31/25 1,813
PEN 401,100 USD 109,411 Citibank NA 08/04/25 3,717
TRY 1,690,000 USD 38,308 UBS AG 09/03/25 1,754
NGN 55,846,784 USD 35,168 Citibank NA 09/04/25 318
NGN 28,909,650 USD 17,521 Morgan Stanley & Co. International plc 09/04/25 849
BRL 10,817,212 USD 1,908,807 Barclays Bank plc 09/17/25 43,507
BRL 1,247,741 USD 220,800 Citibank NA 09/17/25 4,395
CZK 1,984,000 USD 92,932 State Street Bank and Trust Co. 09/17/25 1,817
GBP 2,213,000 USD 3,031,609 Natwest Markets plc 09/17/25 7,597
HUF 8,483,000 USD 24,358 Morgan Stanley & Co. International plc 09/17/25 543
MXN 16,814,969 USD 883,000 Goldman Sachs International 09/17/25 5,680
MXN 16,705,036 USD 873,726 JPMorgan Chase Bank NA 09/17/25 9,144
USD 998,063 COP 4,104,023,000 JPMorgan Chase Bank NA 09/17/25 4,352
USD 3,369,672 JPY 478,781,000 JPMorgan Chase Bank NA 09/17/25 15,418
USD 350,134 JPY 49,930,000 Royal Bank of Canada 09/17/25 333
TRY 2,046,480 USD 44,000 UBS AG 10/24/25 2,477
182,977
USD 173,300 PLN 656,365 Natwest Markets plc 07/11/25 (8,764)
USD 873,737 PLN 3,397,393 Toronto Dominion Bank 07/11/25 (68,638)
USD 39,621 EUR 34,788 Deutsche Bank AG 07/16/25 (1,398)
USD 321 EUR 283 UBS AG 07/16/25 (12)
USD 425,668 CZK 9,345,928 HSBC Bank plc 07/22/25 (19,873)
USD 229,671 CZK 5,043,918 Toronto Dominion Bank 07/22/25 (10,784)
USD 44,000 TRY 1,931,160 Barclays Bank plc 07/31/25 (3,272)
USD 108,941 PEN 401,100 Citibank NA 08/04/25 (4,187)
USD 37,877 TRY 1,690,000 Barclays Bank plc 09/03/25 (2,184)
USD 52,689 NGN 91,468,104 Morgan Stanley & Co. International plc 09/04/25 (5,431)
USD 3,691,265 BRL 20,918,400 Barclays Bank plc 09/17/25 (84,134)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
23
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 362,691 BRL 2,050,000 JPMorgan Chase Bank NA 09/17/25 $ (7,297)
USD 353,464 COP 1,487,448,000 JPMorgan Chase Bank NA 09/17/25 (6,693)
USD 17,312,940 EUR 14,876,622 Deutsche Bank AG 09/17/25 (302,414)
USD 128,786 EUR 112,602 HSBC Bank plc 09/17/25 (4,545)
USD 97,844 EUR 83,897 Standard Chartered Bank 09/17/25 (1,498)
USD 209,141 EUR 179,206 State Street Bank and Trust Co. 09/17/25 (3,056)
USD 97,844 EUR 83,897 Toronto Dominion Bank 09/17/25 (1,498)
USD 6,873,459 GBP 5,062,900 Morgan Stanley & Co. International plc 09/17/25 (79,635)
USD 271,517 GBP 199,601 Natwest Markets plc 09/17/25 (2,604)
USD 628,838 IDR 10,228,674,000 Deutsche Bank AG 09/17/25 (2,752)
USD 44,000 TRY 2,066,570 Barclays Bank plc 10/24/25 (2,934)
(623,603)
$ (440,626)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 07/24/25 CAD 1.34 CAD 1.34 USD 18 $ 1,910
USD Currency ............... Up and In Barclays Bank plc 11/20/25 JPY 150.00 JPY 155.00 USD 9,381 14,124
$ 16,034
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Russell 2000 E-Mini Index ...................... 13 07/18/25 USD 2,000.00 USD 2,828 $ 4,550
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Barclays Bank plc 07/15/25 USD 1.02 EUR 308 $ —
EUR Currency ........................... UBS AG 07/15/25 USD 1.06 EUR 205 —
USD Currency ........................... Morgan Stanley & Co. International plc 08/14/25 MXN 19.10 USD 13,257 296,960
$ —
$ 296,960
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 % USD 1,605 $ 102,577
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 1,605 103,487
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 929 43,455
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 2,268 98,845
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Citibank NA 04/12/27 4 .05 USD 893 43,709

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
24
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.01% Annual Deutsche Bank AG 04/14/27 4 .01 % USD 448 $ 21,151
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Goldman Sachs
International 06/04/27 4 .00 USD 3,697 173,475
586,699
Put
30-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual
Goldman Sachs
International 08/13/25 4 .35 USD 12,736 25,937
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 1,605 32,924
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 1,605 33,285
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 929 30,568
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 2,268 79,861
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Citibank NA 04/12/27 4 .05 USD 893 28,573
10-Year Interest Rate Swap
(a)
4.01% Annual 1-day SOFR Annual Deutsche Bank AG 04/14/27 4 .01 USD 448 14,902
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/27 4 .00 USD 3,697 131,655
377,705
$ 964,404
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch Barclays Bank plc 07/24/25 CAD 1.34 USD 1.34 USD 18 $ (1,910)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Russell 2000 E-Mini Index ....................... 13 07/18/25 USD 1,900.00 USD 2,828 $ (1,690)
3-mo. SOFR ................................ 369 10/10/25 USD 96.00 USD 92,250 (41,513)
$ (43,203)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. UBS AG 07/15/25 USD 1.06 EUR 205 $ —
EUR Currency ............................. UBS AG 07/15/25 USD 1.02 EUR 308 —
USD Currency ............................. Morgan Stanley & Co. International plc 08/14/25 MXN 18.50 USD 13,257 (71,314)
–
$ (71,314)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
25
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Annual
Goldman Sachs
International 08/13/25 4 .03 % USD 49,057 $ (9,924)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 37,604 $ 2,886,072 $ 1,862,379 $ 1,023,693
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 4.27% At Termination 07/30/25
(a)
09/17/25 USD 678,727 $ 2,394 $ — $ 2,394
1-day EFFR At Termination 4.29% At Termination 07/30/25
(a)
09/17/25 USD 339,313 8,058 — 8,058
1-day EFFR At Termination 4.31% At Termination 07/30/25
(a)
09/17/25 USD 340,078 17,016 — 17,016
1-day EFFR At Termination 4.31% At Termination 07/30/25
(a)
09/17/25 USD 338,302 17,383 — 17,383
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 16,222 (31,402) — (31,402)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 12,449 (11,840) — (11,840)
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 12,449 22,382 7,833 14,549
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 16,222 32,408 — 32,408
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 1,158,898 (16,122) — (16,122)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,836,038 (45,097) — (45,097)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,627,337 (40,329) — (40,329)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 1,124,830 10,067 — 10,067
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 1,111,832 10,102 — 10,102
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 887,866 7,749 — 7,749
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 1,791 119,157 — 119,157
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,791 112,508 — 112,508
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,762 107,542 — 107,542
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 895 54,785 — 54,785
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 376 28,084 — 28,084
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 1,455 77,160 (2,900) 80,060
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 373 29,940 — 29,940
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 362 29,045 — 29,045
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 254 (19,599) — (19,599)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 190 (20,456) (904) (19,552)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 220 (27,779) — (27,779)
$ 473,156 $ 4,029 $ 469,127
(a)
Forward swap.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
26
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 1,421 $ 2,324 $ 201 $ 2,123
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 1,421 2,054 160 1,894
2.73% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,960 (2,197) — (2,197)
2.79% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,838 (10,021) — (10,021)
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 1,961 (11,157) — (11,157)
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,838 (16,399) — (16,399)
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 1,419 (8,290) — (8,290)
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 1,419 (8,326) — (8,326)
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,838 (21,562) — (21,562)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,136 1,875 (206) 2,081
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,136 1,599 (165) 1,764
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,290 412 — 412
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,271 (8,393) — (8,393)
2.65% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,514 (6,115) — (6,115)
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,486 (7,561) — (7,561)
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,136 (6,585) — (6,585)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,271 (13,554) — (13,554)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,135 (6,635) — (6,635)
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,271 (17,555) — (17,555)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,654 3,409 — 3,409
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 1,307 1,618 — 1,618
$ (131,059) $ (10) $ (131,049)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 1,712 $ (49,708) $ (42,638) $ (7,070)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 870 (26,165) (22,136) (4,029)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 849 (24,478) (20,501) (3,977)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 71 (53) 988 (1,041)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 (2) 32 (34)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,365 384 981

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
27
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.AAA .......... 0 .50 % Monthly Deutsche Bank AG 05/11/63 USD — $ — $ (104) $ 104
$ – $ – $ –
$ (99,041) $ (83,975) $ (15,066)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,365) $ (800) $ (565)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (1,883) (717) (1,166)
$ (3,248) $ (1,517) $ (1,731)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly BNP Paribas SA 09/20/25 USD 509 $ (5,467) $ 5,029 $ (10,496)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .05
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,870,573 $ (4,175) $ 1,717,841 $ (356,070) $ —
OTC Swaps ..................................................... 6,433 (86,896) 1,085 (28,378) —
Options Written ................................................... N/A N/A 280,510 (37,548) (126,351)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
28
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,705,983 $ — $ 1,705,983
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 182,977 — — 182,977
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — 4,550 312,994 964,404 — 1,281,948
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,023,693 — — 680,847 13,301 1,717,841
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 2,489 — — 5,029 — 7,518
$ — $ 1,026,182 $ 4,550 $ 495,971 $ 3,356,263 $ 13,301 $ 4,896,267
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 136,280 $ — $ 1,808,256 $ — $ 1,944,536
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 623,603 — — 623,603
Options written
(b)
Options written at value ..................... — — 1,690 73,224 51,437 — 126,351
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 211,720 144,350 356,070
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 104,778 — — 10,496 — 115,274
$ — $ 104,778 $ 137,970 $ 696,827 $ 2,081,909 $ 144,350 $ 3,165,834
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (563,365) $ — $ (159,977) $ — $ (723,342)
Forward foreign currency exchange contracts .... — — — (1,558,166) — — (1,558,166)
Options purchased
(a)
..................... — (4,088) (7,202) (422,711) (1,027,106) — (1,461,107)
Options written ........................ — 2,211 (22,332) 392,219 216,068 — 588,166
Swaps .............................. — (104,708) — — (279,702) (114,187) (498,597)
$ — $ (106,585) $ (592,899) $ (1,588,658) $ (1,250,717) $ (114,187) $ (3,653,046)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (136,280) $ — $ 1,833,553 $ — $ 1,697,273
Forward foreign currency exchange contracts .... — — — (937,221) — — (937,221)
Options purchased
(b)
..................... — — (38,495) 162,452 397,683 29,372 551,012
Options written ........................ — — 19,907 (37,378) 162,803 — 145,332
Swaps .............................. — 853,079 — — 1,071,293 (131,049) 1,793,323
$ — $ 853,079 $ (154,868) $ (812,147) $ 3,465,332 $ (101,677) $ 3,249,719
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
29
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 308,273,934
Average notional value of contracts — short ................................................................................. 61,166,657
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 32,176,057
Average amounts sold — in USD ........................................................................................ 8,048,951
Options
Average value of option contracts purchased ................................................................................ 250,631
Average value of option contracts written ................................................................................... 90,892
Average notional value of swaption contracts purchased ......................................................................... 185,167,126
Average notional value of swaption contracts written ........................................................................... 185,434,454
Credit default swaps
Average notional value — buy protection ................................................................................... 4,135,415
Average notional value — sell protection ................................................................................... 37,696,882
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 97,002,959
Average notional value — receives fixed rate ................................................................................ 879,675,012
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 35,112,715
Total return swaps
Average notional value ............................................................................................... 254,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 374,707 $ 413,622
Forward f oreign currency exchange contracts ................................................................. 182,977 623,603
Options
(a) (b)
........................................................................................ 1,281,948 126,351
Swaps — centrally cleared .............................................................................. 283,162 —
Swaps — OTC
(c)
..................................................................................... 7,518 115,274
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,130,312 $ 1,278,850
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(662,419) (456,825)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,467,893 $ 822,025
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 59,451 $ (59,451) $ — $ — $ —
BNP Paribas SA ................................. 80,494 (10,496) — — 69,998
Citibank NA .................................... 80,712 (4,187) — (10,000) 66,525
Deutsche Bank AG ............................... 308,430 (308,033) — — 397
Goldman Sachs International ........................ 336,747 (60,567) — — 276,180
JPMorgan Chase Bank NA .......................... 28,914 (13,990) — — 14,924
Morgan Stanley & Co. International plc .................. 481,353 (157,455) — — 323,898
Natwest Markets plc .............................. 7,597 (7,597) — — —
Royal Bank of Canada ............................. 333 — — — 333
State Street Bank and Trust Co. ...................... 79,631 (3,056) — — 76,575
UBS AG ...................................... 4,231 (12) — — 4,219
$ 1,467,893 $ (624,844) $ — $ (10,000) $ 833,049

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
30
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 49,708 $ — $ — $ — $ 49,708
Barclays Bank plc ................................ 94,434 (59,451) — — 34,983
BNP Paribas SA ................................. 10,496 (10,496) — — —
Citibank NA .................................... 4,187 (4,187) — — —
Deutsche Bank AG ............................... 308,033 (308,033) — — —
Goldman Sachs International ........................ 60,567 (60,567) — — —
HSBC Bank plc .................................. 24,418 — — — 24,418
JPMorgan Chase Bank NA .......................... 13,990 (13,990) — — —
JPMorgan Securities LLC ........................... 1,883 — — — 1,883
Morgan Stanley & Co. International plc .................. 157,455 (157,455) — — —
Natwest Markets plc .............................. 11,368 (7,597) — — 3,771
Standard Chartered Bank ........................... 1,498 — — — 1,498
State Street Bank and Trust Co. ...................... 3,056 (3,056) — — —
Toronto Dominion Bank ............................ 80,920 — — — 80,920
UBS AG ...................................... 12 (12) — — —
$ 822,025 $ (624,844) $ — $ — $ 197,181
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 36,260,786 $ — $ 36,260,786
Common Stocks
Banks ............................................... 1,023,380 — — 1,023,380
Broadline Retail ........................................ — 78,796 — 78,796
Commercial Services & Supplies ............................. — — 2,408 2,408
Communications Equipment ................................ 67,946 — — 67,946
Diversified Telecommunication Services ........................ 130,533 — — 130,533
Electrical Equipment ..................................... 144,458 — — 144,458
Energy Equipment & Services .............................. 539,459 — — 539,459
Entertainment ......................................... 193,078 — — 193,078
Hotels, Restaurants & Leisure .............................. 488,612 — — 488,612
Independent Power and Renewable Electricity Producers ............ 119,774 — — 119,774
Media ............................................... 46,448 — — 46,448
Metals & Mining ........................................ 104,066 — — 104,066
Mortgage Real Estate Investment Trusts (REITs) .................. 461,461 — — 461,461
Oil, Gas & Consumable Fuels ............................... 152,457 — — 152,457
Professional Services .................................... 171,692 — — 171,692
Residential REITs ....................................... 201,622 — — 201,622
Software ............................................. 61,908 — — 61,908
Corporate Bonds
Aerospace & Defense .................................... — 1,615,411 — 1,615,411
Automobile Components .................................. — 88,012 — 88,012
Banks ............................................... — 34,113,677 3,900 34,117,577
Biotechnology ......................................... — 706,082 — 706,082
Broadline Retail ........................................ — 1,175,748 — 1,175,748

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
Schedule of Investments
31
Level 1 Level 2 Level 3 Total
Capital Markets ........................................ $ — $ 22,252,389 $ 242,527 $ 22,494,916
Chemicals ............................................ — 740,416 — 740,416
Commercial Services & Supplies ............................. — 89,426 — 89,426
Construction & Engineering ................................ — 791,078 — 791,078
Construction Materials .................................... — 330,760 — 330,760
Consumer Finance ...................................... — 7,935,054 — 7,935,054
Containers & Packaging .................................. — 355,299 — 355,299
Diversified REITs ....................................... — 10,102,115 — 10,102,115
Diversified Telecommunication Services ........................ — 6,566,216 — 6,566,216
Electric Utilities ........................................ — 30,014,438 — 30,014,438
Energy Equipment & Services .............................. — 446,683 — 446,683
Entertainment ......................................... — 2,715,652 — 2,715,652
Financial Services ...................................... — 1,142,598 750,940 1,893,538
Ground Transportation ................................... — 70,016 — 70,016
Health Care Equipment & Supplies ........................... — 496,844 — 496,844
Health Care Providers & Services ............................ — 4,031,575 — 4,031,575
Hotel & Resort REITs .................................... — 819,625 — 819,625
Hotels, Restaurants & Leisure .............................. — 2,001,592 — 2,001,592
Household Durables ..................................... — 1,472,509 — 1,472,509
Insurance ............................................ — 83,649 — 83,649
Interactive Media & Services ............................... — 1,195,506 — 1,195,506
IT Services ........................................... — 2,957,633 — 2,957,633
Life Sciences Tools & Services .............................. — 43,982 — 43,982
Media ............................................... — 6,982,037 — 6,982,037
Metals & Mining ........................................ — 2,369,117 — 2,369,117
Multi-Utilities .......................................... — 579,815 — 579,815
Oil, Gas & Consumable Fuels ............................... — 62,724,265 443,095 63,167,360
Paper & Forest Products .................................. — 300,981 — 300,981
Passenger Airlines ...................................... — 560,631 — 560,631
Pharmaceuticals ....................................... — 378,510 — 378,510
Real Estate Management & Development ....................... — 267,347 — 267,347
Residential REITs ....................................... — 1,025,045 — 1,025,045
Semiconductors & Semiconductor Equipment .................... — 5,208,740 555,128 5,763,868
Software ............................................. — 6,927,254 — 6,927,254
Specialized REITs ...................................... — 5,383,881 — 5,383,881
Textiles, Apparel & Luxury Goods ............................ — 85,465 — 85,465
Tobacco ............................................. — 5,597,194 — 5,597,194
Transportation Infrastructure ............................... — 733,923 — 733,923
Wireless Telecommunication Services ......................... — 3,572,721 — 3,572,721
Fixed Rate Loan Interests ................................... — — 98,657 98,657
Floating Rate Loan Interests
Beverages ........................................... — — 185,037 185,037
Capital Markets ........................................ — — 93,232 93,232
Financial Services ...................................... — — 52,250 52,250
Hotels, Restaurants & Leisure .............................. — 414,683 — 414,683
Media ............................................... — 380,998 — 380,998
Oil, Gas & Consumable Fuels ............................... — 366,586 903,777 1,270,363
Foreign Agency Obligations ................................. — 8,647,288 — 8,647,288
Foreign Government Obligations .............................. — 29,999,381 — 29,999,381
Investment Companies .................................... 137,601,344 — — 137,601,344
Municipal Bonds ......................................... — 5,931,512 — 5,931,512
Non-Agency Mortgage-Backed Securities ........................ — 38,440,280 — 38,440,280
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 115,600 — — 115,600
Electric Utilities ........................................ — 69,155 — 69,155
U.S. Government Sponsored Agency Securities .................... — 416,584,159 — 416,584,159
U.S. Treasury Obligations ................................... — 190,756,950 — 190,756,950
Short-Term Securities
Money Market Funds ...................................... 21,257,882 — — 21,257,882
Options Purchased
Equity contracts .......................................... 4,550 — — 4,550
Foreign currency exchange contracts ........................... — 312,994 — 312,994
Interest rate contracts ...................................... — 964,404 — 964,404
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Total Return V.I. Fund
32
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (58,191,856) $ — $ (58,191,856)
$ 162,886,270 $ 908,067,027 $ 3,330,951 $ 1,074,284,248
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,024,778 $ — $ 1,024,778
Foreign currency exchange contracts ............................ — 182,977 — 182,977
Interest rate contracts ....................................... 1,705,983 680,847 — 2,386,830
Other contracts ........................................... — 13,301 — 13,301
Liabilities
Credit contracts ........................................... — (17,882) — (17,882)
Equity contracts ........................................... (137,970) — — (137,970)
Foreign currency exchange contracts ............................ — (696,827) — (696,827)
Interest rate contracts ....................................... (1,849,769) (232,140) — (2,081,909)
Other contracts ........................................... — (144,350) — (144,350)
$ (281,756) $ 810,704 $ — $ 528,948
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
33
Statement of Assets and Liabilities
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 973,616,878
Investments, at value — affiliated
(b)
.......................................................................................... 158,859,226
Cash ............................................................................................................. 81,101
Cash pledged: –
Futures contracts .................................................................................................... 2,177,050
Centrally cleared swaps ................................................................................................ 4,773,090
Foreign currency, at value
(c)
............................................................................................... 5,780,005
Receivables: –
Investments sold .................................................................................................... 3,657,278
TBA sale commitments ................................................................................................ 57,711,143
Capital shares sold ................................................................................................... 1,949,605
Dividends — unaffiliated ............................................................................................... 13,049
Dividends — affiliated ................................................................................................. 745,332
Interest — unaffiliated ................................................................................................. 6,801,955
Variation margin on futures contracts ....................................................................................... 374,707
Variation margin on centrally cleared swaps .................................................................................. 283,162
Swap premiums paid ................................................................................................... 6,433
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 182,977
OTC swaps ........................................................................................................ 1,085
Prepaid e xpenses ..................................................................................................... 10,162
Total a ssets .........................................................................................................
1,217,024,238
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 10,000
Collateral — TBA commitments ........................................................................................... 1,057,735
Options written, at value
(d)
................................................................................................ 126,351
TBA sale commitments, at value
(e)
.......................................................................................... 58,191,856
Payables: –
Investments purchased ................................................................................................ 257,308,088
Swaps   .......................................................................................................... 1,021
Capital shares redeemed ............................................................................................... 453,912
Distribution fees ..................................................................................................... 136,274
Income dividend distributions ............................................................................................ 2,567,424
Interest expense .................................................................................................... 876
Investment advisory fees .............................................................................................. 279,854
Professional fees .................................................................................................... 27,414
Variation margin on futures contracts ....................................................................................... 413,622
Other accrued expenses ............................................................................................... 606,606
Swap premiums received ................................................................................................ 86,896
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 623,603
OTC swaps ........................................................................................................ 28,378
Total li abilities ........................................................................................................
321,919,910
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 895,104,328
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,032,200,297
Accumulated loss ..................................................................................................... (137,095,969)
NET ASSETS ........................................................................................................
$ 895,104,328
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 995,348,441
(b)
  Investments, at cost — affiliated ................................................................................... $ 165,541,882
(c)
  Foreign currency, at cost ....................................................................................... $ 5,729,956
(d)
  Premiums received ........................................................................................... $ 369,313
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 57,711,143
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
34
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 185,597,022
Shares outstanding ...................................................................................................
18,304,410
Net asset value .....................................................................................................
$ 10.14
Shares authorized ...................................................................................................
600 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 709,507,306
Shares outstanding ...................................................................................................
70,859,028
Net asset value .....................................................................................................
$ 10.01
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
35
Statement of Operations
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 18,345
Dividends — affiliated ................................................................................................. 4,549,361
Interest — unaffiliated ................................................................................................. 17,073,965
Foreign taxes withheld ................................................................................................ (9,832)
Total investment income .................................................................................................
21,631,839
EXPENSES
Investment advisory .................................................................................................. 1,698,365
Distribution — class specific ............................................................................................ 864,943
Transfer agent — class specific .......................................................................................... 600,459
Accounting services .................................................................................................. 62,289
Professional ....................................................................................................... 48,451
Printing and postage ................................................................................................. 38,964
Custodian ......................................................................................................... 22,519
Directors and Officer ................................................................................................. 5,903
Miscellaneous ...................................................................................................... 42,867
Total expenses excluding interest expense .....................................................................................
3,384,760
Interest expense .................................................................................................... 12,714
Total expenses .......................................................................................................
3,397,474
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (8,395)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (392,869)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,996,210
Net investment income ..................................................................................................
18,635,629
REALIZED AND UNREALIZED GAIN (LOSS) $ 17,636,354
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (4,806,489)
Forward foreign currency exchange contracts ............................................................................... (1,558,166)
Foreign currency transactions ......................................................................................... 99,787
Futures contracts .................................................................................................. (723,342)
Options written ................................................................................................... 588,166
Swaps ......................................................................................................... (498,597)
A
(6,898,641)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 20,502,285
Investments — affiliated ............................................................................................. 1,152,681
Forward foreign currency exchange contracts ............................................................................... (937,221)
Foreign currency translations .......................................................................................... 181,322
Futures contracts .................................................................................................. 1,697,273
Options written ................................................................................................... 145,332
Swaps ......................................................................................................... 1,793,323
A
24,534,995
Net realized and unrealized gain ...........................................................................................
17,636,354
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 36,271,983

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
36
See notes to financial statements.
BlackRock Total Return V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 18,635,629  $ 36,805,321
Net realized loss .................................................................................. (6,898,641) (6,128,058)
Net change in unrealized appreciation (depreciation) .......................................................... 24,534,995  (20,014,245)
Net increase in net assets resulting from operations ............................................................. 36,271,983  10,663,018
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (3,825,639) (8,131,832)
Class III ....................................................................................... (13,560,494) (28,416,262)
Decrease in net assets resulting from distributions to shareholders ................................................... (17,386,133) (36,548,094)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 9,885,326  52,595,672
NET ASSETS
Total increase in net assets ............................................................................. 28,771,176  26,710,596
Beginning of period .................................................................................. 866,333,152  839,622,556
End of period ......................................................................................
$ 895,104,328  $ 866,333,152
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
37
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Total Return V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 9.92  $ 10.23  $ 10.05  $ 11.98  $ 12.40  $ 12.22
Net investment income
(a)
....................
0 .22  0 .45  0 .40  0 .25  0 .17  0 .25
Net realized and unrealized gain (loss) ...........
0 .21  ( 0 .31 ) 0 .17  ( 1 .93 ) ( 0 .35 ) 0 .82
Net increase (decrease) from investment operations ... 0.43  0.14  0.57  (1.68) (0.18) 1.07
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .21 ) ( 0 .45 ) ( 0 .39 ) ( 0 .25 ) ( 0 .17 ) ( 0 .29 )
From net realized gain ...................... —  —  —  ( 0 .00 )
(c)
( 0 .07 ) ( 0 .60 )
Total distributions ........................... (0.21) (0.45) (0.39) (0.25) (0.24) (0.89)
Net asset value, end of period ................. $ 10.14  $ 9.92  $ 10.23  $ 10.05  $ 11.98  $ 12.40
Total Return
(d)
Based on net asset value ..................... 4.37%
(e)
1.38% 5.83% (14.06)% (1.42)% 8.88%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.61%
(g)
0.63% 0.65% 0.65% 0.65% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.44%
(g)
0.47% 0.47% 0.46% 0.47% 0.51%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.44%
(g)
0.46% 0.47% 0.46% 0.47% 0.51%
Net investment income ......................
4.52%
(g)
4.49% 4.00% 2.36% 1.44% 1.98%
Supplemental Data
Net assets, end of period (000) ................. $ 185,597  $ 180,262  $ 184,953  $ 187,263  $ 232,294  $ 250,444
Portfolio turnover rate
(h)
....................... 315% 635% 605% 488% 647% 674%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
189% 434% 398% 283% 334% 399%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
38
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 9.80  $ 10.10  $ 9.93  $ 11.83  $ 12.24  $ 12.07
Net investment income
(a)
....................
0 .21  0 .42  0 .37  0 .22  0 .13  0 .21
Net realized and unrealized gain (loss) ...........
0 .19  ( 0 .31 ) 0 .16  ( 1 .90 ) ( 0 .34 ) 0 .81
Net increase (decrease) from investment operations ... 0.40  0.11  0.53  (1.68) (0.21) 1.02
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .19 ) ( 0 .41 ) ( 0 .36 ) ( 0 .22 ) ( 0 .13 ) ( 0 .25 )
From net realized gain ...................... —  —  —  ( 0 .00 )
(c)
( 0 .07 ) ( 0 .60 )
Total distributions ........................... (0.19) (0.41) (0.36) (0.22) (0.20) (0.85)
Net asset value, end of period ................. $ 10.01  $ 9.80  $ 10.10  $ 9.93  $ 11.83  $ 12.24
Total Return
(d)
Based on net asset value ..................... 4.13%
(e)
1.13% 5.43% (14.28)% (1.69)% 8.54%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.82%
(g)
0.85% 0.86% 0.86% 0.87% 0.92%
Total expenses after fees waived and/or reimbursed ...
0.75%
(g)
0.77% 0.78% 0.77% 0.78% 0.82%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.75%
(g)
0.77% 0.78% 0.77% 0.78% 0.82%
Net investment income ......................
4.21%
(g)
4.18% 3.70% 2.07% 1.12% 1.67%
Supplemental Data
Net assets, end of period (000) ................. $ 709,507  $ 686,071  $ 654,670  $ 564,245  $ 614,967  $ 470,328
Portfolio turnover rate
(h)
....................... 315% 635% 605% 488% 647% 674%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
189% 434% 398% 283% 334% 399%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
39
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
40
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
42
prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
44
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
46
such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2025, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,917,589,522.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $864,943.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended
June 30, 2025 , the amount waived was $ 8,395 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million- $500 million ................................................................................................. 0.45
$500 million- $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 152,898 $ 447,561 $ 600,459
Class I ................................................................................................................
0 .00%
Class III ...............................................................................................................
0 .06

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2025.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending:  Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were $1,227,726,122 and $1,228,255,910, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $103,739,694.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 152,898
Class III ...................................................................................................... 239,971
$ 392,869
Class I Class III
Expense Limitations .................................................................................. 0 .60% 1 .50%
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Return V.I. Fund ........................................... $ 2,911,154,282 $ 2,823,263,098 $ 323,542,489 $ 254,934,466

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
48
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,162,585,554 $ 11,875,229 $ (41,567,131) $ (29,691,902)

Notes to Financial Statements
(unaudited) (continued)
49
Notes to Financial Statements
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
1,624,838 $ 16,270,857 1,511,280 $ 15,239,666
Shares issued in reinvestment of distributions ........................
390,444 3,909,631 797,520 8,064,917
Shares redeemed .........................................
(1,880,089) (18,822,615) (2,214,319) (22,353,030)
135,193 $ 1,357,873 94,481 $ 951,553
Class III
Shares sold .............................................
4,138,509 $ 40,974,444 10,035,970 $ 99,575,567
Shares issued in reinvestment of distributions ........................
1,402,120 13,867,545 2,806,678 28,024,684
Shares redeemed .........................................
(4,707,384) (46,314,536) (7,604,500) (75,956,132)
833,245 $ 8,527,453 5,238,148 $ 51,644,119
968,438 $ 9,885,326 5,332,629 $ 52,595,672

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
50
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in these Financial Statements
51
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NGN Nigerian Naira
PEN Peruvian Sol
PLN Polish Zloty
TRY Turkish Lira
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JSC Joint Stock Company
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”)
met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to Global Allocation V.I. Fund, International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-
Advisory Agreements”); (b) BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and
(c) BlackRock (Singapore) Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund (the
“BSL Sub-Advisory Agreements” and together with the BIL Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager
and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses , and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) with respect to Government Money Market V.I. Fund, execution quality of portfolio transactions and, with respect to Large Cap Focus
Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund, Basic Value V.I. Fund, Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund,
Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund, Managed Volatility V.I. Fund, International V.I. Fund, International Index V.I. Fund, Small Cap Index V.I.
Fund and S&P 500 Index V.I. Fund, the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to Global Allocation V.I. Fund, International V.I. Fund and Managed Volatility V.I. Fund, BIL, with respect to
Managed Volatility V.I. Fund and Global Allocation V.I. Fund, BSL and, with respect to Managed Volatility V.I. Fund, BNA, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Large Cap Focus Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund, Basic
Value V.I. Fund, Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund, Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund, Managed
Volatility V.I. Fund and International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to International Index
V.I. Fund, Small Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of the Fund as compared with its benchmark and, with respect to Government Money
Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight
Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Core V.I. Fund ranked in the first, second and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Managed Volatility V.I. Fund ranked in the second, first and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, each of Large Cap Value V.I. Fund, 60/40 Target Allocation ETF V.I. Fund and
Large Cap Focus Growth V.I. Fund ranked in the second quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar
Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the second, third and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation V.I. Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the third, third and fourth quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the fourth, third and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, International V.I. Fund ranked in the fourth quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by three specific areas of weakness: (1) the Fund was positioned for interest rates cuts that moderated hence these positions underperformed; (2) portfolio positions with exposure to China underperformed during the period as both U.S. foreign and China domestic policy developments impacted fundamentals; and (3) positions geared towards the growth in AI underperformed. The Board and BlackRock discussed
BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The
Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that for the one-year period reported, S&P 500 Index V.I. Fund’s net performance was below the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s below tolerance performance relative to its benchmark over the period. The Board was informed that, among other things, the Fund’s underperformance relative to its benchmark and breach of its lower tolerance, was the impact of NAV rounding which detracted from the Fund’s performance. NAV rounding is a result of rounding the share class NAV from a precision of six decimal places to two decimal places in the return calculation.
In addition to reviewing Government Money Market V.I. Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one-and three-year periods reported, the Fund outperformed its Benchmark Weighted Average.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of International Index V.I. Fund’s and Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that each of SMID Cap V.I. Fund’s, Equity Dividend V.I. Fund’s and Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that 60/40 Target Allocation
ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition,

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board considered information provided by BlackRock in response to follow-up questions from the Board regarding the Fund’s total expense ratio relative to its Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the
Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted
that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Government Money Market V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted
that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to Global Allocation V.I. Fund, International V.I. Fund and Managed
Volatility V.I. Fund, (iii) the BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreements
between the Manager and BSL with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, each for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) or between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”) and BlackRock Total Return V.I. Fund (the “Total Return V.I.
Fund”) (together, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the High
Yield V.I. Fund and the Total Return V.I. Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Total Return V.I.
Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight;
administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the second, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
High Yield V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return
V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of the High Yield V.I. Fund and the Total Return V.I Fund decrease below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield
V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of the Total Return V.I. Fund and the High Yield V.I Fund decrease below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each
Fund, as applicable, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Want to know more?
blackrock.com | 800-537-4942
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds II, Inc.

Date: August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds II, Inc.

Date: August 19, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 19, 2025